UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2020

Semi Annual Report

USAA California Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information (Unaudited)	26
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Liquidity Risk Management Program	28
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA California Bond Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes.

Top 10 Industries

September 30, 2020

(% of Net Assets)

General Obligation	22.8%
Hospital	16.1%
Special Assessment/Tax/Fee	10.2%
Appropriated Debt	9.8%
Water/Sewer Utility	9.3%
Multifamily Housing	7.7%
Toll Road	5.6%
Nursing/CCRC	4.4%
Real Estate Tax/Fee	4.4%
Education	3.1%

Refer to the Schedule of Portfolio Investments for a complete list of securities

2

USAA Mutual Funds Trust USAA California Bond Fund (continued)	September 30, 2020

  (Unaudited)

Portfolio Ratings Mix:

September 30, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (102.9%)
California (99.8%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,500	$1,570
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,652
Adelanto Public Utility Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,420
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,276
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,375
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,658
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,649
Bay Area Toll Authority Revenue
1.37% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27) (a) (b)	15,000	15,091
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	4,977
Burbank Unified School District, GO
8/1/33, Continuously Callable @100 (d)	3,085	3,366
8/1/34, Continuously Callable @100 (e)	3,000	3,278
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (f)	2,000	2,224
California County Tobacco Securitization Agency Revenue
1.38%, 6/1/30	150	150
4.00%, 6/1/49, Continuously Callable @100	500	554
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	552
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,396
5.00%, 10/1/48, Continuously Callable @100	2,000	2,357
5.00%, 10/1/49, Continuously Callable @100	3,100	3,642
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,110
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	2,123
4.00%, 11/1/50, Continuously Callable @100	680	759
California Health Facilities Financing Authority Revenue
4.00%, 3/1/39, Continuously Callable @100	7,375	8,116
4.00%, 10/1/47, Continuously Callable @100	10,000	10,971
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,571
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,285
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,139
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	2,352
Series A-2, 5.00%, 11/1/47	10,000	15,447
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	15,545
California Health Facilities Financing Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,216
5.00%, 6/1/42, Continuously Callable @100	7,805	8,300
5.00%, 7/1/44, Continuously Callable @100	2,300	2,626

See notes to financial statements.

4

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue, 4.00%, 7/1/50, Continuously Callable @100	$4,000	$4,500
California Municipal Finance Authority Revenue
0.12%, 11/1/35, Callable 11/2/20 @ 100 (c)	4,000	4,000
5.00%, 6/1/43, Continuously Callable @100	2,500	3,004
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	884
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,164
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,126
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,154
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,120
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,086
California Municipal Finance Authority Revenue (LIQ — Deutsche Bank A.G.), Series 2019-XF1088, 0.47%, 10/1/59, Callable 10/1/35 @100 (c) (f)	3,600	3,600
California Municipal Finance Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	2,122
4.13%, 5/15/46, Continuously Callable @100	2,100	2,304
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,867
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (f)	6,000	6,788
5.00%, 11/21/45, Continuously Callable @100 (f)	2,000	2,232
Series B, 0.12%, 3/1/42 (c)	15,800	15,800
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,113
5.00%, 10/15/47, Continuously Callable @100	3,000	3,289
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100 (f)	1,750	1,953
5.00%, 8/1/46, Continuously Callable @100 (f)	2,250	2,487
Series A, 5.00%, 7/1/47, Continuously Callable @100 (f)	1,370	1,560
Series A, 5.00%, 7/1/49, Continuously Callable @100 (f)	1,000	1,173
Series A, 5.00%, 7/1/54, Continuously Callable @100 (f)	2,150	2,521
California State Public Works Board Revenue, Series C, 5.00%, 4/1/31, Continuously Callable @100	6,875	6,902
California Statewide Communities Development Authority Revenue
5.00%, 5/15/24	1,300	1,433
5.00%, 5/15/40, Continuously Callable @100	2,750	3,018
5.00%, 5/15/42, Continuously Callable @100	1,500	1,561
5.00%, 11/1/43, Pre-refunded 11/1/24 @ 100	500	597
5.00%, 10/1/46, Continuously Callable @100	2,750	3,061
5.00%, 5/15/47, Continuously Callable @100	1,000	1,097
5.00%, 5/15/47, Continuously Callable @100	1,500	1,555
5.00%, 1/1/48, Continuously Callable @100	1,995	2,290
5.00%, 7/1/48, Continuously Callable @100	4,000	4,737
5.00%, 5/15/50, Continuously Callable @100	1,000	1,094
5.80%, 4/1/52, Callable 4/1/21 @ 100 (c) (f) (LIQ — Deutsche Bank A.G.)	25,000	25,000
Series A, 5.00%, 5/15/25	2,180	2,455
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	748
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,701
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,236
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,176

See notes to financial statements.

5

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/57, Continuously Callable @100	$2,500	$2,938
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	4,345
Series S, 5.00%, 8/1/44, Continuously Callable @102	2,400	2,607
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	10,536
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	1,190
City of Atwater Wastewater Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,547
City of Chula Vista Revenue, 5.88%, 1/1/34, Continuously Callable @100	5,000	5,021
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,368
City of Los Angeles Certificate of Participation (LOC — U.S. Bancorp), Series A, 0.23%, 8/1/35, Continuously Callable @100 (c)	1,500	1,500
City of San Jose Revenue (LIQ — Deutsche Bank A.G.), Series 2019-XF1085, 0.42%, 8/1/59, Callable 8/1/34 @ 100 (c) (f)	10,175	10,175
City of Santa Clara Electric Revenue, Series A, 5.25%, 7/1/32, Pre-refunded 7/1/21 @100	2,000	2,075
City of Tulare Sewer Revenue (INS — Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	6,348
4.00%, 11/15/44, Continuously Callable @100	5,000	5,497
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	3,145
5.00%, 1/1/47, Continuously Callable @100	2,000	2,225
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Continuously Callable @100	1,350	1,505
County of Sacramento Airport System Revenue
4.00%, 7/1/40, Continuously Callable @100	4,000	4,602
Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,277
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	13,433
Elk Grove Finance Authority Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,734
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100 (c)	1,500	1,588
Foothill-Eastern Transportation Corridor Agency Revenue (INS — Assured Guaranty Municipal Corp.)
1/15/34 (g)	15,000	10,541
1/15/35 (g)	7,500	5,081
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,525
Grass Valley School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,834
Hanford Joint Union High School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4.00%, 6/1/40, Continuously Callable @100	2,640	2,891
Hayward Unified School District, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,689
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,951

See notes to financial statements.

6

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Inglewood Unified School District, GO (INS — Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	$750	$881
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	249
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	507
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	504
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	1,000	1,156
5.00%, 9/1/49, Continuously Callable @100	2,000	2,329
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,179
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	2,057
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,163
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,165
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,163
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	612
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,164
Irvine Unified School District Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	7,109
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,120
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,688
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,200
Los Angeles County Facilities, Inc. Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,826
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,309
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	7,045
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,429
Middle Fork Project Finance Authority Revenue
5.00%, 4/1/33, Continuously Callable @100	2,205	2,645
5.00%, 4/1/35, Continuously Callable @100	225	267
5.00%, 4/1/36, Continuously Callable @100	1,830	2,158
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	4,020
Monrovia Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,712
Moreno Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	7,991
Mountain View School District/Los Angeles County, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,910
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,081
Norwalk Redevelopment Agency Tax Allocation (INS — National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,019
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,512

See notes to financial statements.

7

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Norwalk-La Mirada Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series C 8/1/30 (g)	$7,500	$6,516
Palomar Health, GO (INS — Assured Guaranty Municipal Corp.), Series A 8/1/31 (g)	12,230	10,026
Palomar Health, GO (INS — National Public Finance Guarantee Corp.) 8/1/26 (g)	5,500	5,077
Perris Union High School District, GO (INS — Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,805
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,462
Pomona Unified School District, GO (INS — Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,730
Poway Unified School District Special Tax (INS — Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	5,414
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,229
Rio Elementary School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,139
Riverside County Public Financing Authority Tax Allocation (INS — Build America Mutual Assurance Co.)
4.00%, 10/1/36, Continuously Callable @100	1,250	1,384
4.00%, 10/1/37, Continuously Callable @100	1,625	1,794
Riverside County Redevelopment Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,212
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,267
RNR School Financing Authority Special Tax (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,373
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,286
Sacramento City Financing Authority Revenue (LIQ — Deutsche Bank A.G.), Series XG0100, 0.27%, 12/1/33 (c) (f)	5,000	5,000
Sacramento City Unified School District, GO (INS — Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,128
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,528
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,293
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,764
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,437
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,915
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	10,000	11,262
San Leandro Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,387
San Luis & Delta Mendota Water Authority Revenue (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Continuously Callable @100	1,500	1,651

See notes to financial statements.

8

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	$5,000	$5,769
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,868
Santa Cruz County Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	7,091
Santa Rosa High School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,196
State of California, GO
5.25%, 2/1/30, Continuously Callable @100	4,000	4,258
5.00%, 2/1/43, Continuously Callable @100	3,000	3,270
4.00%, 10/1/44, Continuously Callable @100	1,000	1,173
5.00%, 9/1/45, Continuously Callable @100	2,500	2,979
5.00%, 8/1/46, Continuously Callable @100	9,500	11,291
5.00%, 11/1/47, Continuously Callable @100	7,000	8,486
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	981
5.00%, 3/1/47, Continuously Callable @100	2,760	3,153
Tahoe-Truckee Unified School District Certificate of Participation (INS — Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,104
Temecula Valley Unified School District Financing Authority Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,823
Temecula Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,276
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	1,000	1,168
5.00%, 6/1/48, Continuously Callable @100	1,000	1,194
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	985
Series B, 2.40%, 10/1/49, Continuously Callable @100	1,500	1,537
Tulare Local Health Care District, GO (INS-Build America Mutual Assurance Co.)
4.00%, 8/1/35, Continuously Callable @100	650	762
4.00%, 8/1/39, Continuously Callable @100	1,900	2,203
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	2,148
Val Verde Unified School District Certificate of Participation (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,291
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,780
Val Verde Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	5,016
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	4,000	4,674
Victor Valley Union High School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,654

See notes to financial statements.

9

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/42, Continuously Callable @100	$1,000	$1,140
West Kern Water District Certificate of Participation, 5.00%, 6/1/28, Continuously Callable @100	4,585	4,731
Western Placer Unified School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,595
		665,268
Guam (2.5%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,565
5.00%, 1/1/46, Continuously Callable @100	7,000	7,882
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,149
		16,659
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue
5.00%, 9/1/33, Continuously Callable @100 (f)	3,000	3,327
Series A, 4.00%, 10/1/22	925	918
		4,245
Total Municipal Bonds (Cost $642,595)		686,172
Total Investments (Cost $642,595) — 102.9%		686,172
Liabilities in excess of other assets — (2.9)%		(19,446)
NET ASSETS — 100.00%		$666,726

(a)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.

(b)  Put Bond.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%.

(e)  Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $68,040 (thousands) and amounted to 10.2% of net assets.

(g)  Zero-coupon bond.

See notes to financial statements.

10

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

  (Unaudited)

bps — Basis points

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)   (Unaudited)

	USAA California Bond Fund
Assets:
Investments, at value (Cost $642,595)	$686,172
Cash	8
Receivables:
Interest	6,315
Capital shares issued	16
From Adviser	1
Prepaid expenses	6
Total Assets	692,518
Liabilities:
Payables:
Distributions	219
Investments purchased	25,000
Capital shares redeemed	251
Accrued expenses and other payables:
Investment advisory fees	205
Administration fees	82
Transfer agent fees	20
Compliance fees	—	(a)
12b-1 fees	1
Other accrued expenses	14
Total Liabilities	25,792
Net Assets:
Capital	627,631
Total accumulated earnings/(loss)	39,095
Net Assets	$666,726
Net Assets
Fund Shares	$658,802
Institutional Shares	1,343
Class A shares	6,581
Total	$666,726
Shares (unlimited number of shares authorized with no par value):
Fund Shares	57,579
Institutional Shares	117
Class A shares	576
Total	58,272
Net asset value, offering and redemption price per share: (b)
Fund Shares	$11.44
Institutional Shares	$11.44
Class A shares	$11.43
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$11.69

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)   (Unaudited)

	USAA California Bond Fund
Investment Income:
Interest	$10,058
Total Income	10,058
Expenses*:
Investment advisory fees	1,178
Administration fees — Fund Shares	499
Administration fees — Institutional Shares	—	(a)
Administration fees — Class A shares	5
Sub-Administration fees	10
12b-1 fees — Class A shares	8
Custodian fees	3
Transfer agent fees — Fund Shares	74
Transfer agent fees — Institutional Shares	—	(a)
Transfer agent fees — Class A shares	2
Trustees' fees	30
Compliance fees	2
Legal and audit fees	42
State registration and filing fees	2
Other expenses	30
Total Expenses	1,885
Expenses waived/reimbursed by Adviser	(3)
Net Expenses	1,882
Net Investment Income (Loss)	8,176
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(481)
Net change in unrealized appreciation/depreciation on investment securities	16,464
Net realized/unrealized gains (losses) on investments	15,983
Change in net assets resulting from operations	$24,159

*  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA California Bond Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$8,176	$19,016
Net realized gains (losses) from investments	(481)	795
Net change in unrealized appreciation/depreciation on investments	16,464	4,404
Change in net assets resulting from operations	24,159	24,215
Distributions to Shareholders:
Fund Shares	(8,101)	(18,841)
Institutional Shares (a)	(4)	—
Class A shares	(71)	(172)
Change in net assets resulting from distributions to shareholders	(8,176)	(19,013)
Change in net assets resulting from capital transactions	(33,423)	(19,432)
Change in net assets	(17,440)	(14,230)
Net Assets:
Beginning of period	684,166	698,396
End of period	$666,726	$684,166

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(continues on next page)

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)   (continued)

	USAA California Bond Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$26,565	$74,813
Distributions reinvested	6,718	15,317
Cost of shares redeemed	(68,095)	(108,864)
Total Fund Shares	$(34,812)	$(18,734)
Institutional Shares (a)
Proceeds from shares issued	$1,493	$—
Distributions reinvested	3	—
Cost of shares redeemed	(151)	—
Total Institutional Shares	$1,345	$—
Class A shares
Proceeds from shares issued	$6,750	$341
Distributions reinvested	8	29
Cost of shares redeemed	(6,714)	(1,068)
Total Class A shares	$44	$(698)
Change in net assets resulting from capital transactions	$(33,423)	$(19,432)
Share Transactions:
Fund Shares
Issued	2,335	6,614
Reinvested	593	1,352
Redeemed	(6,021)	(9,723)
Total Fund Shares	(3,093)	(1,757)
Institutional Shares (a)
Issued	130	—
Redeemed	(13)	—
Total Institutional Shares	117	—
Class A shares
Issued	595	30
Reinvested	1	3
Redeemed	(592)	(94)
Total Class A shares	4	(61)
Change in Shares	(2,972)	(1,818)

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
USAA California Bond Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$11.17	0.14	(f)	0.27		0.41		(0.14)	(0.14)
Year Ended March 31, 2020	$11.07	0.30	(f)	0.10		0.40		(0.30)	(0.30)
Year Ended March 31, 2019	$10.92	0.34		0.15		0.49		(0.34)	(0.34)
Year Ended March 31, 2018	$10.92	0.37		—	(g)	0.37		(0.37)	(0.37)
Year Ended March 31, 2017	$11.29	0.37		(0.37)		—	(g)	(0.37)	(0.37)
Year Ended March 31, 2016	$11.27	0.42		0.02		0.44		(0.42)	(0.42)
Institutional Shares
June 29, 2020 (e) through September 30, 2020 (unaudited)	$11.35	0.07	(f)	0.09		0.16		(0.07)	(0.07)
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$11.16	0.12	(f)	0.27		0.39		(0.12)	(0.12)
Year Ended March 31, 2020	$11.06	0.27	(f)	0.10		0.37		(0.27)	(0.27)
Year Ended March 31, 2019	$10.91	0.32		0.15		0.47		(0.32)	(0.32)
Year Ended March 31, 2018	$10.91	0.34		—	(g)	0.34		(0.34)	(0.34)
Year Ended March 31, 2017	$11.28	0.35		(0.37)		(0.02)		(0.35)	(0.35)
Year Ended March 31, 2016	$11.26	0.39		0.02		0.41		(0.39)	(0.39)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Include adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses**^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA California Bond Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	—		$11.44	3.67%	0.56%	2.43%	0.56%	$658,802	5%
Year Ended March 31, 2020	—		$11.17	3.62%	0.53%	2.66%	0.53%	$677,785	33%
Year Ended March 31, 2019	—		$11.07	4.61%	0.52%	3.15%	0.52%	$691,391	18%
Year Ended March 31, 2018	—		$10.92	3.37%	0.51%	3.32%	0.51%	$674,498	6%
Year Ended March 31, 2017	—		$10.92	0.01%	0.51%	3.34%	0.51%	$669,435	26%
Year Ended March 31, 2016	—		$11.29	3.98%	0.56%	3.74%	0.56%	$698,731	9%
Institutional Shares
June 29, 2020 (e) through September 30, 2020 (unaudited)	—		$11.44	1.42%	0.50%	2.44%	1.59%	$1,343	5%
Class A shares
Six Months Ended September 30, 2020 (unaudited)	—		$11.43	3.54%	0.82%	2.16%	0.86%	$6,581	5%
Year Ended March 31, 2020	—		$11.16	3.36%	0.78%	2.41%	0.78%	$6,381	33%
Year Ended March 31, 2019	—		$11.06	4.37%	0.76%	2.92%	0.76%	$7,005	18%
Year Ended March 31, 2018	—		$10.91	3.12%	0.75%	3.08%	0.75%	$6,985	6%
Year Ended March 31, 2017	—	(g)	$10.91	(0.24)%	0.75%	3.09%	0.75%	$7,083	26%
Year Ended March 31, 2016	—		$11.28	3.73%	0.80%	3.49%	0.80%	$8,303	9%

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA California Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Institutional Shares commenced operations and the Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$686,172	$—	$686,172
Total	$—	$686,172	$—	$686,172

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$16,825	$15,625	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$49,722	$33,456

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rates of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019 through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of funds within the Lipper California Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020, to September 30, 2020, performance adjustments for Fund Shares, Institutional Shares, and Class A shares were $93, less than $1, and $1 thousand, respectively. For the Fund Shares, Institutional Shares, and Class A shares, the performance adjustments were 0.02%, less than 0.01%, and 0.02% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares, and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares. Amounts incurred and paid to the Distributor for the six months ended September 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

For the six months ended September 30, 2020, the Distributor didn't receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 0.54%, 0.50%, and 0.80% for the Fund Shares, Institutional Shares, and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/24
$3

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

During the most recent tax year ended March 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$34	$3,952	$3,986

25

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,036.70	$1,022.26	$2.86	$2.84	0.56%
Institutional Shares**	1,000.00	1,014.20	1,022.56	1.28	2.54	0.50%
Class A shares	1,000.00	1,035.40	1,020.96	4.18	4.15	0.82%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 93/365 to reflect the stub period from commencement of operations June 29, 2020 through September 30, 2020.

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

For the period July 1, 2020, to September 30, 2020, performance adjustments were applied to the Fund. The annualized expense ratios of 0.56% and 0.82% for the Fund Shares and Class A shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended September, 30, 2020.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,036.70	$1,022.36	$2.76	$2.74	0.54%
Class A shares	1,000.00	1,035.40	1,021.06	4.08	4.05	0.80%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39600-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Global Equity Income Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information (Unaudited)	26
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Liquidity Risk Management Program	28
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Global Equity Income Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks total return with an emphasis on current income.

Top 10 Holdings*

September 30, 2020

(% of Net Assets)

Apple, Inc.	5.2%
Microsoft Corp.	1.9%
The Home Depot, Inc.	1.6%
The Procter & Gamble Co.	1.6%
Intel Corp.	1.5%
UnitedHealth Group, Inc.	1.5%
Roche Holding AG	1.4%
NVIDIA Corp.	1.4%
Johnson & Johnson	1.2%
Amgen, Inc.	1.2%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Global Equity Income Fund (continued)	September 30, 2020

  (Unaudited)

Sector Allocation*:

September 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Australia (1.7%):
Financials (0.5%):
ASX Ltd.	3,543	$207
Medibank Pvt. Ltd.	106,675	192
		399
Industrials (0.1%):
Brambles Ltd.	13,726	104
Materials (0.7%):
BHP Group Ltd.	20,630	533
Utilities (0.4%):
AGL Energy Ltd.	26,385	258
		1,294
Belgium (0.1%):
Communication Services (0.1%):
Telenet Group Holding NV	1,964	76
Bermuda (0.1%):
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	2,000	80
Canada (3.8%):
Communication Services (0.1%):
Shaw Communications, Inc. Class B	4,080	74
Consumer Discretionary (0.5%):
Dollarama, Inc.	3,730	143
Magna International, Inc.	5,571	255
		398
Consumer Staples (0.3%):
Metro, Inc.	4,503	216
Energy (0.3%):
Canadian Natural Resources Ltd.	16,906	271
Financials (1.5%):
Bank of Montreal	5,065	296
Intact Financial Corp.	747	80
Manulife Financial Corp.	13,254	185
Sun Life Financial, Inc.	3,000	122
The Bank of Nova Scotia (a)	4,500	187
The Toronto-Dominion Bank	5,611	260
		1,130
Industrials (0.2%):
Thomson Reuters Corp.	1,824	146
Information Technology (0.3%):
Constellation Software, Inc.	178	198

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Aginco Eagle Mines Ltd.	2,359	$188
Franco-Nevada Corp.	517	72
Wheaton Precious Metals Corp.	3,897	191
		451
		2,884
Denmark (1.9%):
Consumer Discretionary (0.3%):
Pandora A/S	3,297	238
Health Care (1.0%):
Coloplast A/S Class B	2,277	361
Novo Nordisk A/S Class B	5,850	405
		766
Materials (0.3%):
Christian Hansen Holding A/S	1,667	185
Utilities (0.3%):
Orsted A/S (b)	1,580	218
		1,407
Finland (0.6%):
Communication Services (0.4%):
Elisa Oyj	5,253	309
Industrials (0.1%):
Kone Oyj Class B	1,029	90
Utilities (0.1%):
Fortum Oyj	3,671	74
		473
France (0.6%):
Consumer Discretionary (0.3%):
Hermes International	224	193
Consumer Staples (0.2%):
L'Oreal SA	585	190
Health Care (0.1%):
Sanofi	759	76
		459
Germany (1.8%):
Financials (1.5%):
Allianz SE	3,962	760
Deutsche Boerse AG	1,412	248
Muenchener Rueckversicherungs-Gesellschaft AG Class R	492	125
		1,133
Information Technology (0.3%):
SAP SE	1,304	203
		1,336

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hong Kong (1.4%):
Financials (0.9%):
BOC Hong Kong Holdings Ltd.	111,500	$296
Hang Seng Bank Ltd.	17,300	256
Hong Kong Exchanges & Clearing Ltd.	2,700	127
		679
Utilities (0.5%):
CLP Holdings Ltd.	15,500	145
Power Assets Holdings Ltd.	37,000	195
		340
		1,019
Ireland (1.1%):
Health Care (0.2%):
STERIS PLC	800	141
Industrials (0.5%):
Eaton Corp. PLC	3,637	371
Information Technology (0.4%):
Seagate Technology PLC	5,991	295
		807
Italy (0.6%):
Utilities (0.6%):
Enel SpA	25,013	217
Terna Rete Elettrica Nazionale SpA	39,286	275
		492
Japan (7.3%):
Communication Services (2.2%):
KDDI Corp.	14,400	362
Nintendo Co. Ltd.	100	57
Nippon Telegraph & Telephone Corp.	19,200	392
NTT DOCOMO, Inc.	22,800	838
		1,649
Consumer Discretionary (1.3%):
Bridgestone Corp.	6,700	212
Sekisui House Ltd.	11,700	207
Toyota Motor Corp.	8,600	571
		990
Consumer Staples (0.6%):
Pigeon Corp.	3,400	152
Seven & i Holdings Co. Ltd.	8,600	267
		419
Financials (1.3%):
ORIX Corp.	9,100	114
Resona Holdings, Inc.	29,800	101

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	10,000	$280
Tokio Marine Holdings, Inc.	10,600	464
		959
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd.	2,100	94
Hoya Corp.	1,200	136
Shionogi & Co. Ltd.	4,800	257
		487
Industrials (0.4%):
ITOCHU Corp.	10,600	271
Information Technology (0.4%):
Fujitsu Ltd.	1,300	178
Nomura Research Institute Ltd.	5,100	150
		328
Materials (0.3%):
Asahi Kasei Corp.	24,400	213
Utilities (0.2%):
Chubu Electric Power Co., Inc.	12,300	149
		5,465
Netherlands (2.6%):
Communication Services (0.2%):
Koninklijke KPN NV	75,861	178
Consumer Staples (1.9%):
Heineken NV	2,918	260
Koninklijke Ahold Delhaize NV	14,985	443
Unilever NV	11,764	714
		1,417
Industrials (0.4%):
Wolters Kluwer NV	3,057	261
Information Technology (0.1%):
ASML Holding NV	206	76
		1,932
Norway (0.3%):
Energy (0.3%):
Equinor ASA (a)	14,531	206
Portugal (0.1%):
Utilities (0.1%):
Energias de Portugal SA	14,919	73
Singapore (1.0%):
Financials (1.0%):
DBS Group Holdings Ltd.	24,500	360
Oversea-Chinese Banking Corp. Ltd.	14,700	92
See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	32,900	$222
United Overseas Bank Ltd.	6,400	90
		764
Spain (1.0%):
Energy (0.1%):
Enagas SA	3,003	70
Utilities (0.9%):
Endesa SA	9,299	249
Iberdrola SA	9,360	115
Red Electrica Corp. SA	17,395	326
		690
		760
Switzerland (5.0%):
Consumer Discretionary (0.3%):
Garmin Ltd.	2,493	237
Financials (0.9%):
Banque Cantonale Vaudoise Registered Shares	1,729	175
Partners Group Holding AG	96	88
Zurich Insurance Group AG	1,226	428
		691
Health Care (2.4%):
Lonza Group AG Registered Shares	158	97
Novartis AG Registered Shares	8,016	696
Roche Holding AG	2,985	1,023
		1,816
Industrials (1.0%):
ABB Ltd. Registered Shares	6,186	157
Geberit AG Registered Shares	660	391
SGS SA Registered Shares	58	155
		703
Materials (0.4%):
EMS-Chemie Holding AG	88	79
Givaudan SA Registered Shares	18	78
LafargeHolcim Ltd.	2,542	116
		273
		3,720
United Kingdom (2.9%):
Consumer Discretionary (0.1%):
Barratt Developments PLC	15,503	95
Consumer Staples (0.1%):
Wm Morrison Supermarkets PLC	30,049	66

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.8%):
Aon PLC Class A	2,493	$514
Legal & General Group PLC	36,269	89
		603
Health Care (0.1%):
Smith & Nephew PLC	5,733	112
Industrials (0.8%):
Ferguson PLC	1,922	193
Intertek Group PLC	2,263	185
RELX PLC	8,774	195
		573
Information Technology (0.3%):
The Sage Group PLC	20,416	190
Materials (0.5%):
Rio Tinto PLC	6,842	412
Utilities (0.2%):
United Utilities Group PLC	12,487	138
		2,189
United States (65.6%):
Communication Services (2.0%):
Activision Blizzard, Inc.	999	81
Comcast Corp. Class A	2,900	134
Omnicom Group, Inc.	6,795	336
The Interpublic Group of Cos., Inc.	5,500	92
Verizon Communications, Inc.	14,022	834
		1,477
Consumer Discretionary (5.6%):
Best Buy Co., Inc.	7,093	789
D.R. Horton, Inc.	2,925	221
Genuine Parts Co.	1,200	114
Lowe's Cos., Inc.	4,514	749
McDonald's Corp.	930	204
Starbucks Corp.	1,909	164
Target Corp.	3,872	610
The Home Depot, Inc.	4,327	1,202
Tractor Supply Co.	999	143
		4,196
Consumer Staples (7.6%):
Campbell Soup Co.	3,100	150
Church & Dwight Co., Inc.	1,700	159
Colgate-Palmolive Co.	3,883	300
General Mills, Inc.	8,686	536
Kimberly-Clark Corp.	4,452	657
Philip Morris International, Inc.	6,564	492
Sysco Corp.	5,985	372

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Clorox Co.	2,585	$543
The Hershey Co.	1,176	169
The Kroger Co.	9,554	324
The Procter & Gamble Co.	8,380	1,165
Tyson Foods, Inc. Class A	3,679	219
Walmart, Inc.	4,347	608
		5,694
Energy (1.9%):
Cabot Oil & Gas Corp.	27,330	475
Chevron Corp.	2,601	187
HollyFrontier Corp.	9,500	187
Phillips 66	8,206	426
Pioneer Natural Resources Co.	1,864	160
		1,435
Financials (8.3%):
Aflac, Inc.	3,700	135
Ameriprise Financial, Inc.	2,265	349
Bank of America Corp.	29,108	701
Citizens Financial Group, Inc.	3,500	88
Erie Indemnity Co. Class A	1,925	405
Fifth Third Bancorp	5,000	107
Huntington Bancshares, Inc.	16,567	152
KeyCorp	30,965	369
M&T Bank Corp.	2,346	216
MarketAxess Holdings, Inc.	744	358
MetLife, Inc.	11,210	417
MSCI, Inc.	508	181
Regions Financial Corp.	31,238	360
S&P Global, Inc.	1,194	431
State Street Corp.	1,089	65
T. Rowe Price Group, Inc.	3,535	453
The Allstate Corp.	4,640	437
The PNC Financial Services Group, Inc.	2,500	275
The Progressive Corp.	6,276	594
The Travelers Cos., Inc.	1,000	108
		6,201
Health Care (8.9%):
Abbott Laboratories	2,500	272
AmerisourceBergen Corp.	2,416	234
Amgen, Inc.	3,674	934
Anthem, Inc.	951	255
Bristol-Myers Squibb Co.	4,940	298
Cardinal Health, Inc.	3,180	149
Danaher Corp.	1,200	258
Eli Lilly & Co.	3,992	591
Johnson & Johnson	6,287	936
McKesson Corp.	992	148
Medtronic PLC	1,900	197

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	19,888	$730
Quest Diagnostics, Inc.	1,912	219
Stryker Corp.	700	146
UnitedHealth Group, Inc.	3,596	1,121
Zoetis, Inc.	1,249	207
		6,695
Industrials (7.4%):
3M Co.	3,648	584
C.H. Robinson Worldwide, Inc.	1,500	153
Cummins, Inc.	2,806	593
Dover Corp.	1,500	162
Honeywell International, Inc.	4,980	820
Illinois Tool Works, Inc.	1,208	233
Lockheed Martin Corp.	1,372	526
Norfolk Southern Corp.	419	90
Northrop Grumman Corp.	334	105
PACCAR, Inc.	4,744	405
Parker-Hannifin Corp.	700	142
Republic Services, Inc.	1,400	131
Rockwell Automation, Inc.	2,162	477
Rollins, Inc.	3,470	188
Snap-on, Inc.	700	103
Trane Technologies PLC	2,322	282
Union Pacific Corp.	1,609	317
W.W. Grainger, Inc.	384	137
Waste Management, Inc.	1,100	124
		5,572
Information Technology (17.1%):
Apple, Inc.	33,685	3,901
Applied Materials, Inc.	3,459	206
Broadcom, Inc.	232	85
Cisco Systems, Inc.	18,241	718
Citrix Systems, Inc.	2,447	337
Intel Corp.	22,131	1,146
Intuit, Inc.	484	158
Juniper Networks, Inc.	4,700	101
KLA Corp.	1,000	194
Lam Research Corp.	1,091	362
Mastercard, Inc. Class A	922	312
Microsoft Corp.	6,813	1,433
NetApp, Inc.	11,588	508
NVIDIA Corp.	1,887	1,021
Oracle Corp.	11,131	664
Paychex, Inc.	3,100	247
Texas Instruments, Inc.	5,638	805
Visa, Inc. Class A	3,026	605
		12,803

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (2.1%):
Air Products & Chemicals, Inc.	715	$213
Celanese Corp.	2,318	249
Packaging Corp. of America	5,292	577
PPG Industries, Inc.	1,600	196
RPM International, Inc.	2,429	201
Steel Dynamics, Inc.	3,669	105
		1,541
Utilities (4.7%):
American Electric Power Co., Inc.	1,400	114
American Water Works Co., Inc.	2,023	293
Duke Energy Corp.	5,706	505
Eversource Energy	5,131	429
Exelon Corp.	9,737	348
OGE Energy Corp.	10,373	311
The Southern Co.	2,200	119
UGI Corp.	7,856	259
WEC Energy Group, Inc.	5,445	528
Xcel Energy, Inc.	9,545	659
		3,565
		49,179
Total Common Stocks (Cost $66,622)		74,615
Collateral for Securities Loaned^ (0.5%)
United States (0.5%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	199,560	200
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	209,021	209
Total Collateral for Securities Loaned (Cost $409)		409
Total Investments (Cost $67,031) — 100.0%		75,024
Liabilities in excess of other assets — 0.0%		(24)
NET ASSETS — 100.00%		$75,000

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $218 (thousands) and amounted to 0.3% of net assets.

(c)  Rate disclosed is the daily yield on September 30, 2020.

PLC — Public Limited Company

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Equity Income Fund
Assets:
Investments, at value (Cost $67,031)	$75,024	(a)
Foreign currency, at value (Cost $15)	15
Cash and cash equivalents	132
Receivables:
Interest and dividends	143
Capital shares issued	2
Reclaims	187
From Adviser	28
Prepaid expenses	—	(b)
Total Assets	75,531
Liabilities:
Payables:
Collateral received on loaned securities	409
Capital shares redeemed	16
Accrued expenses and other payables:
Investment advisory fees	34
Administration fees	9
Transfer agent fees	12
Trustees' fees	1
Other accrued expenses	50
Total Liabilities	531
Net Assets:
Capital	69,470
Total accumulated earnings/(loss)	5,530
Net Assets	$75,000
Net Assets
Fund Shares	$69,838
Institutional Shares	5,162
Total	$75,000
Shares (unlimited number of shares authorized with no par value):
Fund Shares	6,772
Institutional Shares	500
Total	7,272
Net asset value, offering and redemption price per share: (c)
Fund Shares	$10.31
Institutional Shares	$10.32

(a)  Includes $389 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Global Equity Income Fund
Investment Income:
Dividends	$1,152
Securities lending (net of fees)	3
Foreign tax withholding	(64)
Total Income	1,091
Expenses:
Investment advisory fees	191
Administration fees — Fund Shares	51
Administration fees — Institutional Shares	2
Sub-Administration fees	10
Custodian fees	13
Transfer agent fees — Fund Shares	57
Transfer agent fees — Institutional Shares	2
Trustees' fees	24
Compliance fees	— (a)
Legal and audit fees	49
State registration and filing fees	22
Other expenses	20
Total Expenses	441
Expenses waived/reimbursed by Adviser	(69)
Net Expenses	372
Net Investment Income (Loss)	719
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(2,222)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	16,665
Net realized/unrealized gains (losses) on investments	14,443
Change in net assets resulting from operations	$15,162

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Equity Income Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$719	$1,871
Net realized gains (losses) from investments	(2,222)	4,817
Net change in unrealized appreciation/depreciation on investments	16,665	(17,160)
Change in net assets resulting from operations	15,162	(10,472)
Distributions to Shareholders:
Fund Shares	(758)	(5,419)
Institutional Shares	(58)	(391)
Change in net assets resulting from distributions to shareholders	(816)	(5,810)
Change in net assets resulting from capital transactions	(4,052)	641
Change in net assets	10,294	(15,641)
Net Assets:
Beginning of period	64,706	80,347
End of period	$75,000	$64,706
Capital Transactions:
Fund Shares
Proceeds from shares issued	$2,752	$10,388
Distributions reinvested	616	4,427
Cost of shares redeemed	(7,420)	(14,174)
Total Fund Shares	$(4,052)	$641
Institutional Shares
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Cost of shares redeemed	—	—
Total Institutional Shares	—	—
Change in net assets resulting from capital transactions	$(4,052)	$641
Share Transactions:
Fund Shares
Issued	285	993
Reinvested	63	415
Redeemed	(760)	(1,368)
Total Fund Shares	(412)	40
Institutional Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Total Institutional Shares	—	—
Change in Shares	(412)	40

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$8.42	0.10	(d)	1.90	2.00	(0.11)	—
Year Ended March 31, 2020	$10.51	0.24	(d)	(1.57)	(1.33)	(0.22)	(0.54)
Year Ended March 31, 2019	$10.88	0.27		0.06	0.33	(0.27)	(0.43)
Year Ended March 31, 2018	$10.42	0.23		0.54	0.77	(0.23)	(0.08)
Year Ended March 31, 2017	$9.39	0.21		1.03	1.24	(0.21)	—
August 7, 2015 (f) through March 31, 2016	$10.00	0.14	(d)	(0.68)	(0.54)	(0.07)	—
Institutional Shares
Six Months Ended September 30, 2020 (unaudited)	$8.43	0.10	(d)	1.91	2.01	(0.12)	—
Year Ended March 31, 2020	$10.52	0.25	(d)	(1.56)	(1.31)	(0.24)	(0.54)
Year Ended March 31, 2019	$10.89	0.27		0.07	0.34	(0.28)	(0.43)
Year Ended March 31, 2018	$10.43	0.23		0.54	0.77	(0.23)	(0.08)
Year Ended March 31, 2017	$9.39	0.23		1.02	1.25	(0.21)	—
August 7, 2015 (f) through March 31, 2016	$10.00	0.15	(d)	(0.68)	(0.53)	(0.08)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	(0.11)	$10.31	23.84%	1.02%		1.96%	1.19%	$69,838	28%
Year Ended March 31, 2020	(0.76)	$8.42	(14.02)%	1.00%		2.30%	1.14%	$60,491	109	%(h)
Year Ended March 31, 2019	(0.70)	$10.51	3.43%	1.03	%(e)	2.56%	1.10%	$75,086	15%
Year Ended March 31, 2018	(0.31)	$10.88	7.41%	1.05%		2.17%	1.05%	$96,101	22%
Year Ended March 31, 2017	(0.21)	$10.42	13.33%	1.20%		2.28%	1.26%	$85,830	22%
August 7, 2015 (f) through March 31, 2016	(0.07)	$9.39	(5.35)%	1.20%		2.12%	1.37%	$42,080	16%
Institutional Shares
Six Months Ended September 30, 2020 (unaudited)	(0.12)	$10.32	23.87%	0.92%		2.06%	1.46%	$5,162	28%
Year Ended March 31, 2020	(0.78)	$8.43	(13.90)%	0.90%		2.40%	1.51%	$4,215	109	%(h)
Year Ended March 31, 2019	(0.71)	$10.52	3.47%	0.97	%(g)	2.58%	1.22%	$5,261	15%
Year Ended March 31, 2018	(0.31)	$10.89	7.35%	1.10%		2.14%	1.29%	$5,447	22%
Year Ended March 31, 2017	(0.21)	$10.43	13.49%	1.10%		2.40%	1.55%	$5,214	22%
August 7, 2015 (f) through March 31, 2016	(0.08)	$9.39	(5.32)%	1.10%		2.20%	1.79%	$4,695	16%

(e)  Prior to August 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Fund Shares to 1.20% of the Fund Shares' average daily net assets.

(f)  Commencement of operations.

(g)  Prior to August 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.10% of the Institutional Shares' average daily net assets.

(h)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Equity Income Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$53,621	$20,994	$—	$74,615
Collateral for Securities Loaned	409	—	—	409
Total	$54,030	$20,994	$—	$75,024

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of September 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$389	$—	$409

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$20,543	$24,478

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of funds within the Lipper Global Equity Income Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020, to September 30, 2020, performance adjustments for Fund Shares and Institutional Shares were $8 and $1 thousand, respectively. For both Fund Shares and Institutional Shares, the performance adjustments were 0.02% of average daily net assets.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 1.00% and 0.90% for the Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Expires 3/31/2023	Expires 3/31/2024
$93	$69

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

At March 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

25

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,238.40	$1,019.95	$5.72	$5.16	1.02%
Institutional Shares	1,000.00	1,238.70	1,020.46	5.16	4.66	0.92%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

For the period July 1, 2020 to September 30, 2020, performance adjustments were applied to the Fund. The annualized expense ratios of 1.02% and 0.92% for the Fund Shares and Institutional Shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended September 30, 2020.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,238.40	$1,020.05	$5.61	$5.06	1.00%
Institutional Shares	1,000.00	1,238.70	1,020.56	5.05	4.56	0.90%

*   Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the 1940 Act as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

98352-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA New York Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information (Unaudited)	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Liquidity Risk Management Program	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA New York Bond Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

Top 10 Industries

September 30, 2020

(% of Net Assets)

Education	22.3%
Special Assessment/Tax/Fee	17.6%
Hospital	14.4%
Escrowed Bonds	9.5%
General Obligation	8.7%
Buildings	3.8%
Multifamily Housing	3.4%
Electric/Gas Utility	3.0%
Nursing/CCRC	2.8%
Appropriated Debt	2.3%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA New York Bond Fund (continued)	September 30, 2020

  (Unaudited)

Portfolio Ratings Mix:

September 30, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Utilities (0.3%):
CMS Liquidating Trust (a) (b)	200	$501
Total Common Stocks (Cost $500)		501
Municipal Bonds (98.9%)
New York (94.1%):
Albany Capital Resource Corp. Revenue
6.00%, 11/15/25, Pre-refunded 11/15/20 @ 100	$1,000	1,007
5.00%, 6/1/49, Continuously Callable @100	1,500	1,532
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,159
Brookhaven Local Development Corp. Revenue, 5.25%, 11/1/36, Continuously Callable @100	1,500	1,611
Buffalo & Erie County Industrial Land Development Corp. Revenue
6.00%, 10/1/31, Pre-refunded 4/1/21 @ 100	500	515
5.00%, 6/1/35, Continuously Callable @103	1,000	1,084
5.00%, 7/1/40, Continuously Callable @100	2,000	2,228
5.00%, 8/1/52, Continuously Callable @100	1,000	1,029
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	791
5.00%, 8/1/40, Continuously Callable @100	1,000	1,123
5.00%, 7/1/41, Continuously Callable @100	500	534
5.00%, 8/1/42, Pre-refunded 8/1/22 @ 100	1,500	1,633
4.00%, 8/1/42, Continuously Callable @100	1,000	1,073
5.50%, 4/1/43, Continuously Callable @100	1,000	1,066
5.00%, 7/1/45, Continuously Callable @100	2,000	2,196
5.00%, 11/1/47	2,000	3,328
5.00%, 6/1/48, Continuously Callable @102	2,000	2,178
4.00%, 7/1/49, Continuously Callable @100	500	558
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,796
City of New York, GO
0.36%, 10/1/46, Continuously Callable @100 (d)	3,300	3,300
Series D-1, 4.00%, 12/1/43, Continuously Callable @100 (e)	4,000	4,446
City of New York, GO(LOC — Mizuho Corporate Bank Ltd.), Series A-3, 0.13%, 10/1/40, Continuously Callable @100 (d)	700	700
City of Newburgh, GO
Series A, 5.00%, 6/15/23, Continuously Callable @100	825	888
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	941
City of Poughkeepsie, GO, 5.00%, 6/1/31, Continuously Callable @100	600	632
City of Yonkers, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/24, Continuously Callable @100	1,000	1,048
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	708
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,168
County of Nassau, GO (INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,094
County of Rockland, GO
3.75%, 10/1/25, Continuously Callable @100	1,265	1,267
Series B, 5.00%, 12/15/21	600	632

See notes to financial statements.

4

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Suffolk, GO, 5.00%, 3/19/21	$2,000	$2,018
Dutchess County Industrial Development Agency Revenue (INS — Assured Guaranty Corp.), 5.50%, 4/1/30, Pre-refunded 10/1/20 @ 100	1,000	1,000
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	641
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,179
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,233
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	2,134
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,884
Erie County Industrial Development Agency Revenue, Series A, 5.25%, 5/1/32, Continuously Callable @100	250	257
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	705
5.00%, 7/1/48, Continuously Callable @100	300	329
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,183
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,021
Long Island Power Authority Revenue
Series A, 5.00%, 5/1/38, Pre-refunded 5/1/21 @ 100	2,000	2,056
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,284
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,193
Metropolitan Transportation Authority Revenue
0.62% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22) (c) (f)	1,000	942
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,585
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,049
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	943
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,106
Series D-2, 0.57% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (c) (f)	2,000	1,891
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	1,930
Monroe County Industrial Development Corp. Revenue
5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	525
4.00%, 7/1/43, Continuously Callable @100	1,000	1,112
5.00%, 12/1/46, Continuously Callable @100	1,000	1,147
4.00%, 10/1/47, Continuously Callable @100	1,000	1,017
5.00%, 6/1/59, Continuously Callable @100 (g)	1,000	1,140
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,081
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,149
Monroe County Industrial Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	551
Monroe County Industrial Development Corp. Revenue (INS — Federal Housing Administration), 5.50%, 8/15/40, Continuously Callable @100	2,100	2,137
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,000	1,084
New York City Health & Hospital Corp. Revenue, Series A, 5.00%, 2/15/25, Continuously Callable @100	1,885	1,893
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,252
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100 (h)	1,005	1,122

See notes to financial statements.

5

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York City Industrial Development Agency Revenue (INS — Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	$1,425	$1,469
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,436
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,260
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	1,127
4.00%, 11/1/42, Continuously Callable @100	2,000	2,274
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,101
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,262
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Pre-refunded 8/1/23 @ 100	1,000	1,137
4.00%, 7/1/46, Continuously Callable @100	1,000	1,054
Series A, 4.00%, 12/1/35, Continuously Callable @100	1,000	1,148
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	551
Series S, 11/15/37 (i)	1,000	561
New York Convention Center Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 3.30%, 11/15/48	4,800	1,909
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	507
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	2,500	3,452
5.50%, 10/1/37	560	805
5.00%, 11/15/44, Continuously Callable @100 (g)	1,000	1,026
2.80%, 9/15/69, Continuously Callable @100	3,000	2,884
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	570
5.00%, 12/1/37, Continuously Callable @100 (g)	1,300	1,490
4.00%, 8/1/38, Continuously Callable @100	4,000	4,418
5.00%, 7/1/42, Continuously Callable @100	250	257
5.00%, 5/1/43, Continuously Callable @100	1,000	1,129
5.75%, 7/1/43, Continuously Callable @100	1,000	1,069
3.50%, 7/1/44, Continuously Callable @100	1,000	1,067
4.00%, 7/1/45, Continuously Callable @100	2,000	2,166
Series A, 5.00%, 7/1/31, Pre-refunded 7/1/21 @ 100	1,000	1,036
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	522
Series A, 5.00%, 5/1/41, Pre-refunded 5/1/21 @ 100	2,000	2,056
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,103
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,113
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,609
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,558
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,335
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,186
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,682
Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,131
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	540
Series A, 4.00%, 7/1/53, Continuously Callable @100	500	557
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	3,281
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,130
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	529

See notes to financial statements.

6

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.), Series A, 5.50%, 5/15/30 (e)	$3,275	$4,602
New York State Dormitory Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.63%, 11/1/32, Pre-refunded 5/1/21 @ 100	500	516
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	2,000	3,041
New York State Dormitory Authority Revenue (NBGA — State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,320	2,329
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,119
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,068
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,115
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,637
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (g)	2,000	1,938
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	769
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	770
Onondaga Civic Development Corp. Revenue
4.00%, 7/1/40, Continuously Callable @100	300	312
5.00%, 10/1/40, Continuously Callable @100	1,000	993
5.00%, 7/1/42, Continuously Callable @100	1,000	1,032
5.00%, 1/1/43, Continuously Callable @100	740	813
Onondaga County Trust for Cultural Resources Revenue
5.00%, 12/1/36, Pre-refunded 12/1/21 @ 100	1,000	1,057
5.00%, 5/1/40, Continuously Callable @100	800	869
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,018
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	545
5.00%, 9/1/47, Continuously Callable @100	1,770	1,954
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,985	2,083
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	228
5.00%, 7/1/28, Continuously Callable @100	1,280	1,322
Series C, 5.00%, 7/1/33, Continuously Callable @100	250	285
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Continuously Callable @100	1,450	1,508
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,415
Tompkins County Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.50%, 7/1/33, Pre-refunded 1/1/21 @ 100	1,000	1,013
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32 (i)	1,000	776
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,117

See notes to financial statements.

7

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Westchester County Healthcare Corp. Revenue
Series B, 6.00%, 11/1/30, Pre-refunded 11/1/20 @ 100	$870	$874
Series B, 6.00%, 11/1/30, Continuously Callable @100	130	130
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,545
5.00%, 7/1/42, Continuously Callable @104	450	507
5.00%, 11/1/46, Continuously Callable @100	1,000	1,053
5.00%, 6/1/47, Continuously Callable @100	1,000	1,032
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	568
		202,488
Guam (4.2%):
Antonio B. Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,000	1,117
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,141
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,132
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	561
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,314
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,074
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	557
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	534
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	511
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,084
		9,025
Puerto Rico (0.6%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	1,390	1,396
Total Municipal Bonds (Cost $202,069)		212,909
Total Investments (Cost $202,569) — 99.2%		213,410
Other assets in excess of liabilities — 0.8%		1,817
NET ASSETS — 100.00%		$215,227

(a)  Non-income producing security.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of September 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(c)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.

See notes to financial statements.

8

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

  (Unaudited)

(d)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Put Bond.

(g)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $5,594 (thousands) and amounted to 2.6% of net assets.

(h)  Security purchased on a when-issued basis.

(i)  Zero-coupon bond.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA New York Bond Fund
Assets:
Investments, at value (Cost $202,569)	$213,410
Cash	558
Receivables:
Interest	2,510
Capital shares issued	161
From Adviser	1
Prepaid expenses	3
Total assets	216,643
Liabilities:
Payables:
Distributions	98
Investments purchased	1,115
Capital shares redeemed	74
Accrued expenses and other payables:
Investment advisory fees	73
Administration fees	26
Transfer agent fees	7
Compliance fees	—	(a)
12b-1 fees	1
Other accrued expenses	22
Total liabilities	1,416
Net Assets:
Capital	207,979
Total accumulated earnings/(loss)	7,248
Net assets	$215,227
Net Assets
Fund Shares	$205,620
Institutional Shares	3,117
Class A shares	6,490
Total	$215,227
Shares (unlimited number of shares authorized with no par value):
Fund Shares	17,181
Institutional Shares	261
Class A shares	544
Total	17,986
Net asset value, offering and redemption price per share: (b)
Fund Shares	$11.97
Institutional Shares	$11.96
Class A shares	$11.94
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$12.21

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA New York Bond Fund
Investment Income:
Interest	$3,912
Total Income	3,912
Expenses*:
Investment advisory fees	425
Administration fees — Fund Shares	157
Administration fees — Institutional Shares	1
Administration fees — Class A shares	5
Sub-Administration fees	10
12b-1 fees — Class A shares	8
Custodian fees	1
Transfer agent fees — Fund Shares	26
Transfer agent fees — Institutional Shares	1
Transfer agent fees — Class A shares	2
Trustees' fees	25
Compliance fees	1
Legal and audit fees	40
State registration and filing fees	2
Other expenses	21
Total Expenses	725
Expenses waived/reimbursed by Adviser	(3)
Net Expenses	722
Net Investment Income (Loss)	3,190
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(524)
Net change in unrealized appreciation/depreciation on investment securities	3,479
Net realized/unrealized gains (losses) on investments	2,955
Change in net assets resulting from operations	$6,145

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA New York Bond Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$3,190	$7,298
Net realized gains (losses) from investments	(524)	274
Net change in unrealized appreciation/depreciation on investments	3,479	(1,752)
Change in net assets resulting from operations	6,145	5,820
Distributions to Shareholders:
Fund Shares	(3,088)	(7,103)
Institutional Shares (a)	(14)	—
Class A shares	(88)	(195)
Change in net assets resulting from distributions to shareholders	(3,190)	(7,298)
Change in net assets resulting from capital transactions	(12,292)	(7,226)
Change in net assets	(9,337)	(8,704)
Net Assets:
Beginning of period	224,564	233,268
End of period	$215,227	$224,564

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(continues on next page)

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA New York Bond Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$8,757	$24,913
Distributions reinvested	2,523	5,877
Cost of shares redeemed	(26,650)	(38,234)
Total Fund Shares	$(15,370)	$(7,444)
Institutional Shares (a)
Proceeds from shares issued	$3,149	$—
Distributions reinvested	15	—
Cost of shares redeemed	(16)	—
Total Institutional Shares	$3,148	$—
Class A shares
Proceeds from shares issued	$6,542	$301
Distributions reinvested	30	34
Cost of shares redeemed	(6,642)	(117)
Total Class A shares	$(70)	$218
Change in net assets resulting from capital transactions	$(12,292)	$(7,226)
Share Transactions:
Fund Shares
Issued	735	2,067
Reinvested	212	486
Redeemed	(2,250)	(3,186)
Total Fund Shares	(1,303)	(633)
Institutional Shares (a)
Issued	261	—
Reinvested	1	—
Redeemed	(1)	—
Total Institutional Shares	261	—
Class A shares
Issued	549	25
Reinvested	3	3
Redeemed	(558)	(10)
Total Class A shares	(6)	18
Change in Shares	(1,048)	(615)

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA New York Bond Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$11.80	0.18	(f)	0.17	0.35	(0.18)	(0.18)
Year Ended March 31, 2020	$11.87	0.38	(f)	(0.07)	0.31	(0.38)	(0.38)
Year Ended March 31, 2019	$11.76	0.40		0.11	0.51	(0.40)	(0.40)
Year Ended March 31, 2018	$11.88	0.41		(0.12)	0.29	(0.41)	(0.41)
Year Ended March 31, 2017	$12.28	0.42		(0.41)	0.01	(0.41)	(0.41)
Year Ended March 31, 2016	$12.29	0.43		(0.01)	0.42	(0.43)	(0.43)
Institutional Shares
June 29, 2020 (e) through September 30, 2020 (unaudited)	$11.94	0.09	(f)	0.02	0.11	(0.09)	(0.09)
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$11.77	0.16	(f)	0.17	0.33	(0.16)	(0.16)
Year Ended March 31, 2020	$11.84	0.35	(f)	(0.07)	0.28	(0.35)	(0.35)
Year Ended March 31, 2019	$11.73	0.37		0.11	0.48	(0.37)	(0.37)
Year Ended March 31, 2018	$11.85	0.38		(0.12)	0.26	(0.38)	(0.38)
Year Ended March 31, 2017	$12.25	0.39		(0.40)	(0.01)	(0.39)	(0.39)
Year Ended March 31, 2016	$12.26	0.41		(0.01)	0.40	(0.41)	(0.41)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Include adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses**^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA New York Bond Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$11.97	2.95%	0.66%	2.94%	0.66%	$205,620	8%
Year Ended March 31, 2020	$11.80	2.60%	0.61%	3.17%	0.61%	$218,096	18%
Year Ended March 31, 2019	$11.87	4.41%	0.60%	3.39%	0.60%	$226,973	15%
Year Ended March 31, 2018	$11.76	2.45%	0.59%	3.43%	0.59%	$216,090	6%
Year Ended March 31, 2017	$11.88	0.10%	0.61%	3.41%	0.61%	$208,513	10%
Year Ended March 31, 2016	$12.28	3.50%	0.66%	3.53%	0.66%	$211,136	10%
Institutional Shares
June 29, 2020 (e) through September 30, 2020 (unaudited)	$11.96	0.91%	0.61%	2.89%	0.95%	$3,117	8%
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$11.94	2.83%	0.91%	2.70%	0.95%	$6,490	8%
Year Ended March 31, 2020	$11.77	2.36%	0.85%	2.93%	0.85%	$6,468	18%
Year Ended March 31, 2019	$11.84	4.16%	0.85%	3.15%	0.85%	$6,295	15%
Year Ended March 31, 2018	$11.73	2.19%	0.84%	3.18%	0.84%	$5,971	6%
Year Ended March 31, 2017	$11.85	(0.13)%	0.83%	3.19%	0.83%	$6,302	10%
Year Ended March 31, 2016	$12.25	3.30%	0.85%	3.34%	0.85%	$5,856	10%

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA New York Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Institutional Shares commenced operations and the Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$501	$501
Municipal Bonds	—	212,909	—	212,909
Total	$—	$212,909	$501	$213,410

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$1,500	$200	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$17,254	$28,740

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rates of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of funds within the Lipper New York Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index	Annual Adjustment Rate
(in basis Rate points)(a)	(in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020, to September 30, 2020, performance adjustments for Fund Shares, Institutional Shares, and Class A shares were $24, less than $1 thousand, and less than $1 thousand, respectively. For the Fund Shares, Institutional Shares, and Class A shares, the performance adjustments were 0.02%, less than 0.01%, and 0.01% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares, and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares. Amounts incurred and paid to the Distributor for the six months ended September 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund. For the six months ended September 30, 2020, the Distributor didn't receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 0.65%, 0.61%, and 0.90% for the Fund Shares, Institutional Shares, and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/2024
$3

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed- income securities may vary widely under certain market conditions.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

At March 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$816	$2,253	$3,069

24

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,029.50	$1,021.76	$3.36	$3.35	0.66%
Institutional Shares**	1,000.00	1,009.10	1,022.01	1.56	3.09	0.61%
Class A shares	1,000.00	1,028.30	1,020.51	4.63	4.61	0.91%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 93/365 to reflect the stub period from commencement of operations June 29, 2020 through September 30, 2020.

25

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

For the period July 1, 2020, to September 30, 2020, performance adjustments were applied to the Fund. The annualized expense ratios of 0.66% and 0.91% for the Fund Shares and Class A shares, respectively, as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended September, 30, 2020.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,029.50	$1,021.86	$3.26	$3.24	0.64%
Class A shares	1,000.00	1,028.30	1,020.56	4.58	4.56	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39608-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Target Managed Allocation Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information (Unaudited)	20
Proxy Voting and Portfolio Holdings Information	20
Expense Examples	20
Liquidity Risk Management Program	21
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to maximize total return primarily through capital appreciation.

Asset Allocation*:

September 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (3.6%)
U.S. Treasury Note, 1.88%, 4/30/22	$17,600	$18,085
Total U.S. Treasury Obligations (Cost $17,427)		18,085
Exchange-Traded Funds (91.7%)
iShares MSCI Canada ETF	1,715,169	47,013
iShares MSCI Japan ETF	865,255	51,111
iShares Russell 2000 ETF (a)	123,249	18,461
SPDR Gold Shares	102,917	18,229
VanEck Vectors Gold Miners ETF	320,513	12,551
Vanguard FTSE Emerging Markets ETF (b)	1,521,229	65,778
Vanguard S&P 500 ETF (b)	733,998	225,814
Vanguard Total Stock Market ETF (b)	112,278	19,122
Total Exchange-Traded Funds (Cost $425,715)		458,079
Collateral for Securities Loaned^ (1.1%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	5,399,764	5,400
Total Collateral for Securities Loaned (Cost $5,400)		5,400
Total Investments (Cost $448,542) — 96.4%		481,564
Other assets in excess of liabilities — 3.6%		17,850
NET ASSETS — 100.00%		$499,414

At September 30, 2020 the Fund's investments in foreign securities were 32.8% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for futures contracts.

(c)  Rate disclosed is the daily yield on September 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	442	12/18/20	$74,539,331	$74,079,200	$(460,131)
S&P/Toronto Stock Exchange 60 Index Futures	196	12/17/20	28,901,188	28,309,148	(323,060)
Swiss Market Index Futures	245	12/18/20	28,253,662	27,096,872	(763,224)
					$(1,546,415)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	781	12/18/20	$43,489,985	$42,505,925	$984,060
Russell 2000 E-Mini Index Futures	555	12/18/20	42,505,813	41,747,100	758,713
Tokyo Price Index Futures	314	12/10/20	48,369,905	48,402,750	73,176
					$1,815,949
	Total unrealized appreciation				$1,815,949
	Total unrealized depreciation				(1,546,415)
	Total net unrealized appreciation (depreciation)				$269,534

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Managed Allocation Fund
Assets:
Investments, at value (Cost $448,542)	$481,564	(a)
Cash and cash equivalents	4,210
Deposits with brokers for futures contracts	20,173
Receivables:
Interest and dividends	1,176
Investments sold	24,726
Variation margin on open futures contracts	1,474
Prepaid expenses	5
Total Assets	533,328
Liabilities:
Payables:
Collateral received on loaned securities	5,400
Investments purchased	27,334
Variation margin on open futures contracts	908
Accrued expenses and other payables:
Investment advisory fees	206
Administration fees	21
Custodian fees	2
Compliance fees	—	(b)
Transfer agent fees	21
Trustees' fees	1
Other accrued expenses	21
Total Liabilities	33,914
Net Assets:
Capital	436,887
Total accumulated earnings/(loss)	62,527
Net Assets	$499,414
Shares (unlimited number of shares authorized with no par value):	44,906
Net asset value, offering and redemption price per share: (c)	$11.12

(a)  Includes $5,278 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Target Managed Allocation Fund
Investment Income:
Dividends	$4,571
Interest	173
Securities lending (net of fees)	13
Total Income	4,757
Expenses:
Investment advisory fees	1,221
Administration fees	122
Sub-Administration fees	8
Custodian fees	10
Transfer agent fees	122
Trustees' fees	24
Compliance fees	2
Legal and audit fees	37
State registration and filing fees	1
Interfund lending fees	—	(a)
Other expenses	12
Total Expenses	1,559
Net Investment Income (Loss)	3,198
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	35,318
Net realized gains (losses) from futures contracts	(1,028)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	63,949
Net change in unrealized appreciation/depreciation on futures contracts	946
Net realized/unrealized gains (losses) on investments	99,185
Change in net assets resulting from operations	$102,383

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Managed Allocation Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$3,198	$9,984
Net realized gains (losses) from investments	34,290	9,438
Net change in unrealized appreciation/depreciation on investments	64,895	(57,387)
Change in net assets resulting from operations	102,383	(37,965)
Change in net assets resulting from distributions to shareholders	—	(25,937)
Change in net assets resulting from capital transactions	(49,585)	(1,689)
Change in net assets	52,798	(65,591)
Net Assets:
Beginning of period	446,616	512,207
End of period	$499,414	$446,616
Capital Transactions:
Proceeds from shares issued	$—	$5,264
Distributions reinvested	—	25,937
Cost of shares redeemed	(49,585)	(32,890)
Change in net assets resulting from capital transactions	$(49,585)	$(1,689)
Share Transactions:
Issued	—	590
Reinvested	—	2,372
Redeemed	(4,835)	(3,127)
Change in Shares	(4,835)	(165)

See notes to financial statements.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2020 (unaudited)	$8.98	0.07	(c)	2.07	2.14	—	—
Year Ended March 31, 2020	$10.26	0.20	(c)	(0.96)	(0.76)	(0.22)	(0.30)
Year Ended March 31, 2019	$11.22	0.17		(0.10)	0.07	(0.15)	(0.88)
Year Ended March 31, 2018	$10.46	0.16		0.73	0.89	(0.13)	— (e)
Year Ended March 31, 2017	$9.49	0.14		0.97	1.11	(0.14)	—
August 7, 2015 (i) through March 31, 2016	$10.00	0.12	(c)	(0.51)	(0.39)	(0.12)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Reflects an increase in trading activity due to asset allocation shifts.

(e)  Amount is less than $0.005 per share.

(f)  Reflects overall decrease in purchases and sales of securities.

(g)  Prior to August 1, 2016, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Fund to 0.70% of the Fund's average daily net assets.

(h)  Reflects that the Fund did not have a full year of operations in 2016.

(i)  Commencement of operations.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2020 (unaudited)	—	$11.12	23.83%	0.64%		1.31%	0.64%	$499,414	97%
Year Ended March 31, 2020	(0.52)	$8.98	(8.20)%	0.64%		1.88%	0.64%	$446,616	298	%(d)
Year Ended March 31, 2019	(1.03)	$10.26	1.32%	0.65%		1.83%	0.65%	$512,207	195	%(d)
Year Ended March 31, 2018	(0.13)	$11.22	8.48%	0.65%		1.50%	0.65%	$487,599	75	%(f)
Year Ended March 31, 2017	(0.14)	$10.46	11.72%	0.64	%(g)	1.37%	0.64%	$462,794	125	%(h)
August 7, 2015 (i) through March 31, 2016	(0.12)	$9.49	(3.91)%	0.65%		1.88%	0.65%	$415,896	84%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Target Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA Mutual Funds participating in a fund-of-funds investment strategy or other persons or legal entities that the Fund may approve from time to time.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principals in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$18,085	$—	$18,085
Exchange-Traded Funds	458,079	—	—	458,079
Collateral for Securities Loaned	5,400	—	—	5,400
Total	$463,479	$18,085	$—	$481,564
Other Financial Investments^:
Assets:
Futures Contracts	$1,816	$—	$—	$1,816
Liabilities:
Futures Contracts	(1,546)	—	—	(1,546)
Total	$270	$—	$—	$270

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

During the six months ended September 30, 2020, the Fund entered into futures contracts primarily to aid in achieving the Fund's investment objective.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of September 30, 2020 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:	$1,816	$1,546

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended September 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$(1,028)	$946

All open derivative positions at year end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand.

Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of September 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$5,278	$—	$5,400

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$458,680	$512,696

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

4. USAA Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of September 30, 2020, certain fund-of funds owned total outstanding shares of the Fund as follows:

Cornerstone Conservative Fund	0.9%
Cornerstone Equity Fund	2.6%
USAA Target Income	3.4%
USAA Target 2020	5.6%
USAA Target 2030	25.5%
USAA Target 2040	35.8%
USAA Target 2050	23.1%
USAA Target 2060	3.1%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.05% of average daily net assets of the Fund. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on a fee accrued daily at an annualized rate of 0.05% of the Fund's average daily net assets, plus out of pocket expenses. Amounts incurred and paid to VCTA for six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) is 0.65%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, there are no amounts available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$15,457	1	0.62%	$15,457

*  For the six months ended September 30, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

At March 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

19

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
$1,000.00	$1,238.30	$1,021.86	$3.59	$3.24	0.64%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

21

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

98356-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Tax Exempt Intermediate-Term Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	46
Supplemental Information (Unaudited)	55
Proxy Voting and Portfolio Holdings Information	55
Expense Examples	55
Liquidity Risk Management Program	56
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with interest income that is exempt from federal income tax.

Top 10 Industries

September 30, 2020

(% of Net Assets)

Hospital	20.2%
Special Assessment/Tax/Fee	11.7%
General Obligation	10.6%
Education	8.4%
Toll Road	7.2%
Appropriated Debt	5.9%
Electric/Gas Utility	5.8%
Electric Utilities	5.1%
Escrowed Bonds	4.4%
Nursing/CCRC	3.4%

Refer to the Schedule of Portfolio of Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund (continued)	September 30, 2020

  (Unaudited)

Portfolio Ratings Mix:

September 30, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Utilities (0.3%):
Energy Harbor Corp. (a) (b)	741,501	$17,351
Total Common Stocks (Cost $18,441)		17,351
Municipal Bonds (99.9%)
Alabama (1.8%):
Columbia Industrial Development Board Revenue (NBGA — Southern Co.), Series A, 0.14%, 12/1/37, Continuously Callable @100 (c)	$10,550	10,550
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	9,021
Lower Alabama Gas District Revenue Series A, 5.00%, 9/1/27	5,000	6,253
Series A, 5.00%, 9/1/28	7,000	8,898
Series A, 5.00%, 9/1/34 (d)	35,000	47,056
Montgomery Medical Clinic Board Revenue 5.00%, 3/1/33, Continuously Callable @100	5,955	6,648
5.00%, 3/1/36, Continuously Callable @100	1,750	1,935
		90,361
Arizona (2.8%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	21,335
Arizona Health Facilities Authority Revenue 5.00%, 2/1/27, Continuously Callable @100	6,000	6,361
1.97% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (e) (f)	30,000	30,935
Arizona Industrial Development Authority Revenue, (LIQ — Deutsche Bank A.G.) 5.20%, 12/1/58, Callable 12/1/20 @100 (c) (g)	30,000	30,000
City of Phoenix Civic Improvement Corp. Revenue (INS — National Public Finance Guarantee Corp.) 5.50%, 7/1/24 (c)	3,270	3,813
5.50%, 7/1/25 (c)	2,115	2,547
Maricopa County IDA Revenue 0.69% (MUNIPSA+57bps), 1/1/35, Callable 10/18/23 @100 (e) (f)	2,430	2,428
5.00%, 7/1/39, Continuously Callable @100 (g)	2,000	2,146
Pinal County IDA Revenue (INS — ACA Financial Guaranty Corp.) 5.25%, 10/1/20, Continuously Callable @100	2,000	2,000
5.25%, 10/1/22, Continuously Callable @100	1,250	1,255
4.50%, 10/1/25, Continuously Callable @100	2,000	2,007
The City of Phoenix IDA Revenue 3.75%, 7/1/24	4,545	4,689
5.00%, 7/1/34, Continuously Callable @100	11,100	11,984
5.00%, 7/1/36, Continuously Callable @100	1,675	1,823
5.00%, 10/1/36, Continuously Callable @100	4,250	4,977
The Pima County IDA Revenue, 4.13%, 6/15/29, Continuously Callable @100 (g)	4,900	4,935
The Prima County IDA Revenue 4.00%, 6/15/22 (g)	470	475
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,843
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,140
		137,693

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue 5.00%, 9/1/37, Continuously Callable @100	$1,000	$1,204
5.00%, 9/1/38, Continuously Callable @100	1,000	1,201
5.00%, 9/1/39, Continuously Callable @100	1,000	1,198
5.00%, 9/1/40, Continuously Callable @100	1,045	1,250
1.67% (MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22) (e) (f)	29,000	29,121
University of Arkansas — Pulaski Technical College Revenue (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	5,185
		39,159
California (5.3%):
Anaheim Public Financing Authority Revenue Series A, 5.00%, 5/1/28, Continuously Callable @100	500	574
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	573
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,144
Bay Area Toll Authority Revenue 1.22% (MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24) (e) (f)	17,000	17,230
1.02% (MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23) (e) (f)	10,000	10,069
California Health Facilities Financing Authority Revenue 2.00%, 10/1/36, (Put Date 10/1/25) (e)	8,500	9,082
Series D, 5.00%, 8/15/27, Continuously Callable @100	2,000	2,081
Series D, 5.25%, 8/15/31, Continuously Callable @100	5,000	5,208
California School Finance Authority Revenue 5.00%, 8/1/31, Continuously Callable @100 (g)	500	569
5.00%, 8/1/36, Continuously Callable @100 (g)	1,600	1,801
California State Public Works Board Revenue Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,389
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,516
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,707
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,338
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,406
Series B-1, 5.13%, 3/1/23, Continuously Callable @100	3,000	3,013
Series B-1, 5.25%, 3/1/24, Continuously Callable @100	2,500	2,511
Series B-1, 5.38%, 3/1/25, Continuously Callable @100	2,000	2,009
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,303
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,199
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,680
California State University Revenue Series A, 5.00%, 11/1/29, Continuously Callable @100	10,000	11,872
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	12,173
California Statewide Communities Development Authority Revenue 5.13%, 5/15/31, Continuously Callable @100	1,000	1,019
5.00%, 5/15/32, Continuously Callable @100	1,250	1,401
5.00%, 5/15/33, Continuously Callable @100	2,000	2,237
5.00%, 5/15/34, Continuously Callable @100	1,250	1,394
5.00%, 5/15/35, Continuously Callable @100	2,000	2,221
Cerritos Community College District, GO Series D, 8/1/25 (h)	1,510	1,473
Series D, 8/1/27 (h)	1,000	944
Series D, 8/1/28 (h)	1,000	922

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chula Vista Municipal Financing Authority Special Tax Series B, 5.00%, 9/1/27, Continuously Callable @100	$1,520	$1,798
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	2,006
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,102
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,091
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,443
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @100	1,000	1,108
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	835	869
City of Tulare Sewer Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 11/15/32, Continuously Callable @100	1,605	1,945
5.00%, 11/15/33, Continuously Callable @100	1,570	1,894
5.00%, 11/15/34, Continuously Callable @100	3,655	4,391
5.00%, 11/15/35, Continuously Callable @100	2,340	2,800
City of Upland Certificate of Participation, 6.00%, 1/1/26, Pre-refunded 1/1/21 @100	10,000	10,144
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,449
El Camino Community College District, GO Series C, 8/1/26 (h)	6,810	6,482
Series C, 8/1/27 (h)	7,665	7,165
Series C, 8/1/28 (h)	5,500	5,021
Foothill-Eastern Transportation Corridor Agency Revenue (INS — Assured Guaranty Municipal Corp.), 1/15/35 (h)	5,500	3,726
Fresno Joint Powers Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,214
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,200
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	501
Golden State Tobacco Securitization Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 6/1/25 (h)	46,605	44,745
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,348
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,262
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,956
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,191
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,483
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	940
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,208
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,202
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/25, Continuously Callable @100	3,500	3,512
		260,254
Colorado (2.3%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (h)	5,000	4,951
Colorado Health Facilities Authority Revenue 5.00%, 6/1/28, Pre-refunded 6/1/23 @100	2,750	3,099
5.00%, 12/1/28, Continuously Callable @100	1,000	1,135
5.00%, 12/1/29, Continuously Callable @100	1,500	1,698

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/31, Pre-refunded 6/1/25 @100	$2,310	$2,811
5.00%, 6/1/32, Pre-refunded 6/1/25 @100	2,000	2,434
5.00%, 6/1/33, Pre-refunded 6/1/25 @100	2,470	3,006
5.00%, 6/1/34, Pre-refunded 6/1/27 @100	4,455	5,760
5.00%, 6/1/34, Pre-refunded 6/1/25 @100	6,385	7,769
5.00%, 6/1/35, Pre-refunded 6/1/27 @100	2,000	2,586
5.00%, 6/1/35, Pre-refunded 6/1/25 @100	3,385	4,119
5.00%, 12/1/35, Continuously Callable @100	4,000	4,410
5.00%, 6/1/36, Pre-refunded 6/1/27 @100	4,000	5,172
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,131
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,412
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,975
Denver Health & Hospital Authority Revenue Series A, 5.00%, 12/1/34, Continuously Callable @100 (g)	7,355	8,383
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,334
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,331
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,061
Park Creek Metropolitan District Revenue 5.00%, 12/1/32, Continuously Callable @100	1,250	1,472
5.00%, 12/1/34, Continuously Callable @100	1,000	1,170
Regional Transportation District Certificate of Participation Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,482
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,834
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,737
		111,272
Connecticut (4.1%):
City of Bridgeport, GO Series B, 5.00%, 8/15/27	4,485	5,348
Series B, 5.00%, 8/15/27	180	233
Series B, 5.00%, 8/15/27	335	433
City of New Haven, GO Series A, 5.00%, 8/1/28	1,000	1,158
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,180
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,398
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,068
City of New Haven, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,185
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,182
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,180
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,587
City of West Haven, GO Series B, 5.00%, 11/1/32, Continuously Callable @100	400	473
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	405
Connecticut State Health & Educational Facilities Authority Revenue 5.00%, 7/1/32, Continuously Callable @100	1,950	2,127
5.00%, 7/1/34, Continuously Callable @100	725	781
5.00%, 7/1/35, Continuously Callable @100	1,170	1,254
5.00%, 7/1/36, Continuously Callable @100	1,125	1,202
5.00%, 7/1/37, Continuously Callable @100	1,275	1,360
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,407
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/38, Continuously Callable @100	$7,000	$7,605
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,324
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	2,317
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,451
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (g)	10,000	11,055
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31 (p)	8,518	298
Metropolitan District, GO 5.00%, 7/15/33, Continuously Callable @100	750	942
5.00%, 7/15/34, Continuously Callable @100	1,000	1,250
5.00%, 7/15/35, Continuously Callable @100	750	932
5.00%, 7/15/36, Continuously Callable @100	1,000	1,237
4.00%, 7/15/37, Continuously Callable @100	1,000	1,148
State of Connecticut Special Tax Revenue 5.00%, 1/1/34, Continuously Callable @100	20,000	24,548
5.00%, 1/1/35, Continuously Callable @100	20,000	24,408
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,340
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,879
State of Connecticut, GO Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,233
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,909
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,163
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,107
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,374
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,260
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,087
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,477
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,460
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,881
Town of Hamden, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,441
University of Connecticut Revenue Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,302
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,887
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,499
		199,775
District of Columbia (0.5%):
District of Columbia Revenue 5.00%, 7/1/23	290	311
6.00%, 7/1/33, Pre-refunded 7/1/23 @100	1,280	1,478
4.00%, 7/1/39, Continuously Callable @100	1,000	1,074
5.00%, 7/1/39, Continuously Callable @100	800	892
Series A, 5.63%, 10/1/25, Pre-refunded 4/1/21 @100	3,870	3,972
Series A, 5.75%, 10/1/26, Pre-refunded 4/1/21 @100	5,000	5,136
Series A, 5.75%, 10/1/27, Pre-refunded 4/1/21 @100	6,000	6,163
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 4.00%, 10/1/35, Continuously Callable @100	1,000	1,114
4.00%, 10/1/36, Continuously Callable @100	1,250	1,389
4.00%, 10/1/37, Continuously Callable @100	1,500	1,668
4.00%, 10/1/38, Continuously Callable @100	1,000	1,111
		24,308

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida (5.1%):
City of Cape Coral Water & Sewer Revenue 4.00%, 10/1/35, Continuously Callable @100	$1,485	$1,713
4.00%, 10/1/36, Continuously Callable @100	1,400	1,606
4.00%, 10/1/37, Continuously Callable @100	3,000	3,427
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,788
City of Port St. Lucie Special Assessment 4.00%, 7/1/31, Continuously Callable @100	3,195	3,623
4.00%, 7/1/32, Continuously Callable @100	2,000	2,257
4.00%, 7/1/33, Continuously Callable @100	2,785	3,128
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,161
City of Tampa Revenue Series A, 3.12%, 9/1/36, Continuously Callable @80	700	428
Series A, 3.23%, 9/1/37, Continuously Callable @77	700	407
Series A, 3.32%, 9/1/38, Continuously Callable @74	850	471
Series A, 3.41%, 9/1/39, Continuously Callable @71	700	369
Series A, 3.48%, 9/1/40, Continuously Callable @68	850	428
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	399
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	795
Cityplace Community Development District Special Assessment (INS — Assured Guaranty Municipal Corp.) 5/1/33 (i)	3,470	3,367
5/1/38, Continuously Callable @100 (j)	7,900	8,080
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,603
County of Lee Revenue 5.00%, 10/1/23	2,500	2,812
5.00%, 10/1/24	2,700	3,137
County of Lee Tourist Development Tax Revenue Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,424
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,742
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	6,027
County of Miami-Dade Aviation Revenue Series B, 5.00%, 10/1/26, Pre-refunded 10/1/20 @100	6,440	6,440
Series B, 5.00%, 10/1/27, Pre-refunded 10/1/20 @100	7,000	7,000
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @100	2,000	2,159
County of St Lucie Sales Tax Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,323
Escambia County Health Facilities Authority Revenue 5.00%, 8/15/33, Continuously Callable @100	1,400	1,722
5.00%, 8/15/35, Continuously Callable @100	1,290	1,568
5.00%, 8/15/40, Continuously Callable @100	2,900	3,469
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 10/1/35, Continuously Callable @100	1,250	1,350
5.00%, 10/1/36, Continuously Callable @100	1,000	1,077
4.00%, 10/1/37, Continuously Callable @100	1,000	984
4.00%, 10/1/38, Continuously Callable @100	750	735
5.00%, 3/1/39, Continuously Callable @100	7,055	7,544
4.00%, 10/1/39, Continuously Callable @100	800	782

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Halifax Hospital Medical Center Revenue 5.00%, 6/1/35, Continuously Callable @100	$2,325	$2,653
5.00%, 6/1/36, Continuously Callable @100	2,750	3,176
Lake County School Board Certificate of Participation (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 6/1/29, Continuously Callable @100	1,250	1,435
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,225	2,551
Lee County IDA Revenue 5.00%, 10/1/28, Continuously Callable @100	7,245	7,283
5.00%, 11/15/39, Continuously Callable @103	1,500	1,643
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,361
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,644
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Continuously Callable @100	6,560	7,079
Miami-Dade County Expressway Authority Revenue Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,666
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,463
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,134
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,824
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,421
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,264
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,265
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,264
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,265
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,264
Miami-Dade County Health Facilities Authority Revenue 5.00%, 8/1/27, Continuously Callable @100	4,750	5,298
5.00%, 8/1/28, Continuously Callable @100	4,950	5,515
5.00%, 8/1/29, Continuously Callable @100	5,250	5,844
5.00%, 8/1/30, Continuously Callable @100	3,500	3,890
5.00%, 8/1/31, Continuously Callable @100	5,780	6,416
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,690
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,385
Palm Beach County Health Facilities Authority Revenue 5.00%, 11/15/23, Continuously Callable @100	7,595	8,042
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	275
Pinellas County Educational Facilities Authority Revenue 5.00%, 10/1/21	1,995	2,053
4.00%, 10/1/22	1,080	1,121
4.00%, 10/1/23, Continuously Callable @100	1,415	1,468
5.38%, 10/1/26, Continuously Callable @100	2,045	2,111
5.00%, 10/1/27, Continuously Callable @100	1,895	2,001
6.50%, 10/1/31, Continuously Callable @100	2,615	2,726
Pinellas County IDA Revenue, 5.00%, 7/1/29	1,000	1,112
School District of Broward County Certificate of Participation Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,385
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,380

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (g)	$3,195	$3,532
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,278
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,670
Sunshine State Governmental Financing Commission Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/21	1,055	1,099
Volusia County Educational Facility Authority Revenue Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,165
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,162
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,740
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,794
		251,152
Georgia (2.3%):
Appling County Development Authority Revenue, 0.17%, 9/1/29, Continuously Callable @100 (c)	3,200	3,200
Appling County Development Authority Revenue (NBGA — Southern Co.), 0.17%, 9/1/41, Continuously Callable @100 (c)	15,840	15,840
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (e)	4,975	5,339
Glynn-Brunswick Memorial Hospital Authority Revenue 4.00%, 8/1/36, Continuously Callable @100	1,840	2,034
4.00%, 8/1/37, Continuously Callable @100	1,500	1,654
Main Street Natural Gas, Inc. Revenue 4.00%, 8/1/48, (Put Date 12/1/23) (e)	15,000	16,536
Series A, 5.00%, 5/15/36	2,000	2,695
Series A, 5.00%, 5/15/37	1,500	2,038
Series A, 5.00%, 5/15/38	2,500	3,423
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (e)	27,500	31,915
Private Colleges & Universities Authority Revenue Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,104
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,138
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,767
The Burke County Development Authority Revenue, Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (e)	6,500	6,532
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.16%, 11/1/52, Continuously Callable @100 (c)	13,700	13,700
		112,915
Guam (0.4%):
Guam Government Waterworks Authority Revenue 5.00%, 7/1/28, Continuously Callable @100	1,000	1,100
5.25%, 7/1/33, Pre-refunded 7/1/23 @100	3,000	3,403
5.00%, 7/1/36, Continuously Callable @100	1,250	1,442
5.00%, 7/1/36, Continuously Callable @100	1,000	1,172
Series A, 5.00%, 7/1/23	750	828
Series A, 5.00%, 7/1/24	600	683
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	853
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,132

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam Power Authority Revenue Series A, 5.00%, 10/1/29, Continuously Callable @100	$1,000	$1,126
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,125
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	780
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,076
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,074
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,137
Territory of Guam Revenue Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,678
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,229
		20,838
Idaho (0.3%):
Idaho Health Facilities Authority Revenue 5.00%, 3/1/35, Continuously Callable @100	5,805	6,982
5.00%, 3/1/36, Continuously Callable @100	4,085	4,891
5.00%, 3/1/37, Continuously Callable @100	3,000	3,581
		15,454
Illinois (14.8%):
Champaign County Community Unit School District No. 4 Champaign, GO 4.00%, 6/1/34, Continuously Callable @100	1,000	1,189
4.00%, 6/1/35, Continuously Callable @100	1,290	1,526
4.00%, 6/1/36, Continuously Callable @100	1,575	1,856
Chicago Board of Education, GO Series A, 12/1/25 (h)	1,600	1,377
Series A, 12/1/26 (h)	3,700	3,117
Chicago Midway International Airport Revenue Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	7,100
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,173
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,792
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,954
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,692
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,777
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,852
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,274
Chicago O'Hare International Airport Revenue 5.00%, 1/1/33, Continuously Callable @100	11,560	13,429
5.00%, 1/1/34, Continuously Callable @100	5,675	6,556
Series A, 4.00%, 1/1/37, Continuously Callable @100 (k)	2,000	2,267
Series A, 4.00%, 1/1/38, Continuously Callable @100 (k)	1,000	1,129
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,873
Series C, 5.25%, 1/1/24, Continuously Callable @100	9,000	9,037
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 1/1/28, Continuously Callable @100	3,620	3,823
5.00%, 1/1/29, Continuously Callable @100	1,500	1,584
5.13%, 1/1/30, Continuously Callable @100	2,150	2,274
Chicago Park District, GO Series F-2, 4.00%, 1/1/34, Continuously Callable @100 (k)	1,200	1,324

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series F-2, 4.00%, 1/1/36, Continuously Callable @100 (k)	$1,300	$1,422
Series F-2, 5.00%, 1/1/37, Continuously Callable @100 (k)	2,000	2,366
Series F-2, 4.00%, 1/1/38, Continuously Callable @100 (k)	1,750	1,901
Series F-2, 5.00%, 1/1/39, Continuously Callable @100 (k)	1,500	1,764
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 (k)	1,125	1,319
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/45, Continuously Callable @100	5,000	5,951
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	1,747	1,752
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/31, Continuously Callable @100	1,000	1,117
5.00%, 1/1/32, Continuously Callable @100	1,000	1,115
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,318
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,973
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,132
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,409
City of Chicago Waterworks Revenue 5.00%, 11/1/28, Continuously Callable @100	1,500	1,812
5.00%, 11/1/29, Continuously Callable @100	725	871
5.00%, 11/1/30, Continuously Callable @100	2,000	2,393
5.00%, 11/1/31, Continuously Callable @100	2,000	2,316
5.00%, 11/1/33, Continuously Callable @100	2,000	2,312
5.00%, 11/1/36, Continuously Callable @100	2,665	3,242
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,214
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,212
City of Chicago Waterworks Revenue (INS — Assured Guaranty Municipal Corp.) 5.25%, 11/1/34, Continuously Callable @100	2,105	2,592
5.25%, 11/1/35, Continuously Callable @100	1,635	1,968
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,725
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,952
City of Chicago, GO (INS — National Public Finance Guarantee Corp.), 1/1/23 (h)	30,000	28,685
City of Springfield Electric Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,524
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	10,229
County of Cook Sales Tax Revenue 4.00%, 11/15/34, Continuously Callable @100	3,750	4,187
5.00%, 11/15/35, Continuously Callable @100	7,000	8,341
5.00%, 11/15/36, Continuously Callable @100	5,000	5,938
County of Cook, GO 5.00%, 11/15/34, Continuously Callable @100	2,000	2,339
5.00%, 11/15/35, Continuously Callable @100	2,000	2,338
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,958
Illinois Educational Facilities Authority Revenue 4.45%, 11/1/36, Continuously Callable @102	4,500	5,144
3.90%, 11/1/36, Continuously Callable @102	2,220	2,510
4.00%, 11/1/36, Continuously Callable @102	9,750	10,950
Illinois Finance Authority Revenue 3.25%, 5/15/22	1,125	1,127
5.00%, 2/15/27	7,650	7,598
5.40%, 4/1/27, Continuously Callable @100	1,435	1,435
4.00%, 5/15/27	3,065	3,170

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/1/28, Continuously Callable @100	$8,250	$9,294
3.90%, 3/1/30, Continuously Callable @100	20,000	22,236
5.00%, 5/15/30, Continuously Callable @100	1,000	1,082
5.00%, 5/15/31, Continuously Callable @100	1,875	1,995
5.00%, 8/15/32, Pre-refunded 8/15/26 @100	1,500	1,893
5.00%, 8/15/33, Pre-refunded 8/15/26 @100	1,155	1,458
5.00%, 8/15/34, Pre-refunded 8/15/26 @100	1,000	1,262
5.00%, 12/1/34, Continuously Callable @100	3,500	4,094
5.00%, 5/15/35, Continuously Callable @100	1,100	1,162
5.00%, 8/15/35, Continuously Callable @100	4,000	4,574
5.00%, 10/1/35, Continuously Callable @100	600	747
4.00%, 12/1/35, Continuously Callable @100	5,000	5,421
5.00%, 5/15/36, Continuously Callable @100	1,400	1,460
4.00%, 12/1/36, Continuously Callable @100	3,000	3,253
5.00%, 2/15/37, Continuously Callable @100	1,000	1,008
5.00%, 10/1/37, Continuously Callable @100	700	864
5.00%, 10/1/39, Continuously Callable @100	700	857
2.45%, 10/1/39, (Put Date 10/1/29) (e)	14,000	14,853
4.00%, 10/1/40, Continuously Callable @100	1,000	1,098
Series A, 4.50%, 5/15/25, Pre-refunded 5/15/22 @100	8,210	8,722
Series A, 5.38%, 8/15/26, Continuously Callable @100	7,665	7,999
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,118
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,110
Series A, 5.00%, 9/1/34, Continuously Callable @100	3,385	3,924
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,094
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,280
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,454
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	19,929
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,125
Illinois Sports Facilities Authority Revenue 5.25%, 6/15/30, Continuously Callable @100	3,000	3,347
5.00%, 6/15/30, Continuously Callable @100	1,025	1,146
5.25%, 6/15/31, Continuously Callable @100	5,000	5,570
5.25%, 6/15/32, Continuously Callable @100	5,000	5,560
Illinois State Toll Highway Authority Revenue Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,951
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,914
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,564
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,178
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,172
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,523
Kendall Kane & Will Counties Community Unit School District No. 308, GO 5.00%, 2/1/35, Continuously Callable @100	5,000	5,796
5.00%, 2/1/36, Continuously Callable @100	6,000	6,930
Madison County Community Unit School District No. 7 Edwardsville, GO (INS — Build America Mutual Assurance Co.) 5.00%, 12/1/28, Continuously Callable @100	1,210	1,451
5.00%, 12/1/29, Continuously Callable @100	1,250	1,496

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 11/1/31, Continuously Callable @100	$1,000	$1,197
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,386
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	892
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,280
Metropolitan Pier & Exposition Authority Revenue (INS — Assured Guaranty Municipal Corp.), 6/15/26 (h)	5,000	4,467
Northern Illinois Municipal Power Agency Revenue Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,067
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,399
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,540
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,606
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,474
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @100	10,000	10,353
Regional Transportation Authority Revenue Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	26,274
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	13,057
Sales Tax Securitization Corp. Revenue Series A, 4.00%, 1/1/38, Continuously Callable @100	500	545
Series A, 4.00%, 1/1/39, Continuously Callable @100	500	544
Sangamon County School District No. 186 Springfield, GO Series B, 5.00%, 2/1/24	2,660	3,004
Series B, 5.00%, 2/1/24	1,040	1,202
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,501
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @100	1,435	1,662
Sangamon County School District No. 186 Springfield, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,750
State of Illinois, GO 5.25%, 2/1/31, Continuously Callable @100	9,000	9,504
Series A, 5.00%, 11/1/25	11,000	11,969
Series B, 5.00%, 10/1/28	3,000	3,324
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	10,910
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	7,123
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	6,301
State of Illinois, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 1/1/21, Continuously Callable @100	5,000	5,016
4.00%, 2/1/30, Continuously Callable @100	7,000	7,657
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,762
State of Illinois, GO (INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (d)	10,000	11,473
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	13,723
Village of Bolingbrook, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,191
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,861

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/31, Continuously Callable @100	$2,400	$2,966
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,893
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,780
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,814
Village of Gilberts Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,225	6,070
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 12/1/25	2,010	2,455
Series A, 5.00%, 12/1/26	2,110	2,638
Volo Village Special Service Area No. 3 & 6 Special Tax (INS — Assured Guaranty Municipal Corp.) 5.00%, 3/1/34, Continuously Callable @100	2,997	3,518
4.00%, 3/1/36, Continuously Callable @100	1,250	1,385
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	720
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 12/1/28, Continuously Callable @100	1,835	2,212
5.00%, 12/1/29, Continuously Callable @100	1,925	2,316
5.00%, 12/1/30, Continuously Callable @100	2,025	2,428
5.00%, 12/1/34, Continuously Callable @100	6,000	7,076
		728,845
Indiana (1.4%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,328
Hammond Multi-School Building Corp. Revenue 5.00%, 7/15/33, Continuously Callable @100	1,165	1,453
5.00%, 7/15/34, Continuously Callable @100	1,000	1,243
5.00%, 7/15/35, Continuously Callable @100	1,250	1,550
5.00%, 7/15/38, Continuously Callable @100	3,000	3,699
Indiana Bond Bank Revenue 1/15/30, Continuously Callable @97 (h)	740	622
7/15/30, Continuously Callable @96 (h)	750	621
7/15/31, Continuously Callable @93 (h)	1,490	1,193
7/15/32, Continuously Callable @91 (h)	1,400	1,076
Indiana Finance Authority Revenue 3.13%, 12/1/24	6,000	6,589
5.00%, 9/1/30, Continuously Callable @100	1,250	1,519
5.00%, 9/1/31, Continuously Callable @100	1,500	1,814
5.00%, 11/15/33, Continuously Callable @103	2,000	2,173
4.00%, 7/1/36, Continuously Callable @100	3,660	4,074
4.00%, 7/1/38, Continuously Callable @100	4,030	4,466
5.00%, 11/15/38, Continuously Callable @103	3,000	3,221
4.00%, 7/1/39, Continuously Callable @100	3,605	3,986
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @100	1,470	1,651
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @100	1,200	1,348
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	10,792
Indianapolis Local Public Improvement Bond Bank Revenue, Series C, 1.40%, 6/1/21, Continuously Callable @100	2,750	2,758
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,390
		69,566

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	$2,000	$2,060
Iowa Finance Authority Revenue Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,972
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,548
		24,580
Kansas (0.3%):
City of Wichita Revenue 4.20%, 9/1/27, Continuously Callable @100	3,000	3,039
4.63%, 9/1/33, Continuously Callable @100	10,000	10,111
		13,150
Kentucky (3.4%):
City of Ashland Revenue 4.00%, 2/1/35, Continuously Callable @100	470	506
4.00%, 2/1/36, Continuously Callable @100	2,410	2,516
4.00%, 2/1/37, Continuously Callable @100	1,115	1,194
City of Pikeville Revenue 5.75%, 3/1/26, Pre-refunded 3/1/21 @100	795	813
5.75%, 3/1/26, Pre-refunded 3/1/21 @100	2,930	2,999
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	17,142
Kentucky Economic Development Finance Authority Revenue 5.00%, 5/15/26	6,750	6,919
5.00%, 5/15/31, Continuously Callable @100	7,205	7,282
5.00%, 5/15/36, Continuously Callable @100	2,500	2,520
Series B, 10/1/24 (h)	6,130	5,743
Series B-3, 1.52% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (e) (f)	20,000	19,549
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (e)	7,000	7,619
Kentucky Public Energy Authority Revenue Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (e)	14,285	16,030
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (e)	20,000	22,632
Series C-3, 1.17% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (e) (f)	20,000	19,969
Kentucky State Property & Building Commission Revenue 5.00%, 5/1/35, Continuously Callable @100	1,000	1,207
5.00%, 5/1/36, Continuously Callable @100	1,000	1,201
5.00%, 5/1/37, Continuously Callable @100	3,000	3,594
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,366
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,647
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	647
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	854
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	849
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	564
Louisville/Jefferson County Metropolitan Government Revenue 5.00%, 12/1/22, Pre-refunded 6/1/22 @100	3,830	4,136
5.00%, 12/1/23, Pre-refunded 6/1/22 @100	2,760	2,980
5.00%, 12/1/24, Pre-refunded 6/1/22 @100	7,160	7,732
1.75%, 2/1/35, (Put Date 7/1/26) (e)	5,000	5,333
		167,543

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (3.9%):
Calcasieu Parish Memorial Hospital Service District Revenue, 5.00%, 12/1/39, Continuously Callable @100	$1,000	$1,073
City of New Orleans Sewerage Service Revenue 5.00%, 6/1/31, Continuously Callable @100	700	831
5.00%, 6/1/32, Continuously Callable @100	1,150	1,362
5.00%, 6/1/34, Continuously Callable @100	1,500	1,766
City of New Orleans Water System Revenue 5.00%, 12/1/33, Continuously Callable @100	1,500	1,758
5.00%, 12/1/35, Continuously Callable @100	1,500	1,745
City of Shreveport Water & Sewer Revenue Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,206
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,959
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 12/1/33, Continuously Callable @100	1,515	1,792
5.00%, 12/1/34, Continuously Callable @100	1,500	1,775
5.00%, 12/1/35, Continuously Callable @100	1,510	1,783
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,252
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,493
Jefferson Parish Hospital Service District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.50%, 1/1/26, Pre-refunded 1/1/21 @100	2,750	2,786
Series A, 5.38%, 1/1/31, Pre-refunded 1/1/21 @100	3,000	3,039
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	19,711
Louisiana Public Facilities Authority Revenue 5.00%, 7/1/33, Pre-refunded 7/1/25 @100	55	67
5.00%, 7/1/33, Continuously Callable @100	8,940	10,421
5.00%, 5/15/34, Pre-refunded 5/15/26 @100	25	32
5.00%, 5/15/34, Continuously Callable @100	2,225	2,618
5.00%, 5/15/34, Continuously Callable @100	2,975	3,564
5.00%, 7/1/34, Pre-refunded 7/1/25 @100	85	104
5.00%, 7/1/34, Continuously Callable @100	13,465	15,628
5.00%, 5/15/35, Continuously Callable @100	2,000	2,381
4.00%, 5/15/35, Pre-refunded 5/15/26 @100	35	42
4.00%, 5/15/35, Continuously Callable @100	3,465	3,813
5.00%, 5/15/36, Continuously Callable @100	1,560	1,850
4.00%, 5/15/36, Pre-refunded 5/15/26 @100	15	18
4.00%, 5/15/36, Continuously Callable @100	1,485	1,625
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,113
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,495
Series B, 3.50%, 6/1/30, Continuously Callable @100	14,000	14,260
Louisiana Public Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,278
Louisiana State University & Agricultural & Mechanical College Revenue Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,119

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/32, Continuously Callable @100	$1,000	$1,109
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,098
New Orleans Aviation Board Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 1/1/35, Continuously Callable @100	1,840	2,205
5.00%, 1/1/36, Continuously Callable @100	1,250	1,491
5.00%, 1/1/37, Continuously Callable @100	1,500	1,781
5.00%, 10/1/37, Continuously Callable @100	2,000	2,414
5.00%, 1/1/38, Continuously Callable @100	1,300	1,542
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (e)	16,750	17,612
Parish of St. James Revenue, Series A-1, 0.20%, 11/1/40, Continuously Callable @100 (c)	15,000	15,000
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37 (c) (e)	11,750	11,787
Tobacco Settlement Financing Corp. Revenue Series A, 5.00%, 5/15/23	5,000	5,575
Series A, 5.25%, 5/15/31, Continuously Callable @100	10,000	10,278
		193,651
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue 5.00%, 7/1/24, Continuously Callable @100	1,635	1,766
6.00%, 7/1/26, Continuously Callable @100	11,500	11,710
5.00%, 7/1/26, Continuously Callable @100	1,000	1,078
5.00%, 7/1/27, Continuously Callable @100	1,000	1,078
		15,632
Maryland (1.1%):
City of Gaithersburg Revenue 5.00%, 1/1/33, Continuously Callable @104	3,000	3,238
5.00%, 1/1/36, Continuously Callable @104	1,000	1,072
Maryland Economic Development Corp. Revenue Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,439
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,143
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,137
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,241
Maryland Health & Higher Educational Facilities Authority Revenue 5.50%, 1/1/29, Continuously Callable @100	1,415	1,652
5.50%, 1/1/30, Continuously Callable @100	1,750	2,024
5.50%, 1/1/31, Continuously Callable @100	1,585	1,818
5.00%, 7/1/31, Continuously Callable @100	3,190	3,656
5.00%, 7/1/32, Continuously Callable @100	6,505	7,415
5.00%, 7/1/33, Continuously Callable @100	3,600	4,086
5.00%, 7/1/33, Continuously Callable @100	1,000	1,139
5.00%, 7/1/34, Continuously Callable @100	2,500	2,825
5.00%, 7/1/34, Continuously Callable @100	2,200	2,506
5.50%, 1/1/36, Continuously Callable @100	5,000	5,613
4.00%, 7/1/38, Continuously Callable @100	1,500	1,694
4.00%, 7/1/39, Continuously Callable @100	1,585	1,786
4.00%, 7/1/40, Continuously Callable @100	1,645	1,850
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,150
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,144

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/35, Continuously Callable @100	$1,310	$1,489
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,133
		53,250
Massachusetts (1.5%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue 6.25%, 1/1/27, Pre-refunded 1/1/21 @100	2,700	2,741
5.00%, 7/1/30, Continuously Callable @100	2,000	2,389
5.00%, 7/1/31, Continuously Callable @100	1,675	1,987
5.00%, 7/1/32, Continuously Callable @100	1,250	1,438
4.00%, 10/1/32, Continuously Callable @105 (g)	3,600	3,611
5.00%, 4/15/33, Continuously Callable @100	2,155	2,360
5.00%, 7/1/33, Continuously Callable @100	1,250	1,430
5.00%, 7/1/34, Continuously Callable @100	1,000	1,137
5.00%, 7/1/36, Continuously Callable @100	2,000	2,315
5.00%, 7/1/36, Continuously Callable @100	1,000	1,236
5.00%, 7/1/36, Continuously Callable @100	895	1,039
5.00%, 7/1/37, Continuously Callable @100	1,215	1,408
5.00%, 7/1/37, Continuously Callable @100	800	987
5.00%, 10/1/37, Continuously Callable @105 (g)	1,000	1,062
5.00%, 7/1/38, Continuously Callable @100	335	388
5.00%, 7/1/38, Continuously Callable @100	600	739
Series A, 5.00%, 7/1/22	1,480	1,566
Series A, 5.00%, 7/1/27, Continuously Callable @100	1,720	1,818
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	518
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	738
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	609
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	793
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	828
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,123
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,347
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,169
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,623
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,698
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,129
Series I, 6.25%, 1/1/27, Pre-refunded 1/1/21 @100	1,800	1,827
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,533
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,347
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,389
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,036
Massachusetts Health & Educational Facilities Authority Revenue, Series E, 5.00%, 7/15/27, Continuously Callable @100	4,000	4,002
		73,470
Michigan (2.2%):
Detroit Downtown Development Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,136
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,268

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Flint Hospital Building Authority Revenue 4.00%, 7/1/32, Continuously Callable @100	$2,525	$2,748
4.00%, 7/1/33, Continuously Callable @100	2,620	2,835
4.00%, 7/1/34, Continuously Callable @100	2,730	2,938
4.00%, 7/1/35, Continuously Callable @100	1,635	1,751
4.00%, 7/1/38, Continuously Callable @100	1,855	1,959
Grand Traverse County Hospital Finance Authority Revenue, Series A, 5.00%, 7/1/29, Continuously Callable @100	10,000	10,326
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,447
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Pre-refunded 11/15/21 @100	12,000	12,650
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 5/1/32, Continuously Callable @100	2,775	3,340
5.00%, 5/1/33, Continuously Callable @100	2,875	3,454
5.00%, 5/1/34, Continuously Callable @100	2,965	3,558
5.00%, 5/1/35, Continuously Callable @100	3,065	3,673
5.00%, 5/1/36, Continuously Callable @100	2,770	3,316
Michigan Finance Authority Revenue 5.00%, 11/1/34, Continuously Callable @100	1,000	1,260
5.00%, 11/1/35, Continuously Callable @100	1,000	1,253
4.00%, 11/15/35, Continuously Callable @100	6,000	6,708
5.00%, 11/1/36, Continuously Callable @100	1,000	1,249
4.00%, 11/15/36, Continuously Callable @100	1,000	1,114
5.00%, 11/1/37, Continuously Callable @100	1,250	1,558
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,805
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,484
Michigan Finance Authority Revenue (NBGA — Michigan School Bond Qualification and Loan Program) Series A, 5.00%, 5/1/24	2,000	2,322
Series A, 5.00%, 5/1/25	1,700	2,041
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,393
		107,586
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	5,990
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue 5.00%, 11/15/29, Pre-refunded 11/15/25 @100	1,750	2,161
5.00%, 11/15/30, Pre-refunded 11/15/25 @100	1,275	1,574
		9,725
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,322
Mississippi Development Bank Revenue, 5.00%, 4/1/28, Continuously Callable @100	1,675	1,837
Mississippi Development Bank Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	6,930	7,508

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mississippi Hospital Equipment & Facilities Authority Revenue 4.00%, 1/1/36, Continuously Callable @100	$2,240	$2,614
4.00%, 1/1/37, Continuously Callable @100	2,260	2,629
4.00%, 1/1/39, Continuously Callable @100	1,850	2,141
4.00%, 1/1/40, Continuously Callable @100	2,675	3,086
		26,137
Missouri (1.3%):
Cape Girardeau County IDA Revenue 5.00%, 3/1/32, Continuously Callable @100	500	553
5.00%, 3/1/36, Continuously Callable @100	750	817
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,910
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,739
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,340	2,554
Health & Educational Facilities Authority of the State of Missouri Revenue 5.00%, 2/1/29, Continuously Callable @104	1,000	1,127
5.00%, 5/1/30, Continuously Callable @100	2,310	2,469
5.00%, 5/15/32, Continuously Callable @103	1,555	1,670
5.25%, 5/1/33, Continuously Callable @100	2,350	2,519
5.00%, 2/1/34, Continuously Callable @104	2,000	2,221
5.00%, 5/15/36, Continuously Callable @103	4,565	4,822
Missouri Development Finance Board Revenue Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,093
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,605
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	27,295
St. Louis County IDA Revenue 5.00%, 9/1/23	870	901
5.50%, 9/1/33, Continuously Callable @100	2,750	2,878
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,000	2,169
		62,342
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @100 (c)	8,500	9,096
Nebraska (0.4%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	4,783
Douglas County Hospital Authority No. 3 Revenue 5.00%, 11/1/28, Continuously Callable @100	1,250	1,491
5.00%, 11/1/30, Continuously Callable @100	1,600	1,897
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue 4.00%, 1/1/35, Continuously Callable @102	795	895
4.00%, 1/1/36, Continuously Callable @102	1,240	1,390
4.00%, 1/1/37, Continuously Callable @102	1,000	1,117
4.00%, 1/1/38, Continuously Callable @102	1,295	1,443
4.00%, 1/1/39, Continuously Callable @102	1,800	2,000
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,861
		17,877

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nevada (1.6%):
City of Carson City Revenue 5.00%, 9/1/29, Continuously Callable @100	$620	$758
5.00%, 9/1/31, Continuously Callable @100	1,000	1,207
5.00%, 9/1/33, Continuously Callable @100	1,000	1,195
5.00%, 9/1/37, Continuously Callable @100	1,950	2,285
City of North Las Vegas, GO (INS — Assured Guaranty Municipal Corp.) 4.00%, 6/1/35, Continuously Callable @100	1,870	2,120
4.00%, 6/1/37, Continuously Callable @100	7,345	8,292
4.00%, 6/1/38, Continuously Callable @100	6,135	6,917
City of Sparks Revenue Series A, 2.50%, 6/15/24 (g)	900	887
Series A, 2.75%, 6/15/28 (g)	1,500	1,427
County of Clark Department of Aviation Revenue 5.00%, 7/1/26	3,660	4,429
5.00%, 7/1/27	2,220	2,740
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	23,567
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,462
Las Vegas Convention & Visitors Authority Revenue Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,117
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	4,810
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,346
		80,559
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, Series A, 3.63%, 7/1/43, (Put Date 7/2/40) (g)	2,000	1,973
New Hampshire Health and Education Facilities Authority Act Revenue 5.00%, 8/1/34, Continuously Callable @100	2,880	3,500
5.00%, 8/1/35, Continuously Callable @100	2,700	3,266
5.00%, 8/1/36, Continuously Callable @100	2,000	2,410
5.00%, 8/1/37, Continuously Callable @100	1,500	1,801
		12,950
New Jersey (6.2%):
Casino Reinvestment Development Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 11/1/29, Continuously Callable @100	1,000	1,146
5.00%, 11/1/30, Continuously Callable @100	1,000	1,145
City of Atlantic City, GO (INS — Assured Guaranty Municipal Corp.) Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	2,030
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,498
City of Atlantic City, GO (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	771
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	899
City of Bayonne, GO (INS — Build America Mutual Assurance Co.)
5.00%, 7/1/34, Continuously Callable @100	1,135	1,367
5.00%, 7/1/35, Continuously Callable @100	1,000	1,201
Essex County Improvement Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 6.00%, 11/1/25, Pre-refunded 11/1/20 @100	4,535	4,556

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Brunswick Parking Authority Revenue (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 9/1/35, Continuously Callable @100	$1,455	$1,714
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,343
New Jersey Building Authority Revenue Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @100	400	482
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	651
New Jersey Economic Development Authority Revenue 5.25%, 9/1/22, Pre-refunded 3/1/21 @100	7,300	7,454
5.25%, 9/1/22, Continuously Callable @100	2,700	2,747
5.00%, 3/1/25, Continuously Callable @100	18,410	19,903
5.00%, 6/15/26, Continuously Callable @100	2,500	2,620
1.67% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @100 (f)	10,000	9,920
1.72% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @100 (f)	10,000	9,844
5.00%, 11/1/36, Continuously Callable @100	2,000	2,288
4.00%, 11/1/38, Continuously Callable @100	1,500	1,570
4.00%, 11/1/39, Continuously Callable @100	2,000	2,086
Series A, 5.00%, 6/15/25	5,125	5,910
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	672
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,026
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	19,067
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	18,777
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,137
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,340
New Jersey Educational Facilities Authority Revenue Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,777
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,695
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,505
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,378
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,417
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	166
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @100	350	422
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	287
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @100	490	591
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	1,068
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @100	275	332
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,612
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,014
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,945
New Jersey Health Care Facilities Financing Authority Revenue 5.00%, 10/1/33, Continuously Callable @100	2,000	2,241
5.00%, 10/1/34, Continuously Callable @100	2,000	2,237
5.00%, 10/1/35, Continuously Callable @100	2,620	2,926
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,359
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,748
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/30, Continuously Callable @100	$3,000	$3,451
5.00%, 6/15/31, Continuously Callable @100	3,000	3,437
1.32% (MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21) (e) (f)	10,000	10,104
Series A, 12/15/25 (h)	20,000	17,805
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,309
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,219
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,253
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,366
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	2,963
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	11,672
New Jersey Transportation Trust Fund Authority Revenue (INS — AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,450
New Jersey Turnpike Authority Revenue Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,379
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	8,996
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,535
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,975
Newark Housing Authority Revenue (INS — Assured Guaranty Municipal Corp.) 4.00%, 12/1/29, Continuously Callable @100	500	575
4.00%, 12/1/30, Continuously Callable @100	750	859
4.00%, 12/1/31, Continuously Callable @100	500	571
South Jersey Transportation Authority Revenue Series A, 5.00%, 11/1/30, Continuously Callable @100	500	554
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	831
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,185
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	6,012
		303,385
New Mexico (1.0%):
City of Farmington Revenue 4.70%, 5/1/24, Continuously Callable @100	20,000	20,067
1.88%, 4/1/33, (Put Date 10/1/21) (e)	12,000	12,121
Series A, 0.32%, 6/1/40, Callable 11/2/20 @100 (c) (e)	11,000	11,000
City of Santa Revenue 2.25%, 5/15/24, Continuously Callable @100	600	580
2.63%, 5/15/25, Continuously Callable @100	1,000	971
5.00%, 5/15/34, Continuously Callable @103	625	674
5.00%, 5/15/39, Continuously Callable @103	480	511
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,126
Village of Los Ranchos de Albuquerque Revenue 4.00%, 9/1/35, Continuously Callable @100	300	331
4.00%, 9/1/40, Continuously Callable @100	1,200	1,317
		48,698
New York (4.5%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,788
City of New York, GO (LOC — Mizuho Corporate Bank Ltd.), Series A-3, 0.13%, 10/1/40, Continuously Callable @100 (c)	1,000	1,000

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	$575	$619
City of Yonkers, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	2,600	2,726
County of Nassau, GO Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,290
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,343
County of Rockland, GO 3.50%, 10/1/21, Continuously Callable @100	1,585	1,587
3.63%, 10/1/22, Continuously Callable @100	1,190	1,192
3.63%, 10/1/23, Continuously Callable @100	1,560	1,562
3.63%, 10/1/24, Continuously Callable @100	1,665	1,667
County of Suffolk, GO, 5.00%, 3/19/21	30,000	30,273
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,228
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	2,952
Metropolitan Transportation Authority Revenue 4.00%, 11/15/35, Continuously Callable @100	18,340	17,532
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (e)	7,315	7,853
Series B-1, 5.00%, 5/15/22	5,000	5,145
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	7,506
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	6,578
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	3,854
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,071
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,071
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,104
Metropolitan Transportation Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	10,768
Monroe County Industrial Development Corp. Revenue (INS — Federal Housing Administration), 5.75%, 8/15/30, Continuously Callable @100	5,000	5,100
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	2,316
New York Liberty Development Corp. Revenue 2.63%, 9/15/69, Continuously Callable @100	3,350	3,367
2.80%, 9/15/69, Continuously Callable @100	20,500	19,709
New York State Dormitory Authority Revenue 5.00%, 12/1/35, Continuously Callable @100 (g)	600	692
Series A, 5.00%, 5/1/23	15	17
Series A, 5.00%, 5/1/23	735	791
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @100	15	17
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	790
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @100	25	28
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,263
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @100	20	22
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,053
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	560
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	392
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,396
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	833

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	$4,535	$5,029
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	23,580
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @100	5	6
New York State Dormitory Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,172
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,172
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,521
Niagara Falls City School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.) 5.00%, 6/15/23	1,670	1,879
5.00%, 6/15/24	1,450	1,695
5.00%, 6/15/25, Continuously Callable @100	1,670	1,950
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	891
Suffolk County Economic Development Corp. Revenue 5.00%, 7/1/28, Pre-refunded 7/1/21 @100	220	228
5.00%, 7/1/28, Continuously Callable @100	1,280	1,322
Town of Oyster Bay, GO 4.00%, 2/15/24	5,415	6,019
4.00%, 2/15/25	9,750	11,116
4.00%, 2/15/26	3,000	3,497
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,413
		219,545
North Carolina (0.9%):
North Carolina Capital Facilities Finance Agency Revenue, 0.25%, 7/1/34, (Put Date 12/1/20) (e)	25,000	24,995
North Carolina Medical Care Commission Revenue 5.00%, 10/1/25	1,500	1,604
6.38%, 7/1/26, Pre-refunded 7/1/21 @100	4,805	5,027
5.00%, 10/1/30, Continuously Callable @100	1,850	1,969
5.00%, 10/1/40, Continuously Callable @103	1,050	1,144
5.00%, 10/1/45, Continuously Callable @103	1,000	1,079
Series A, 4.00%, 9/1/40, Continuously Callable @100 (k)	3,050	3,200
Series A, 4.00%, 10/1/40, Continuously Callable @103 (k)	600	649
Series A, 5.00%, 10/1/40, Continuously Callable @103 (k)	1,800	2,108
Series A, 5.00%, 10/1/45, Continuously Callable @103 (k)	1,800	2,078
Series A, 4.00%, 10/1/45, Continuously Callable @103 (k)	1,000	1,063
		44,916
North Dakota (0.3%):
City of Grand Forks Revenue, 5.00%, 12/1/29, Continuously Callable @100	11,085	11,593
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	5,036
		16,629
Ohio (2.9%):
Akron Bath Copley Joint Township Hospital District Revenue 4.00%, 11/15/36, Continuously Callable @100 (k)	1,000	1,130
4.00%, 11/15/37, Continuously Callable @100 (k)	800	902
4.00%, 11/15/38, Continuously Callable @100 (k)	500	563

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	$2,250	$2,288
City of Cleveland Airport System Revenue Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @100	2,000	2,119
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @100	1,000	1,060
County of Allen Hospital Facilities Revenue 4.00%, 12/1/40, Continuously Callable @100	7,500	8,620
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,650
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	12,204
County of Cuyahoga Revenue 4.00%, 2/15/29, Continuously Callable @100	7,430	8,382
5.00%, 2/15/37, Continuously Callable @100	4,000	4,604
County of Hamilton Revenue 5.00%, 1/1/31, Continuously Callable @100	1,350	1,434
5.00%, 1/1/36, Continuously Callable @100	1,400	1,458
5.00%, 9/15/39, Continuously Callable @100	1,375	1,694
5.00%, 9/15/40, Continuously Callable @100	1,100	1,351
County of Hamilton Sales Tax Revenue (INS — AMBAC Assurance Corp.), Series B, 12/1/25 (h)	4,365	4,140
County of Hancock Revenue, 6.50%, 12/1/30, Pre-refunded 6/1/21 @100	9,000	9,377
County of Montgomery Revenue 3.00%, 11/15/36, Continuously Callable @100	7,000	7,110
5.00%, 11/15/37, Continuously Callable @100	2,200	2,591
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,988
Dayton City School District, GO 5.00%, 11/1/28	2,805	3,710
5.00%, 11/1/29	3,655	4,931
5.00%, 11/1/30	3,160	4,348
5.00%, 11/1/31	2,000	2,801
Ohio Higher Educational Facility Commission Revenue 5.00%, 5/1/31, Continuously Callable @100	1,000	1,173
5.00%, 5/1/33, Continuously Callable @100	500	582
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,236
Ohio Water Development Authority Revenue, 12/1/33 (b) (l)	26,000	—	(m)
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,529
Southeastern Ohio Port Authority Revenue 5.50%, 12/1/29, Continuously Callable @100	750	811
5.00%, 12/1/35, Continuously Callable @100	750	785
State of Ohio Revenue 5.00%, 1/15/34, Continuously Callable @100	7,210	8,385
5.00%, 1/15/35, Continuously Callable @100	6,000	6,952
5.00%, 1/15/36, Continuously Callable @100	3,070	3,546
4.00%, 11/15/36, Continuously Callable @100	1,260	1,381
4.00%, 11/15/38, Continuously Callable @100	1,270	1,387
4.00%, 11/15/40, Continuously Callable @100	655	713
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	1,132
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	2,027
Village of Bluffton Revenue 5.00%, 12/1/31, Continuously Callable @100	1,500	1,833
4.00%, 12/1/32, Continuously Callable @100	1,500	1,710

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/33, Continuously Callable @100	$1,600	$1,810
4.00%, 12/1/34, Continuously Callable @100	1,795	2,016
		143,463
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/21	710	726
Muskogee Industrial Trust Revenue, Series A, 0.32%, 6/1/27, Continuously Callable @100 (c)	15,000	15,000
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	4,804
Tulsa County Industrial Authority Revenue 5.00%, 11/15/28, Continuously Callable @102	940	1,029
5.00%, 11/15/30, Continuously Callable @102	1,780	1,920
		23,479
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue 5.00%, 11/15/32, Continuously Callable @102	500	529
5.00%, 11/15/37, Continuously Callable @102	500	522
Oregon State Facilities Authority Revenue Series A, 5.00%, 10/1/35, Continuously Callable @100	275	340
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	2,139
		3,530
Pennsylvania (7.8%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.13%, 3/1/25, Pre-refunded 3/1/21 @100	1,410	1,439
Allegheny County Hospital Development Authority Revenue 5.00%, 4/1/35, Continuously Callable @100	7,315	8,763
5.00%, 4/1/36, Continuously Callable @100	8,000	9,531
4.00%, 7/15/37, Continuously Callable @100	2,000	2,284
4.00%, 7/15/38, Continuously Callable @100	1,500	1,707
4.00%, 7/15/39, Continuously Callable @100	1,440	1,631
Allegheny County IDA Revenue, 4.88%, 11/1/24	3,150	3,020
Allegheny County Sanitary Authority Revenue (INS — Assured Guaranty Municipal Corp.) 4.00%, 12/1/33, Continuously Callable @100	1,500	1,709
4.00%, 12/1/34, Continuously Callable @100	1,475	1,670
Berks County IDA Revenue 4.00%, 11/1/33, Continuously Callable @100	1,300	1,337
5.00%, 11/1/34, Continuously Callable @100	2,000	2,191
5.00%, 11/1/35, Continuously Callable @100	3,000	3,272
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,274
Bucks County IDA Revenue 5.00%, 10/1/30, Continuously Callable @103	325	353
5.00%, 10/1/31, Continuously Callable @103	450	487
5.00%, 10/1/37, Continuously Callable @103	2,260	2,406
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,114
Chester County IDA Revenue 5.00%, 10/1/34, Continuously Callable @100	1,000	1,062
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,899

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Financing Authority Revenue 5.00%, 6/1/33, Continuously Callable @100	$1,250	$1,555
5.00%, 6/1/34, Continuously Callable @100	2,000	2,475
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,869
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,626
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	899
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	955
County of Beaver, GO 4.00%, 4/15/28	2,195	2,583
4.00%, 4/15/28	695	868
4.00%, 4/15/29, Pre-refunded 4/15/28 @100	600	751
4.00%, 4/15/29, Continuously Callable @100	1,900	2,221
4.00%, 4/15/30, Pre-refunded 4/15/28 @100	510	638
4.00%, 4/15/30, Continuously Callable @100	4,490	5,192
County of Lehigh Revenue 4.00%, 7/1/37, Continuously Callable @100	2,000	2,281
4.00%, 7/1/38, Continuously Callable @100	2,000	2,273
4.00%, 7/1/39, Continuously Callable @100	2,000	2,265
County of Luzerne, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,992
Cumberland County Municipal Authority Revenue 4.00%, 11/1/36, Continuously Callable @100	1,250	1,439
4.00%, 11/1/37, Continuously Callable @100	2,130	2,449
Series C-6, 4.00%, 12/1/26, Continuously Callable @102	6,500	6,718
Dauphin County General Authority Revenue 4.00%, 6/1/30, Continuously Callable @100	2,000	2,280
4.00%, 6/1/31, Continuously Callable @100	1,000	1,114
Delaware County Authority Revenue, 5.00%, 10/1/25, Continuously Callable @100	1,000	1,003
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,725
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,902
Montgomery County Higher Education & Health Authority Revenue 5.00%, 9/1/34, Continuously Callable @100	1,750	2,127
5.00%, 9/1/35, Continuously Callable @100	1,850	2,236
4.00%, 9/1/36, Continuously Callable @100	1,100	1,246
4.00%, 9/1/37, Continuously Callable @100	1,000	1,130
5.00%, 9/1/37, Continuously Callable @100	1,750	2,102
4.00%, 9/1/38, Continuously Callable @100	900	1,013
4.00%, 9/1/39, Continuously Callable @100	1,000	1,122
Montgomery County IDA Revenue 5.00%, 11/15/23, Pre-refunded 5/15/22 @100	1,200	1,293
5.00%, 11/15/24, Pre-refunded 5/15/22 @100	2,750	2,964
Montour School District, GO (INS — Assured Guaranty Municipal Corp.) Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,188
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,774
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,767

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue, 1.15% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (e) (f)	$4,645	$4,564
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,561
Pennsylvania Economic Development Financing Authority Revenue 4.00%, 10/1/23, Continuously Callable @100	13,000	13,001
3.00%, 4/1/39, Continuously Callable @100	30,000	31,966
Pennsylvania Higher Educational Facilities Authority Revenue 5.00%, 7/1/32, Pre-refunded 7/1/22 @100	1,625	1,761
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,849
Series A, 5.25%, 7/15/26, Continuously Callable @100	2,020	2,158
Series A, 5.25%, 7/15/27, Continuously Callable @100	2,125	2,268
Series A, 5.25%, 7/15/28, Continuously Callable @100	2,245	2,394
Series A, 5.00%, 7/15/30, Continuously Callable @100	2,415	2,555
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,965	2,065
Pennsylvania Turnpike Commission Revenue 5.00%, 6/1/35, Continuously Callable @100	10,655	12,331
5.00%, 6/1/36, Continuously Callable @100	8,255	9,538
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,717
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,964
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,476
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,838
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,261
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	4,075
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,298
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	22,143
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,242
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,366
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,590
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,356
Philadelphia IDA Revenue 5.00%, 5/1/35, Continuously Callable @100	750	906
5.00%, 5/1/36, Continuously Callable @100	1,500	1,806
5.00%, 5/1/38, Continuously Callable @100	1,000	1,201
Pittsburgh Water & Sewer Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,103
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	358
Reading School District, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 3/1/36, Continuously Callable @100	2,000	2,437
5.00%, 3/1/37, Continuously Callable @100	1,500	1,824
School District of Philadelphia, GO Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,218
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,212
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,208
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,206
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,924
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,809
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,841
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,992

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 9/1/33, Continuously Callable @100	$4,000	$4,726
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,006
School District of the City of Erie, GO (INS — Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,337
Scranton School District, GO (INS — Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,248
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,992
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	929
State Public School Building Authority Revenue 5.00%, 4/1/23, Pre-refunded 4/1/22 @100	1,250	1,340
5.00%, 6/1/29, Continuously Callable @100	10,000	12,277
State Public School Building Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 6/1/31, Continuously Callable @100	6,100	7,376
4.00%, 12/1/31, Continuously Callable @100	15,380	17,589
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (e)	3,300	3,845
		386,231
Puerto Rico (0.0%): (n)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,619
Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @100	2,000	2,339
Rhode Island Turnpike & Bridge Authority Revenue Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,605
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,128
Tobacco Settlement Financing Corp. Revenue Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,317
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,313
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,886
		16,588
South Carolina (1.1%):
Lexington County Health Services District, Inc. Revenue 4.00%, 11/1/31, Continuously Callable @100	1,000	1,154
4.00%, 11/1/32, Continuously Callable @100	1,000	1,145
Patriots Energy Group Financing Agency Revenue, Series B, 0.96% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (e) (f)	20,000	20,028
Piedmont Municipal Power Agency Revenue (INS — Assured Guaranty Corp.) Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,447
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,793
South Carolina Public Service Authority Revenue Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,668
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,281
		52,516
Tennessee (0.5%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.27%, 5/1/39, Continuously Callable @100 (c) (d)	6,200	6,200

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Greeneville Health & Educational Facilities Board Revenue 5.00%, 7/1/35, Continuously Callable @100	$2,710	$3,174
5.00%, 7/1/36, Continuously Callable @100	3,000	3,500
5.00%, 7/1/37, Continuously Callable @100	3,500	4,075
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,899
		22,848
Texas (11.3%):
Austin Convention Enterprises, Inc. Revenue 5.00%, 1/1/34, Continuously Callable @100	1,105	1,125
5.00%, 1/1/34, Continuously Callable @100	550	535
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.00%, 12/1/25	2,740	3,039
5.00%, 12/1/27, Continuously Callable @100	2,990	3,290
5.00%, 12/1/28, Continuously Callable @100	1,640	1,799
5.00%, 12/1/29, Continuously Callable @100	1,600	1,749
5.00%, 12/1/30, Continuously Callable @100	1,700	1,852
5.25%, 12/1/35, Continuously Callable @100	5,150	5,587
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/21	700	707
5.00%, 1/1/22	500	526
1/1/22 (h)	885	879
5.00%, 1/1/23	500	547
1/1/24 (h)	7,000	6,814
1/1/26 (h)	2,535	2,377
5.00%, 1/1/33, Pre-refunded 1/1/23 @100	3,500	3,877
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,444
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,266
Central Texas Turnpike System Revenue Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,434
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,696
City of Arlington Special Tax (INS — Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,808
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,801
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,708
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,943
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,218
City of Corpus Christi Utility System Revenue 4.00%, 7/15/32, Continuously Callable @100	1,800	2,094
4.00%, 7/15/33, Continuously Callable @100	1,100	1,276
4.00%, 7/15/34, Continuously Callable @100	1,050	1,213
4.00%, 7/15/35, Continuously Callable @100	1,000	1,150
City of Houston Hotel Occupancy Tax & Special Revenue 5.00%, 9/1/29, Continuously Callable @100	2,300	2,451
5.00%, 9/1/30, Continuously Callable @100	1,000	1,061
5.00%, 9/1/32, Continuously Callable @100	5,615	5,905
5.00%, 9/1/33, Continuously Callable @100	5,345	5,618
5.00%, 9/1/34, Continuously Callable @100	2,150	2,254
5.00%, 9/1/35, Continuously Callable @100	1,575	1,648

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Laredo Waterworks & Sewer System Revenue 4.00%, 3/1/32, Continuously Callable @100	$740	$849
4.00%, 3/1/33, Continuously Callable @100	1,000	1,142
4.00%, 3/1/34, Continuously Callable @100	1,000	1,138
4.00%, 3/1/36, Continuously Callable @100	1,500	1,692
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,563
4.00%, 8/15/34, Continuously Callable @100	2,275	2,724
4.00%, 8/15/35, Continuously Callable @100	2,375	2,830
4.00%, 8/15/36, Continuously Callable @100	3,710	4,407
4.00%, 8/15/37, Continuously Callable @100	3,860	4,583
4.00%, 8/15/38, Continuously Callable @100	4,015	4,759
4.00%, 8/15/39, Continuously Callable @100	4,305	5,095
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,500
Dallas/Fort Worth International Airport Revenue Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,284
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,552
Decatur Hospital Authority Revenue Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,126
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,089
Harris County Cultural Education Facilities Finance Corp. Revenue 5.00%, 12/1/27, Pre-refunded 12/1/22 @100	4,710	5,199
5.00%, 6/1/28, Continuously Callable @100	1,400	1,450
0.69% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (e) (f)	3,330	3,308
Harris County Health Facilities Development Corp. Revenue, Series A-2, 0.14%, 12/1/41, Continuously Callable @100 (c)	13,200	13,200
Harris County Municipal Utility District No. 165, GO (INS — Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	885
5.00%, 3/1/31, Continuously Callable @100	2,030	2,392
5.00%, 3/1/32, Continuously Callable @100	2,500	2,942
Houston Higher Education Finance Corp. Revenue Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @100	3,850	4,220
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @100	4,075	4,467
Karnes County Hospital District Revenue 5.00%, 2/1/29, Continuously Callable @100	4,000	4,534
5.00%, 2/1/34, Continuously Callable @100	4,000	4,500
Main Street Market Square Redevelopment Authority Tax Allocation (INS — Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,439
5.00%, 9/1/30, Continuously Callable @100	1,380	1,631
5.00%, 9/1/31, Continuously Callable @100	2,000	2,355
5.00%, 9/1/32, Continuously Callable @100	1,500	1,758
5.00%, 9/1/33, Continuously Callable @100	2,680	3,129
Matagorda County Navigation District No. 1 Revenue 2.60%, 11/1/29	14,010	14,856
4.00%, 6/1/30, Continuously Callable @100	5,405	5,817
Mesquite Health Facilities Development Corp. Revenue 5.00%, 2/15/26	3,100	3,042
5.00%, 2/15/35, Continuously Callable @100	1,075	935

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/1/31, Continuously Callable @102	$1,000	$1,078
4.00%, 11/1/36, Continuously Callable @102	1,475	1,476
Series A, 5.00%, 7/1/30, Continuously Callable @100	7,500	6,175
Series A, 5.00%, 7/1/35, Continuously Callable @100	9,000	7,411
Newark Higher Education Finance Corp. Revenue 4.00%, 4/1/32, Continuously Callable @100	1,635	1,830
4.00%, 4/1/33, Continuously Callable @100	2,000	2,226
4.00%, 4/1/34, Continuously Callable @100	4,470	4,943
4.00%, 4/1/35, Continuously Callable @100	1,650	1,812
4.00%, 4/1/36, Continuously Callable @100	2,150	2,347
North East Texas Regional Mobility Authority Revenue 5.00%, 1/1/36, Continuously Callable @100	7,000	7,977
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,248
North Texas Tollway Authority Revenue Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,305
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,797
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	17,071
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,694
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,722
North Texas Tollway Authority Revenue (INS — Assured Guaranty Corp.), 1/1/29 (h)	20,000	17,753
North Texas Tollway Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,269
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,915
Permanent University Fund — University of Texas System Revenue 5.00%, 7/1/32, Continuously Callable @100	2,230	2,684
5.00%, 7/1/33, Continuously Callable @100	3,250	3,850
5.00%, 7/1/34, Continuously Callable @100	2,500	2,996
Port of Port Arthur Navigation District Revenue 0.43%, 11/1/40, Continuously Callable @100 (c) (d)	55,000	55,000
0.40%, 11/1/40, Continuously Callable @100 (c)	1,600	1,600
Series A, 0.17%, 4/1/40, Continuously Callable @100 (c)	22,215	22,215
Series B, 0.17%, 4/1/40, Continuously Callable @100 (c)	1,000	1,000
Series C, 0.19%, 4/1/40, Continuously Callable @100 (c)	21,710	21,710
San Antonio Housing Trust Finance Corp. Revenue (NBGA — Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (e)	14,935	15,984
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/30, Continuously Callable @100	2,145	2,529
5.00%, 11/15/31, Continuously Callable @100	2,250	2,638
5.00%, 11/15/32, Continuously Callable @100	2,365	2,760
6.63%, 11/15/37, Continuously Callable @100	5,000	5,241
5.00%, 11/15/37, Continuously Callable @100	2,175	2,493
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	22,274
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	23,313
Texas Private Activity Bond Surface Transportation Corp. Revenue 4.00%, 6/30/38, Continuously Callable @100	3,300	3,732
4.00%, 12/31/38, Continuously Callable @100	3,850	4,352
4.00%, 6/30/39, Continuously Callable @100	2,150	2,426

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	$7,235	$9,170
Trophy Club Public Improvement District No. 1 Special Assessment (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,928
Tyler Health Facilities Development Corp. Revenue, 5.50%, 7/1/27, Pre-refunded 7/1/21 @100	10,000	10,398
		558,425
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (g) (o)	3,977	3,377
Series B, 12.00%, 8/1/30, Continuously Callable @100 (g) (o)	2,177	1,848
		5,225
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 5.00%, 12/15/20	9,000	9,081
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,886
		11,967
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (g)	6,500	7,304
Virginia (0.8%):
Chesapeake Hospital Authority Revenue 4.00%, 7/1/36, Continuously Callable @100	1,175	1,328
4.00%, 7/1/37, Continuously Callable @100	1,205	1,358
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,287
Stafford County Economic Development Authority Revenue 5.00%, 6/15/33, Continuously Callable @100	750	878
5.00%, 6/15/34, Continuously Callable @100	2,620	3,055
5.00%, 6/15/35, Continuously Callable @100	1,930	2,239
Virginia College Building Authority Revenue 5.00%, 6/1/21, Continuously Callable @100	500	500
5.00%, 6/1/26, Continuously Callable @100	11,280	11,279
4.00%, 2/1/34, Continuously Callable @100	10,000	11,690
4.00%, 2/1/36, Continuously Callable @100	3,000	3,476
		38,090
Washington (0.4%):
Tobacco Settlement Authority Revenue, 5.25%, 6/1/31, Continuously Callable @100	2,710	2,717
Washington Health Care Facilities Authority Revenue 5.00%, 8/15/33, Continuously Callable @100	3,090	3,468
5.00%, 8/15/34, Continuously Callable @100	3,470	3,880
5.00%, 7/1/35, Continuously Callable @100	2,355	2,855
5.00%, 7/1/36, Continuously Callable @100	2,250	2,718
4.00%, 7/1/37, Continuously Callable @100	3,125	3,509
		19,147

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue 5.00%, 6/1/33, Continuously Callable @100	$1,850	$2,218
5.00%, 1/1/34, Continuously Callable @100	2,360	2,811
5.00%, 6/1/34, Continuously Callable @100	2,970	3,546
5.00%, 1/1/35, Continuously Callable @100	2,920	3,458
5.00%, 6/1/35, Continuously Callable @100	2,405	2,856
5.00%, 9/1/38, Continuously Callable @100	1,000	1,184
5.00%, 9/1/39, Continuously Callable @100	1,000	1,181
		17,254
Wisconsin (1.0%):
Public Finance Authority Revenue 3.00%, 4/1/25 (g)	425	420
4.00%, 6/15/29, Continuously Callable @100 (g)	325	337
4.00%, 9/1/29, Continuously Callable @103 (g)	1,250	1,415
5.25%, 5/15/37, Continuously Callable @102 (g)	1,000	1,047
5.00%, 6/15/39, Continuously Callable @100 (g)	410	424
5.00%, 9/1/39, Continuously Callable @103 (g)	2,230	2,555
5.00%, 4/1/40, Continuously Callable @100 (g)	1,175	1,256
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,500
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	5,272
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,613
Wisconsin Health & Educational Facilities Authority Revenue 5.00%, 8/15/34, Continuously Callable @100	1,000	1,116
4.00%, 2/15/35, Continuously Callable @100	500	601
4.00%, 11/15/36, Continuously Callable @100	9,830	11,091
4.00%, 2/15/37, Continuously Callable @100	1,000	1,193
4.00%, 3/15/40, Continuously Callable @100	750	807
0.37%, 2/15/53, Callable 11/2/20 @100 (c)	6,500	6,500
Series A, 5.00%, 7/15/28, Pre-refunded 7/15/21 @100	2,000	2,076
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @100	5,000	5,623
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @100	1,500	1,634
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @100	1,935	2,108
		50,588
Total Municipal Bonds (Cost $4,625,438)		4,921,587
Total Investments (Cost $4,643,879) — 100.2%		4,938,938
Liabilities in excess of other assets — (0.2)%		(10,824)
NET ASSETS — 100.00%		$4,928,114

(a)  Non-income producing security.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.4% of the Fund's net assets.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

  (Unaudited)

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Put Bond.

(f)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.

(g)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $92,531 (thousands) and amounted to 1.9% of net assets.

(h)  Zero-coupon bond.

(i)  Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%.

(j)  Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%.

(k)  Security or a portion of the security purchased on a delayed-delivery and/or when-issue basis.

(l)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of September 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(m)  Rounds to less than $1 thousand.

(n)  Amount represents less than 0.05% of net assets.

(o)  Defaulted security

(p)  Up to 2.05% of the coupon may be paid in kind.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

PIK — Payment in-kind

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Intermediate-Term Fund
Assets:
Investments, at value (Cost $4,643,879)	$4,938,938
Receivables:
Interest and dividends	51,042
Capital shares issued	2,732
From Adviser	9
Prepaid expenses	106
Total Assets	4,992,827
Liabilities:
Payables:
Distributions	1,220
Payable to custodian	72
Investments purchased	57,654
Capital shares redeemed	3,540
Accrued expenses and other payables:
Investment advisory fees	1,293
Administration fees	604
Custodian fees	17
Transfer agent fees	276
Compliance fees	3
Trustee fees	1
12b-1 fees	2
Other accrued expenses	31
Total Liabilities	64,713
Net Assets:
Capital	4,728,306
Total distributable earnings/(loss)	199,808
Net Assets	$4,928,114
Net Assets
Fund Shares	$4,893,524
Institutional Shares	11,691
Class A shares	22,899
Total	$4,928,114
Shares (unlimited number of shares authorized with no par value):
Fund Shares	357,017
Institutional Shares	853
Class A shares	1,671
Total	359,541
Net asset value, offering and redemption price per share: (a)
Fund Shares	$13.71
Institutional Shares	$13.70
Class A shares	$13.71
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$14.03

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Intermediate-Term Fund
Investment Income:
Interest	$79,214
Total Income	79,214
Expenses*:
Investment advisory fees	6,924
Administration fees — Fund Shares	3,605
Administration fees — Institutional Shares	1
Administration fees — Class A shares	17
Sub-Administration fees	12
12b-1 fees — Class A shares	29
Custodian fees	69
Transfer agent fees — Fund Shares	715
Transfer agent fees — Institutional Shares	1
Transfer agent fees — Class A shares	10
Trustees' fees	22
Compliance fees	16
Legal and audit fees	40
State registration and filing fees	83
Other expenses	139
Total Expenses	11,683
Expenses waived/reimbursed by Adviser	(20)
Net Expenses	11,663
Net Investment Income (Loss)	67,551
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(7,599)
Net change in unrealized appreciation/depreciation on investment securities	140,776
Net realized/unrealized gains (losses) on investments	133,177
Change in net assets resulting from operations	$200,728

*  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$67,551	$140,749
Net realized gains (losses) from investments	(7,599)	(11,622)
Net change in unrealized appreciation/depreciation on investments	140,776	(9,397)
Change in net assets resulting from operations	200,728	119,730
Distributions to Shareholders:
Fund Shares	(67,398)	(140,378)
Institutional Shares (a)	(23)	—
Class A shares	(294)	(613)
Change in net assets resulting from distributions to shareholders	(67,715)	(140,991)
Change in net assets resulting from capital transactions	(18,224)	57,378
Change in net assets	114,789	36,117
Net Assets:
Beginning of period	4,813,325	4,777,208
End of period	$4,928,114	$4,813,325

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$365,083	$821,794
Distributions reinvested	59,437	120,977
Cost of shares redeemed	(451,455)	(887,865)
Total Fund Shares	$(26,935)	$54,906
Institutional Shares (a)
Proceeds from shares issued	$11,715	$—
Distributions reinvested	20	—
Cost of shares redeemed	(36)	—
Total Institutional Shares	$11,699	$—
Class A shares
Proceeds from shares issued	$24,063	$6,875
Distributions reinvested	257	512
Cost of shares redeemed	(27,308)	(4,915)
Total Class A shares	$(2,988)	$2,472
Change in net assets resulting from capital transactions	$(18,224)	$57,378
Share Transactions:
Fund Shares
Issued	26,989	60,384
Reinvested	4,392	8,878
Redeemed	(33,583)	(65,764)
Total Fund Shares	(2,202)	3,498
Institutional Shares (a)
Issued	855	—
Reinvested	1	—
Redeemed	(3)	—
Total Institutional Shares	853	—
Class A shares
Issued	1,773	510
Reinvested	19	38
Redeemed	(2,017)	(365)
Total Class A shares	(225)	183
Change in Shares	(1,574)	3,681

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$13.33	0.19	(e)	0.38	0.57	(0.19)	(0.19)
Year Ended March 31, 2020	$13.37	0.38	(e)	(0.03)	0.35	(0.39)	(0.39)
Year Ended March 31, 2019	$13.12	0.41		0.24	0.65	(0.40)	(0.40)
Year Ended March 31, 2018	$13.08	0.41		0.04	0.45	(0.41)	(0.41)
Year Ended March 31, 2017	$13.61	0.42		(0.53)	(0.11)	(0.42)	(0.42)
Year Ended March 31, 2016	$13.59	0.44		0.02	0.46	(0.44)	(0.44)
Institutional Shares
June 29, 2020 (g) through September 30, 2020 (unaudited)	$13.57	0.10	(e)	0.13	0.23	(0.10)	(0.10)
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$13.33	0.17	(e)	0.38	0.55	(0.17)	(0.17)
Year Ended March 31, 2020	$13.36	0.35	(e)	(0.03)	0.32	(0.35)	(0.35)
Year Ended March 31, 2019	$13.12	0.38		0.23	0.61	(0.37)	(0.37)
Year Ended March 31, 2018	$13.07	0.38		0.05	0.43	(0.38)	(0.38)
Year Ended March 31, 2017	$13.61	0.38		(0.54)	(0.16)	(0.38)	(0.38)
Year Ended March 31, 2016	$13.58	0.41		0.03	0.44	(0.41)	(0.41)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees added to Beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	—		$13.71	4.30%	0.48%		2.79%	0.48%	$4,893,524	5%
Year Ended March 31, 2020	—		$13.33	2.56%	0.49%		2.82%	0.49%	$4,788,060	26%
Year Ended March 31, 2019	—		$13.37	5.06%	0.52%		3.07%	0.52%	$4,754,320	8%
Year Ended March 31, 2018	—		$13.12	3.47%	0.51%		3.09%	0.51%	$4,605,543	11%
Year Ended March 31, 2017	—	(f)	$13.08	(0.84)%	0.52%		3.13%	0.52%	$4,280,892	16%
Year Ended March 31, 2016	—		$13.61	3.48%	0.54%		3.28%	0.54%	$4,332,360	10%
Institutional Shares
June 29, 2020 (g) through September 30, 2020 (unaudited)	—		$13.70	1.67%	0.44%		2.73%	1.06%	$11,691	5%
Class A shares
Six Months Ended September 30, 2020 (unaudited)	—		$13.71	4.17%	0.74%		2.54%	0.87%	$22,899	5%
Year Ended March 31, 2020	—		$13.33	2.37%	0.75%		2.57%	0.87%	$25,265	26%
Year Ended March 31, 2019	—		$13.36	4.75%	0.75%		2.85%	0.84%	$22,888	8%
Year Ended March 31, 2018	—		$13.12	3.28%	0.77	%(h)	2.83%	0.85%	$26,397	11%
Year Ended March 31, 2017	—	(f)	$13.07	(1.19)%	0.80%		2.84%	0.83%	$37,351	16%
Year Ended March 31, 2016	—	(f)	$13.61	3.28%	0.80%		3.02%	0.88%	$42,054	10%

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Amount is less than $0.005 per share.

(g)  Commencement of operations.

(h)  Effective August 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A shares to 0.75% of the Class A shares' average daily net assets. Prior to this date, the voluntary expense limit was 0.80%.
See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Intermediate-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional shares, and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Institutional Shares commenced operations and the Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$17,351	$—	$—		$17,351
Municipal Bonds	—	4,921,587	—	(a)	4,921,587
Total	$17,351	$4,921,587	$—	(a)	$4,938,938

(a) Amount is less than $1 thousand.

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-advser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$84,625	$37,800	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$262,586	$247,019

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019 through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the each class' performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Intermediate Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1 2020, to September 30, 2020, performance adjustments for Fund Shares, Institutional Shares, and Class A shares were $162, less than $(1), and $(2) thousand, respectively. For the Fund Shares, Institutional Shares, and Class A shares, the performance adjustments were less than 0.01%, less than (0.01)%, and (0.01)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares, and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares. Amounts incurred and paid to the Distributor for the six months ended September 30, 2020, are reflected on the Statement of Operations as 12b-1 Fees.

In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund. For the six months ended September 30, 2020, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A shares of the Fund.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 0.48%, 0.44%, and 0.75% for the Fund Shares, Institutional Shares, and Class A shares, respectively. Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/2023	Expires 3/31/2024
$16	$20

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed- income securities may vary widely under certain market conditions.

Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. The roughly three-year period until the end of 2021 is expected to be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2020.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

At March 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$28,161	$59,822	$87,983

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,043.00	$1,022.66	$2.46	$2.43	0.48%
Institutional Shares**	1,000.00	1,016.70	1,022.86	1.13	2.23	0.44%
Class A shares	1,000.00	1,041.70	1,021.36	3.79	3.75	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 93/365 to reflect the stub period from commencement of operations June 29, 2020 through September 30, 2020.

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39594-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Tax Exempt Long-Term Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	32
Supplemental Information (Unaudited)	41
Proxy Voting and Portfolio Holdings Information	41
Expense Examples	41
Liquidity Risk Management Program	42
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with interest income that is exempt from federal income tax.

Top 10 Industries

September 30, 2020

(% of Net Assets)

Hospital	18.3%
General Obligation	13.1%
Education	11.8%
Nursing/CCRC	8.3%
Escrowed Bonds	6.9%
Special Assessment/Tax/Fee	6.8%
Toll Road	6.4%
Water/Sewer Utility	4.4%
Electric/Gas Utility	3.8%
Electric Utilities	3.7%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund (continued)	September 30, 2020

  (Unaudited)

Portfolio Ratings Mix:

September 30, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
Energy Harbor Corp. (a)	193,456	$4,527
Total Common Stocks (Cost $4,811)		4,527
Municipal Bonds (100.4%)
Alabama (1.0%):
Columbia Industrial Development Board Revenue (NBGA — Southern Co.), Series A, 0.14%, 12/1/37, Continuously Callable @100 (b)	$900	900
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @100	4,500	5,179
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	1,935
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	16,062
		24,076
Arizona (4.3%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,252
Arizona Health Facilities Authority Revenue
5.00%, 2/1/42, Continuously Callable @100	6,000	6,297
1.97% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (c)	5,000	5,156
Arizona IDA Revenue, 5.00%, 7/1/52, Continuously Callable @100	1,725	1,983
Arizona Industrial Development Authority Revenue (LIQ — Deutsche Bank A.G.), 5.20%, 12/1/58, Callable 12/1/20 @ 100 (b) (d)	26,755	26,755
City of Phoenix Civic Improvement Corp. Revenue (INS — National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29 (b)	1,000	1,318
Series B, 5.50%, 7/1/30 (b)	1,500	2,012
Maricopa County IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,600	1,739
Maricopa County Pollution Control Corp. Revenue, Series A, 0.32%, 6/1/43, Callable 11/2/20 @ 100 (b)	19,300	19,300
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	11,067
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,295
5.00%, 7/1/42, Continuously Callable @100	1,250	1,319
5.00%, 7/1/44, Continuously Callable @100	6,000	6,363
The Pima County IDA Revenue
5.00%, 6/15/52, Continuously Callable @100 (d)	2,000	2,007
Series A, 5.25%, 10/1/40, Continuously Callable @100	3,000	3,000
The Pima County IDA Revenue, 4.00%, 9/1/29, Continuously Callable @100	3,000	3,215
The Prima County IDA Revenue, Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,848
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,937
		102,863

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS — AMBAC Assurance Corp.)
7/1/28 (e)	$1,000	$874
7/1/29 (e)	1,165	991
7/1/30 (e)	1,150	951
7/1/36 (e)	2,500	1,650
		4,466
California (5.8%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,172
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	3,295
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,096
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	1,110	1,163
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	4,023
Series D, 5.00%, 12/1/29, Continuously Callable @100	2,500	2,633
Series D, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,105
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.), 5.80%, 4/1/52, Callable 4/1/21 @ 100 (b) (d)	3,245	3,245
Cerritos Community College District, GO
Series D, 8/1/31 (e)	1,000	849
Series D, 8/1/32 (e)	2,500	2,060
Series D, 8/1/33 (e)	2,175	1,737
Series D, 8/1/34 (e)	1,000	773
Series D, 8/1/35 (e)	1,500	1,121
Series D, 8/1/36 (e)	2,200	1,593
Coachella Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series D, 8/1/41 (e)	8,500	4,997
El Camino Community College District, GO
Series C, 8/1/34 (e)	3,000	2,310
Series C, 8/1/38 (e)	3,000	1,975
El Monte Union High School District, GO (INS — Assured Guaranty Municipal Corp.), 6/1/42 (e)	10,000	5,490
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Continuously Callable @100	2,000	2,222
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,586
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (f)	1,200	1,379
8/1/42, Continuously Callable @100 (g)	4,500	4,865
Monterey Peninsula Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	3,000	3,133
Paramount Unified School District, GO
8/1/34 (e)	1,860	1,394
8/1/35 (e)	2,000	1,446
8/1/36 (e)	2,750	1,921
8/1/37 (e)	2,750	1,862

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sacramento City Schools Joint Powers Financing Authority Revenue (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	$2,560	$2,888
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,242
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,915
San Ysidro School District, GO (INS — Assured Guaranty Municipal Corp.)
Series G, 8/1/36 (e)	13,605	9,297
Series G, 8/1/37 (e)	14,285	9,453
Santa Ana Unified School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4/1/29 (e)	15,000	12,561
State of California, GO
5.25%, 4/1/35, Continuously Callable @100	8,000	8,558
5.00%, 2/1/38, Continuously Callable @100	6,750	7,400
5.00%, 10/1/47, Continuously Callable @100	5,000	5,918
Stockton Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series D, 8/1/34 (e)	8,885	6,686
Washington Township Health Care District Revenue
Series A, 5.25%, 7/1/30, Continuously Callable @100	5,180	5,199
Series A, 5.50%, 7/1/38, Continuously Callable @100	5,000	5,017
		140,579
Colorado (2.0%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,741
5.00%, 4/1/53, Continuously Callable @100	750	873
Series A, 5.25%, 4/1/43, Continuously Callable @100	2,500	2,596
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,397
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,300
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,617
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,735
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,627
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	794
E-470 Public Highway Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (e)	10,000	5,804
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,144
5.00%, 12/1/46, Continuously Callable @100	2,500	2,850
5.00%, 12/1/51, Continuously Callable @100	2,000	2,257
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,761
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,499
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,047
		49,042
Connecticut (0.6%):
Connecticut State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,213

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31 (o)	$60,196	$2,107
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,698
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,922
		13,940
District of Columbia (1.4%):
District of Columbia Revenue
5.00%, 7/1/36, Continuously Callable @100	1,305	1,389
5.00%, 7/1/42, Continuously Callable @100	1,500	1,589
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,963
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,675
5.00%, 7/1/49, Continuously Callable @100	1,275	1,399
5.00%, 7/1/54, Continuously Callable @100	1,140	1,246
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,454
Metropolitan Washington Airports Authority Revenue, Series A, 5.00%, 10/1/39, Continuously Callable @100	5,000	5,001
Washington Convention & Sports Authority Tax Allocation, 5.00%, 10/1/40, Continuously Callable @100	10,000	10,008
		34,724
Florida (8.9%):
Alachua County Health Facilities Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100	7,000	7,842
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	2,139
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,413
City of Gainesville Utilities System Revenue, Series C, 5.25%, 10/1/34, Continuously Callable @100	3,950	3,951
City of Jacksonville Revenue
5.00%, 10/1/29, Continuously Callable @100	2,270	2,455
4.00%, 11/1/45, Continuously Callable @100	2,500	2,747
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	533
5.00%, 9/1/42, Continuously Callable @100	1,000	1,062
County of Miami-Dade Aviation Revenue
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	6,350	6,350
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	525	525
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	18,330	18,330
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	4,875	4,875
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,938
County of Miami-Dade Water & Sewer System Revenue
5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	3,950	3,950
Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	25,580
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,391
County of St. Lucie Revenue, 0.15%, 9/1/28, Continuously Callable @100 (b)	800	800
Escambia County Health Facilities Authority Revenue, 4.00%, 8/15/50, Continuously Callable @100	11,315	12,293

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida Department of Children & Families Certificate of Participation, 5.00%, 10/1/25, Continuously Callable @100	$5,675	$5,697
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,553
4.00%, 10/1/44, Continuously Callable @100	1,400	1,324
5.00%, 3/1/49, Continuously Callable @100	1,250	1,327
4.00%, 10/1/49, Continuously Callable @100	1,150	1,061
Series A, 5.00%, 4/1/32, Pre-refunded 4/1/22 @ 100	600	643
Series A, 5.25%, 4/1/42, Pre-refunded 4/1/22 @ 100	1,500	1,614
Florida Municipal Loan Council Revenue (INS — Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,618
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,339
Lee County IDA Revenue
5.75%, 10/1/42, Continuously Callable @100	4,000	4,038
5.50%, 10/1/47, Continuously Callable @102	5,000	5,047
5.00%, 11/15/49, Continuously Callable @103	12,350	13,328
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	4,991
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,647
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,015
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,192
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,621
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	170
5.00%, 5/15/47, Continuously Callable @100	5,000	5,217
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,174
Palm Beach County Solid Waste Authority Revenue
5.00%, 10/1/31, Continuously Callable @100	9,845	10,303
5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	162
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	1,000	1,056
5.25%, 10/1/30, Continuously Callable @100	1,000	1,055
6.00%, 10/1/41, Continuously Callable @100	3,650	3,770
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	1,031
5.00%, 1/1/55, Continuously Callable @103	1,000	1,028
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	1,932
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	6,394
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 11/1/20 @ 100	2,200	2,206
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,305
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,425

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Volusia County Educational Facility Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	$2,350	$2,468
		212,925
Georgia (2.1%):
Appling County Development Authority Revenue (NBGA — Southern Co.), 0.17%, 9/1/41, Continuously Callable @100 (b)	1,100	1,100
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	16,881
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,695
Heard County Development Authority Revenue, 0.20%, 9/1/26, Continuously Callable @100 (b)	200	200
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,243
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/32, Continuously Callable @100	1,600	1,650
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.16%, 11/1/52, Continuously Callable @100 (b)	8,875	8,875
The Monroe County Development Authority Revenue, 0.17%, 4/1/32, Continuously Callable @100 (b)	900	900
Thomasville Hospital Authority Revenue
5.25%, 11/1/35, Pre-refunded 11/2/20 @ 100	1,000	1,004
5.38%, 11/1/40, Pre-refunded 11/2/20 @ 100	1,250	1,256
Valdosta Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series 2020-XF1089, 0.52%, 4/1/60, Callable 4/1/35 @ 100 (b) (d)	13,325	13,325
		51,129
Illinois (13.3%):
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/38, Continuously Callable @100	1,555	1,871
Series A, 5.00%, 12/1/39, Continuously Callable @100	1,400	1,681
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,530	1,844
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	5,406
Chicago Board of Education, GO (LIQ — Deutsche Bank A.G.), Series 2017-XM0188, 0.52%, 12/1/39, Callable 12/1/21 @ 100 (b) (d)	4,000	4,000
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,867
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	3,993
Chicago O'Hare International Airport Revenue
5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	800	809
5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	4,200	4,258
5.75%, 1/1/43, Continuously Callable @100	5,000	5,254
Series C, 4.00%, 1/1/38, Continuously Callable @100 (h)	1,000	1,129
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,762
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,311
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 (h)	1,125	1,319

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	$3,924	$3,934
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,326
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,375
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,314
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,400
City of Springfield Electric Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,472
Cook County Community College District No. 508, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	11,044
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,151
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,279
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	15,565
5.50%, 4/1/32, Continuously Callable @100	7,065	7,066
4.00%, 2/1/33, Continuously Callable @100	6,000	6,458
5.00%, 5/15/37, Continuously Callable @100	700	731
4.00%, 3/1/38, Continuously Callable @100	2,000	2,251
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24
5.00%, 8/1/42, Continuously Callable @100	750	848
6.00%, 7/1/43, Continuously Callable @100	5,000	5,581
5.00%, 1/1/44, Continuously Callable @100	10,000	11,632
5.00%, 8/15/44, Continuously Callable @100	2,000	2,229
4.00%, 12/1/46, Continuously Callable @100	4,500	4,760
5.00%, 2/15/47, Continuously Callable @100	1,000	975
5.00%, 5/15/47, Continuously Callable @100	1,155	1,186
5.00%, 8/1/47, Continuously Callable @100	750	842
5.00%, 12/1/47, Continuously Callable @100	2,000	2,139
5.00%, 10/1/49, Continuously Callable @100	1,250	1,465
5.00%, 2/15/50, Continuously Callable @100	500	483
5.00%, 10/1/51, Continuously Callable @100	1,000	1,171
4.00%, 10/1/55, Continuously Callable @100	500	535
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	8,000	8,232
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,473
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	13,333
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	592
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	11,619
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,555
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,280
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41 , Continuously Callable @100	9,000	9,837
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	638
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,353

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Regional Transportation Authority Revenue (INS — National Public Finance Guarantee Corp.), 6.50%, 7/1/30 (i)	$37,550	$50,917
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	16,969
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,412
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,518
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,147
State of Illinois, GO (INS — Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,087
4.00%, 2/1/32, Continuously Callable @100	1,000	1,081
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,610
University of Illinois Revenue, Series A, 5.13%, 4/1/36, Continuously Callable @100	1,000	1,019
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	11,742
		319,154
Indiana (1.7%):
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.), 4.00%, 2/1/38, Continuously Callable @100	5,540	6,136
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	3,605	3,985
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,618
5.00%, 11/15/43, Continuously Callable @103	1,970	2,090
5.00%, 10/1/44, Continuously Callable @100	4,000	4,227
5.00%, 11/15/48, Continuously Callable @103	3,895	4,105
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,115
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,475
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,870
		40,621
Iowa (0.5%):
Iowa Finance Authority Revenue
2.88%, 5/15/49, Continuously Callable @100	1,500	1,502
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	6,594
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,810
		12,906
Kansas (0.5%):
City of Coffeyville Electric System Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (d)	2,500	3,041
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,897
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,308
		11,246
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,097
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	5,420

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 8/15/41, Continuously Callable @100	$3,000	$3,396
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), 4.00%, 12/1/41, Continuously Callable @100	500	552
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,344
		12,809
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,151
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	6,392
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,119
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Municipal Corp.)
Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,238
Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,507
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	8,058
Lafayette Public Trust Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.50%, 10/1/35, Pre-refunded 10/1/20 @ 100	2,500	2,500
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	6,571
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/48, Continuously Callable @100	5,000	5,654
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	1,984
4.00%, 10/1/46, Continuously Callable @100	8,210	8,854
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/41, Continuously Callable @100	1,235	1,339
5.00%, 11/1/45, Continuously Callable @100	6,000	6,612
5.00%, 5/15/46, Continuously Callable @100	5,000	5,822
4.00%, 12/15/50, Continuously Callable @100	1,000	1,098
5.00%, 7/1/52, Continuously Callable @100	400	445
4.00%, 1/1/56, Continuously Callable @100	9,000	9,307
5.00%, 7/1/57, Continuously Callable @100	2,000	2,215
Louisiana Public Facilities Authority Revenue (INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	5,000	5,583
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (c)	6,750	7,097
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,143
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,602
		94,309
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	9,109

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	$1,000	$1,077
5.00%, 7/1/46, Continuously Callable @100	4,000	4,530
5.00%, 7/1/47, Continuously Callable @100	2,280	2,396
Series A, 5.50%, 7/1/44, Continuously Callable @100	4,000	3,753
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,495
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,073
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,415
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,279
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,064
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	11,837
Massachusetts Health & Educational Facilities Authority Revenue
Series E, 5.00%, 7/15/32, Continuously Callable @100	3,500	3,502
Series E, 5.00%, 7/15/37, Continuously Callable @100	500	500
		37,921
Michigan (2.2%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	2,214
County of Genesee, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,391
Downriver Utility Wastewater Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,992
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,641
Jackson Public Schools, GO (NBGA — Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	7,283
5.00%, 5/1/48, Continuously Callable @100	3,000	3,619
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,269
Lansing Board of Water & Light Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/21 @ 100	4,500	4,663
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,736
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,228
4.00%, 2/15/47, Continuously Callable @100	8,000	8,968
4.00%, 9/1/50, Continuously Callable @100	1,000	1,065
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,363
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,283
		51,715
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @100	3,000	3,146
Missouri (2.6%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	817
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,340	2,554
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,399

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 5/15/40, Continuously Callable @103	$5,510	$5,776
5.00%, 2/1/42, Continuously Callable @104	3,500	3,815
4.00%, 2/1/48, Continuously Callable @100	10,000	10,285
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,205
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,777
Missouri Development Finance Board Revenue, 4.00%, 6/1/46, Continuously Callable @100	17,775	19,066
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,250
5.00%, 9/1/48, Continuously Callable @100	2,000	2,076
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	3,065	3,681
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,000	2,169
		62,870
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100 (b)	4,000	4,280
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,773
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,819
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	8,205
		14,797
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,196
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,635
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	12,740
		20,571
New Jersey (4.9%):
New Jersey Economic Development Authority Revenue
1.72% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (j)	20,000	19,688
5.00%, 6/15/28, Continuously Callable @100	2,000	2,090
5.00%, 6/15/40, Continuously Callable @100	8,125	8,760
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,205
4.00%, 11/1/44, Continuously Callable @100	3,000	3,093
4.00%, 6/15/49, Continuously Callable @100	4,000	4,205
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,347
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,432
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	3,975
Series GG, 5.00%, 9/1/24, Continuously Callable @100	6,000	6,100
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,127
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	203
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,381

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	$5,000	$5,585
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	2,722
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/38, Continuously Callable @100	2,250	2,491
Series A, 5.63%, 7/1/32, Pre-refunded 7/1/21 @ 100	15,000	15,604
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,401
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,648
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,457
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,196
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	15,700
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,541
		118,951
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	5,750	5,916
New York (2.6%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, 5.38%, 10/1/41, Pre-refunded 4/1/21 @ 100	2,040	2,093
County of Suffolk, GO, Series A, 5.00%, 11/13/20	10,000	10,023
Metropolitan Transportation Authority Revenue
Series A, 11/15/32 (e)	5,000	3,407
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	5,490	5,894
Series B-2A, 5.00%, 5/15/21	1,000	1,013
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	22,275
2.80%, 9/15/69, Continuously Callable @100	1,500	1,442
New York State Dormitory Authority Revenue
5.25%, 7/1/29, Continuously Callable @100	2,250	2,255
Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	3,237
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,254
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31 (e)	5,000	3,920
Series A, 11/15/32 (e)	3,000	2,264
Series B, 11/15/32 (e)	2,500	1,939
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,117
		63,133
North Carolina (0.6%):
North Carolina Capital Facilities Finance Agency Revenue, 4.63%, 11/1/40, Continuously Callable @100	10,000	10,032
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104	2,725	2,852
Series A, 4.00%, 10/1/50, Continuously Callable @103 (h)	1,000	1,054
		13,938

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
North Dakota (0.6%):
City of Fargo Revenue, 6.25%, 11/1/31, Pre-refunded 11/1/21 @ 100	$4,685	$4,992
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	8,394
		13,386
Ohio (2.5%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,677
City of Cleveland Airport System Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,060
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,242
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	10,046
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 (h)	5,000	5,623
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,558
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	6,832
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,500	2,679
4.00%, 11/15/45, Continuously Callable @100	2,000	2,130
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,812
5.00%, 12/1/49, Continuously Callable @100	6,000	7,323
Ohio Air Quality Development Authority Revenue, 8/1/30 (k) (l)	6,000	—	(m)
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	907
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,226
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100	655	713
Series A, 4.00%, 1/15/50, Continuously Callable @100	7,000	7,714
		58,863
Oklahoma (1.1%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	4,200	4,345
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	3,000	3,248
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57 , Continuously Callable @100	4,250	4,981
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	10,855
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,106
		25,535
Oregon (0.4%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	890	893
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,145

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	$3,800	$4,290
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	1,049
Yamhill County Hospital Authority Revenue, 5.00%, 11/15/51, Continuously Callable @102	1,180	1,193
		9,570
Pennsylvania (8.3%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	8,307
Allegheny County Higher Education Building Authority Revenue, Series A, 5.50%, 3/1/31, Pre-refunded 3/1/21 @ 100	750	766
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,516
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,842
Allegheny County Sanitary Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/40, Continuously Callable @100	4,000	4,031
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (d)	5,000	5,176
Altoona Area School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/45, Continuously Callable @100	1,000	1,170
Altoona Area School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	300	350
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,175
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,626
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,047
5.00%, 11/1/50, Continuously Callable @100	8,500	9,078
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	3,272
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	4,605	5,089
4.00%, 6/1/50, Continuously Callable @100	6,065	6,694
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,357
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	615
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,185
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	16,597
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,982
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,733
4.00%, 9/1/51, Continuously Callable @100	3,500	3,801
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	2,100
5.00%, 12/1/49, Continuously Callable @103	2,000	2,187

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	$4,000	$4,333
5.00%, 8/15/48, Continuously Callable @100	2,440	2,870
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,094
5.00%, 5/1/49, Continuously Callable @100	1,350	1,477
Pennsylvania Economic Development Financing Authority Revenue, 4.00%, 10/1/23, Continuously Callable @100	7,000	7,001
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,970	2,070
Series A, 5.50%, 7/15/38, Continuously Callable @100	2,750	2,866
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,192
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,526
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,388
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,750
Series A-2, 5.00%, 12/1/33, Continuously Callable @100 (b)	1,250	1,538
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,267
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	6,023
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,330
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,672
Philadelphia School District General Obligation Bonds, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	12,069
Pittsburgh Water & Sewer Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,316
Reading School District, GO (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,229
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	2,972
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,166
Series F, 5.00%, 9/1/38, Continuously Callable @100	2,000	2,325
Scranton School District, GO (INS — Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,189
Wilkes-Barre Area School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 4/15/59, Continuously Callable @100	3,000	3,603
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	750	848
		199,810
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,001
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,339
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,520

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
South Carolina (0.6%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	$2,500	$2,801
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,850	2,089
5.00%, 4/1/54, Continuously Callable @103	1,000	1,070
4.00%, 4/1/54, Continuously Callable @103	1,165	1,130
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,085
		15,175
South Dakota (0.2%):
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Continuously Callable @100	500	558
South Dakota Health & Educational Facilities Authority Revenue, Series A, 5.00%, 7/1/42, Pre-refunded 7/1/21 @ 100	4,000	4,144
		4,702
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,300
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,112
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,576
5.00%, 7/1/46, Continuously Callable @100	4,000	4,590
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	2,209
		12,787
Texas (17.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	11,565
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,549
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,420
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,170	2,510
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	627
4.00%, 7/15/45, Continuously Callable @100	8,450	7,746
Central Texas Regional Mobility Authority Revenue
5.75%, 1/1/31, Pre-refunded 1/1/21 @ 100	6,000	6,083
4.00%, 1/1/41, Continuously Callable @100	5,000	5,344
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,769
Series A, 5.00%, 1/1/45, Continuously Callable @100	3,500	3,947
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	3,850	4,196
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	7,248
Central Texas Turnpike System Revenue (INS — AMBAC Assurance Corp.), Series A, 8/15/30 (e)	18,530	15,732

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	$7,500	$8,648
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,713
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	3,868
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	780
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,115
6.00%, 8/15/43, Continuously Callable @100	2,750	3,028
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund), 5.00%, 8/15/48, Continuously Callable @100	10,000	12,336
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,874
4.00%, 8/15/44, Continuously Callable @100	11,000	12,883
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	518
4.00%, 8/15/49, Continuously Callable @100	1,700	1,746
Dallas/Fort Worth International Airport Revenue, Series G, 5.00%, 11/1/34, Continuously Callable @100	4,000	4,015
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,581
Everman Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	5,323
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	2,307
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,153
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,339
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	10,913
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,657
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,173
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	6,000	6,457
4.00%, 6/1/30, Continuously Callable @100	9,615	10,328
Midlothian Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	18,147
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47, Continuously Callable @102	1,000	657
5.00%, 7/1/47, Continuously Callable @102	1,000	862
5.00%, 4/1/48, Continuously Callable @100	1,250	1,096
Series A, 5.00%, 7/1/47, Continuously Callable @100	6,000	4,941
See notes to financial statements.

20

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	$1,000	$1,134
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @100	5,000	5,252
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,380
5.00%, 1/1/50, Continuously Callable @100	1,750	2,079
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (e)	3,000	1,616
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,730
North Texas Tollway Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,827
Port of Port Arthur Navigation District Revenue
0.43%, 11/1/40, Continuously Callable @100 (b) (i)	17,000	17,000
0.40%, 11/1/40, Continuously Callable @100 (b)	900	900
Series A, 0.17%, 4/1/40, Continuously Callable @100 (b)	9,900	9,900
Series C, 0.19%, 4/1/40, Continuously Callable @100 (b)	25,370	25,370
Princeton Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,610
Prosper Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	18,419
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	2,000	2,038
5.50%, 10/1/46, Continuously Callable @100	3,000	3,257
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.63%, 11/15/27, Continuously Callable @100 (n)	6,315	4,105
5.75%, 11/15/37, Continuously Callable @100 (n)	4,000	2,600
5.00%, 11/15/46, Continuously Callable @100	1,000	1,126
6.75%, 11/15/47, Continuously Callable @100	2,500	2,589
6.75%, 11/15/52, Continuously Callable @100	4,000	4,125
Series A, 5.00%, 11/15/45, Continuously Callable @100	4,500	3,587
Series B, 5.00%, 11/15/36, Continuously Callable @100	3,600	3,117
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,768
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	11,996
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,803
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,802
5.00%, 9/1/40, Continuously Callable @100	2,490	2,717
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,825
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,851
4.00%, 12/15/49, Continuously Callable @100	3,945	4,535
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	5,070
Ysleta Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	5,891
		423,213

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	$3,000	$3,190
Virginia (1.1%):
Alexandria IDA Revenue
5.00%, 10/1/45, Continuously Callable @100	2,600	2,712
5.00%, 10/1/50, Continuously Callable @100	2,400	2,496
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103	3,575	2,789
6.05%, 3/1/44, Continuously Callable @103	1,695	1,322
Series C, 6.05%, 3/1/54, Continuously Callable @100	5,697	1,037
Virginia College Building Authority Revenue
5.00%, 6/1/26, Continuously Callable @100	11,280	11,279
5.00%, 6/1/29, Continuously Callable @100	5,000	4,944
		26,579
Washington (1.1%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	10,633
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	4,494
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	6,091
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,361
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/43, Continuously Callable @102 (d)	3,055	3,226
		25,805
West Virginia (0.2%):
West Virginia Economic Development Authority Revenue, Series A, 5.38%, 12/1/38, Continuously Callable @100	2,000	2,014
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,325
		4,339
Wisconsin (2.3%):
City of Kaukauna Electric System Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,620
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102 (d)	2,200	2,274
5.00%, 7/1/44, Continuously Callable @100	6,000	7,073
5.00%, 11/15/44, Continuously Callable @103	1,460	1,558
4.00%, 1/1/45, Continuously Callable @100	1,500	1,663
5.00%, 7/1/47, Continuously Callable @100	1,000	1,058
5.00%, 6/15/49, Continuously Callable @100 (d)	520	527
5.00%, 6/15/49, Continuously Callable @100	1,480	1,665
5.00%, 11/15/49, Continuously Callable @103	1,400	1,484
5.00%, 7/1/52, Continuously Callable @100	1,000	1,057
5.00%, 6/15/53, Continuously Callable @100	1,000	1,123
5.00%, 6/15/54, Continuously Callable @100 (d)	455	459

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.25%, 10/1/43, Continuously Callable @100	$3,090	$3,272
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	12,012
Public Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,484
5.00%, 7/1/58, Continuously Callable @100	1,500	1,729
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 7/1/49, Continuously Callable @100	1,000	1,137
5.00%, 3/15/50, Continuously Callable @100	1,175	1,360
Series A, 5.00%, 9/15/50, Continuously Callable @100	5,000	5,069
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,011
		55,635
Total Municipal Bonds (Cost $2,308,130)		2,414,246
Total Investments (Cost $2,312,941) — 100.6%		2,418,773
Liabilities in excess of other assets — (0.6)%		(14,720)
NET ASSETS — 100.00%		$2,404,053

(a)  Non-income producing security.

(b)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Put Bond.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $64,035 (thousands) and amounted to 2.7% of net assets.

(e)  Zero-coupon bond.

(f)  Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 5.95%.

(g)  Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 6.05%.

(h)  Security or a portion of the security purchased on a delayed-delivery and/or when-issue basis.

(i)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(j)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.

(k)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of September 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(l)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(m)  Rounds to less than $1 thousand.

(n)  Defaulted security

(o)  Up to 2.05% of the coupon may be paid in kind.

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

  (Unaudited)

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

IDA — Industrial Development Authority

MUNIPSA — Municipal Swap Index

PIK — Payment in-kind

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Long-Term Fund
Assets:
Investments, at value (Cost $2,312,941)	$2,418,773
Receivables:
Interest and dividends	27,540
Capital shares issued	517
From Adviser	8
Prepaid expenses	29
Total assets	2,446,867
Liabilities:
Payables:
Distributions	1,082
Payable to custodian	543
Investments purchased	39,101
Capital shares redeemed	1,172
Accrued expenses and other payables:
Investment advisory fees	551
Administration fees	295
Transfer agent fees	66
Compliance fees	1
12b-1 fees	1
Other accrued expenses	2
Total Liabilities	42,814
Net Assets:
Capital	2,362,008
Total accumulated earnings/(loss)	42,045
Net Assets	$2,404,053
Net Assets
Fund Shares	$2,392,217
Institutional Shares	4,085
Class A Shares	7,751
Total	$2,404,053
Shares (unlimited number of shares authorized with no par value):
Fund Shares	176,594
Institutional Shares	302
Class A shares	573
Total	177,469
Net asset value, offering and redemption price per share: (a)
Fund Shares	$13.55
Institutional Shares	$13.55
Class A shares	$13.53
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$13.84

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Tax Exempt Long-Term Fund
Investment Income:
Interest	$45,019
Total Income	45,019
Expenses*:
Investment advisory fees	3,251
Administration fees — Fund Shares	1,780
Administration fees — Institutional Shares	—	(a)
Administration fees — Class A shares	6
Sub-Administration fees	12
12b-1 fees — Class A shares	10
Custodian fees	6
Transfer agent fees — Fund Shares	350
Transfer agent fees — Institutional Shares	—	(a)
Transfer agent fees — Class A shares	3
Trustees' fees	24
Compliance fees	8
Legal and audit fees	53
State registration and filing fees	47
Interfund lending fees	—	(a)
Other expenses	72
Total Expenses	5,622
Expenses waived/reimbursed by Adviser	(20)
Net Expenses	5,602
Net Investment Income (Loss)	39,417
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(2,105)
Net change in unrealized appreciation/depreciation on investment securities	60,353
Net realized/unrealized gains (losses) on investments	58,248
Change in net assets resulting from operations	$97,665

*  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$39,417	$83,172
Net realized gains (losses) from investments	(2,105)	(937)
Net change in unrealized appreciation/depreciation on investments	60,353	(16,375)
Change in net assets resulting from operations	97,665	65,860
Distributions to Shareholders:
Fund Shares	(39,356)	(82,112)
Institutional Shares (a)	(15)	—
Class A shares	(120)	(249)
Change in net assets resulting from distributions to shareholders	(39,491)	(82,361)
Change in net assets resulting from capital transactions	(65,143)	56,959
Change in net assets	(6,969)	40,458
Net Assets:
Beginning of period	2,411,022	2,370,564
End of period	$2,404,053	$2,411,022

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(continues on next page)

See notes to financial statements.

27

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$89,633	$291,358
Distributions reinvested	32,519	66,585
Cost of shares redeemed	(191,267)	(300,957)
Total Fund Shares	$(69,115)	$56,986
Institutional Shares (a)
Proceeds from shares issued	$4,082	$—
Distributions reinvested	13	—
Cost of shares redeemed	(1)	—
Total Institutional Shares	$4,094	$—
Class A shares
Proceeds from shares issued	$7,708	$325
Distributions reinvested	46	69
Cost of shares redeemed	(7,876)	(421)
Total Class A shares	$(122)	$(27)
Change in net assets resulting from capital transactions	$(65,143)	$56,959
Share Transactions:
Fund Shares
Issued	6,707	21,540
Reinvested	2,435	4,911
Redeemed	(14,434)	(22,454)
Total Fund Shares	(5,292)	3,997
Institutional Shares (a)
Issued	301	—
Reinvested	1	—
Redeemed	— (b)	—
Total Institutional Shares	302	—
Class A shares
Issued	577	23
Reinvested	3	5
Redeemed	(589)	(30)
Total Class A shares	(9)	(2)
Change in Shares	(4,999)	3,995

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

28

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29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Long-Term Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$13.21	0.22	(e)	0.34	0.56	(0.22)	(0.22)
Year Ended March 31, 2020	$13.28	0.45	(e)	(0.07)	0.38	(0.45)	(0.45)
Year Ended March 31, 2019	$13.21	0.49		0.07	0.56	(0.49)	(0.49)
Year Ended March 31, 2018	$13.25	0.51		(0.03)	0.48	(0.52)	(0.52)
Year Ended March 31, 2017	$13.73	0.54		(0.48)	0.06	(0.54)	(0.54)
Year Ended March 31, 2016	$13.78	0.58		(0.05)	0.53	(0.58)	(0.58)
Institutional Shares
June 29, 2020 (f) through September 30, 2020 (unaudited)	$13.40	0.06	(e)	0.20	0.26	(0.11)	(0.11)
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$13.19	0.21	(e)	0.34	0.55	(0.21)	(0.21)
Year Ended March 31, 2020	$13.26	0.43	(e)	(0.08)	0.35	(0.42)	(0.42)
Year Ended March 31, 2019	$13.19	0.46		0.08	0.54	(0.47)	(0.47)
Year Ended March 31, 2018	$13.23	0.48		(0.04)	0.44	(0.48)	(0.48)
Year Ended March 31, 2017	$13.71	0.49		(0.48)	0.01	(0.49)	(0.49)
Year Ended March 31, 2016	$13.76	0.54		(0.05)	0.49	(0.54)	(0.54)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Long-Term Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$13.55	4.21%	0.47%		3.30%	0.47%	$2,392,217	4%
Year Ended March 31, 2020	$13.21	2.74%	0.48%		3.36%	0.48%	$2,403,342	24%
Year Ended March 31, 2019	$13.28	4.39%	0.48%		3.73%	0.48%	$2,362,819	13%
Year Ended March 31, 2018	$13.21	3.62%	0.47%		3.83%	0.47%	$2,358,955	14%
Year Ended March 31, 2017	$13.25	0.41%	0.48%		3.97%	0.48%	$2,343,165	15%
Year Ended March 31, 2016	$13.73	3.94%	0.51%		4.23%	0.51%	$2,421,551	6%
Institutional Shares
June 29, 2020 (f) through September 30, 2020 (unaudited)	$13.55	1.95%	0.43%		3.18%	1.52%	$4,085	4%
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$13.53	4.10%	0.68%		3.10%	1.06%	$7,751	4%
Year Ended March 31, 2020	$13.19	2.53%	0.70%		3.15%	1.01%	$7,680	24%
Year Ended March 31, 2019	$13.26	4.16%	0.70%		3.51%	0.94%	$7,745	13%
Year Ended March 31, 2018	$13.19	3.36%	0.74	%(g)	3.57%	0.92%	$8,577	14%
Year Ended March 31, 2017	$13.23	0.07%	0.80%		3.64%	0.87%	$10,976	15%
Year Ended March 31, 2016	$13.71	3.65%	0.80%		3.94%	0.90%	$11,249	6%

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Commencement of operations.

(g)  Prior to August 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to reimburse the Class A shares for expenses in excess of 0.80% of their annual average daily net assets.

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Long-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Institutional Shares commenced operations and the Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$4,527	$—	$—		$4,527
Municipal Bonds	—	2,414,246	—	(a)	2,414,246
Total	$4,527	$2,414,246	$—	(a)	$2,418,773

(a)  Amount is less than $1 thousand.

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$49,350	$68,025	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$88,032	$174,481

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019 through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of funds within the Lipper General & Insured Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020, to September 30, 2020, performance adjustments for Fund Shares, Institutional Shares and Class A shares were $(83), less than $(1), and $(1) thousand, respectively. For the Fund Shares, Institutional Shares, and Class A shares, the performance adjustments were less than (0.01)%, less than (0.01)%, and (0.02)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares, and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares. Amounts incurred and paid to the Distributor for the six months ended September 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund. For the six months ended September 30, 2020, the Distributor didn't receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 0.48%, 0.44%, and 0.70% for the Fund Shares, Institutional Shares, and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/2023	Expires 3/31/2024
$14	$20

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed- income securities may vary widely under certain market conditions.

Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. The roughly three-year period until the end of 2021 is expected to be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2020, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,650	10	0.65%	$3,288

*  For the six months ended September 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

During the most recent tax year ended March 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$12,400	$49,149	$61,549

40

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,042.10	$1,022.71	$2.41	$2.38	0.47%
Institutional Shares**	1,000.00	1,019.50	1,022.91	1.11	2.18	0.43%
Class A Shares	1,000.00	1,041.00	1,021.66	3.48	3.45	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 93/365 to reflect the stub period from commencement of operations June 29, 2020 through September 30, 2020.

41

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

42

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39596-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Tax Exempt Money Market Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information (Unaudited)	20
Proxy Voting and Portfolio Holdings Information	20
Expense Examples	20
Liquidity Risk Management Program
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.

Top 10 Industries

September 30, 2020

(% of Net Assets)

Electric Utilities	14.7%
General Obligation	14.5%
Education	9.3%
Hospital	7.4%
Steel	6.8%
Community Service	6.8%
Nursing/CCRC	5.8%
Buildings	5.2%
Diversified Chemicals	4.2%
Integrated Oil & Gas	3.7%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (90.1%)
Alabama (4.9%):
Columbia Industrial Development Board Revenue, 0.22%, 12/1/37, Continuously Callable @100 (a)	$10,000	$10,000
Huntsville-Oakwood College Educational Building Authority Revenue (LOC — BB&T Corp.), 2.80%, 12/1/22, Continuously Callable @100 (a)	535	535
Mobile County IDA Revenue (LOC — Swedbank AB), Series B, 0.16%, 7/1/40, Continuously Callable @100 (a)	15,000	15,000
West Jefferson Industrial Development Board Revenue, 0.19%, 6/1/28, Continuously Callable @100 (a)	5,190	5,190
		30,725
Arkansas (0.8%):
City of Texarkana Revenue (LOC — PNC Financial Services Group), 0.30%, 3/1/21, Continuously Callable @100 (a)	5,175	5,175
California (0.7%):
City of Los Angeles Certificate of Participation (LOC — U.S. Bancorp), Series A, 0.23%, 8/1/35, Continuously Callable @100 (a)	4,385	4,385
Colorado (0.3%):
Colorado Educational & Cultural Facilities Authority Revenue (LOC — Fifth Third Bank), 0.15%, 1/1/29, Continuously Callable @100 (a)	1,650	1,650
Florida (1.5%):
County of Escambia Revenue, 0.17%, 4/1/39, Continuously Callable @100 (a)	500	500
County of St. Lucie Revenue, 0.15%, 9/1/28, Continuously Callable @100 (a)	8,700	8,700
		9,200
Georgia (1.7%):
Appling County Development Authority Revenue (NBGA — Southern Co.), 0.17%, 9/1/41, Continuously Callable @100 (a)	7,700	7,700
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.16%, 11/1/52, Continuously Callable @100 (a)	2,980	2,980
		10,680
Illinois (5.7%):
Illinois Finance Authority Revenue (LOC — Huntington National Bank), 0.21%, 10/1/33, Continuously Callable @100 (a)	3,805	3,805
Illinois Finance Authority Revenue (LOC — Northern Trust Corp.), 0.16%, 4/1/33, Continuously Callable @100 (a)	3,300	3,300
Illinois State Educational Facilities Revenue (LOC — Fifth Third Bank), 0.19%, 7/1/24, Continuously Callable @100 (a)	970	970
Illinois State Educational Facilities Revenue (LOC — Huntington National Bank), Series A, 0.19%, 10/1/32, Continuously Callable @100 (a)	14,165	14,165
Metropolitan Pier & Exposition Authority Revenue (LIQ — Barclays Bank PLC), Series 2015-XF1045, 0.27%, 6/15/52, Callable 6/15/22 @ 100 (a) (b)	13,155	13,155
		35,395

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (2.9%):
City of Berne Revenue (LOC — Federal Home Loan Bank of Indianapolis), 0.22%, 10/1/33, Continuously Callable @100 (a)	$4,755	$4,755
City of Evansville Revenue (LOC — Fifth Third Bank), 0.19%, 1/1/25, Callable 10/9/20 @ 100 (a)	2,330	2,330
Indiana Finance Authority Revenue (LOC — Federal Home Loan Bank of Indianapolis), 0.24%, 7/1/29, Continuously Callable @100 (a)	6,845	6,845
Indiana Finance Authority Revenue (LOC — Fifth Third Bank), 0.21%, 9/1/31, Callable 10/9/20 @ 100 (a)	3,500	3,500
		17,430
Iowa (2.6%):
Iowa Finance Authority Revenue 0.16%, 6/1/39, Continuously Callable @100 (a)	9,600	9,600
Series B, 0.16%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		16,363
Kansas (4.7%):
City of Burlington Revenue 0.24%, 9/1/35, Continuously Callable @100 (a)	8,250	8,250
Series B, 0.24%, 9/1/35, Continuously Callable @100 (a)	6,000	6,000
City of St. Marys Revenue, 0.20%, 4/15/32, Continuously Callable @100 (a)	15,000	15,000
		29,250
Kentucky (2.0%):
City of Georgetown Revenue (LOC — Fifth Third Bank), 0.19%, 11/15/29, Callable 10/15/20 @ 100 (a)	10,820	10,820
Lexington-Fayette Urban County Government Revenue (LOC — Federal Home Loan Bank of Cincinnati), 0.43%, 12/1/27, Callable 10/8/20 @ 100 (a)	1,865	1,865
		12,685
Louisiana (6.0%):
City of New Orleans Revenue (LOC — Capital One, N.A.), 0.32%, 8/1/24, Continuously Callable @100 (a)	3,225	3,225
Hammond Area Economic & Industrial Development District Revenue (LOC — Federal Home Loan Bank of Dallas), 0.16%, 3/1/33, Continuously Callable @100 (a)	1,270	1,270
Parish of St. James Revenue, Series A-1, 0.20%, 11/1/40, Continuously Callable @100 (a)	3,485	3,485
Parish of St. James Revenue (NBGA — Nucor Corp.), Series B-1, 0.20%, 11/1/40, Continuously Callable @100 (a)	24,150	24,150
St. Tammany Corp. Revenue (LOC — Federal Home Loan Bank of Dallas), 0.16%, 3/1/33, Continuously Callable @100 (a)	5,200	5,200
		37,330
Maryland (1.4%):
Town of Williamsport Revenue (LOC — Manufacturers & Traders Trust Co.), 0.18%, 11/1/37 (a)	8,490	8,490

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Michigan (0.9%):
Michigan Finance Authority Revenue (LOC — Fifth Third Bank), 0.17%, 12/1/32, Callable 11/4/20 @ 100 (a)	$3,400	$3,400
Michigan State Strategic Fund Revenue (LOC — Fifth Third Bank), 0.21%, 3/1/37, Continuously Callable @100 (a)	2,400	2,400
		5,800
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue (LOC — Federal Home Loan Bank of Dallas), 0.16%, 3/1/33, Continuously Callable @100 (a)	3,675	3,675
Missouri (3.4%):
Health & Educational Facilities Authority of the State of Missouri Revenue (LOC — Fifth Third Bank), 0.18%, 11/1/20, Continuously Callable @100 (a)	1,300	1,300
Jackson County IDA Revenue (LOC — Commerce Bank, N.A.), 0.18%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000
		21,300
Nebraska (1.8%):
County of Custer Revenue (LOC — U.S. Bancorp), 0.18%, 12/1/36, Callable 12/3/20 @ 100 (a)	11,000	11,000
New Hampshire (3.2%):
New Hampshire Business Finance Authority Revenue (LOC — Landesbank Hessen-Thuringen), 0.18%, 9/1/30, Continuously Callable @100 (a)	19,990	19,990
New Mexico (0.8%):
New Mexico Hospital Equipment Loan Council Revenue (LOC — Fifth Third Bank), 0.20%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000
New York (20.9%):
Adirondack Central School District, GO, 1.25%, 7/16/21	5,390	5,417
Akron Central School District, GO, 1.25%, 7/22/21	6,000	6,032
Broadalbin-Perth Central School District, GO, 1.25%, 6/24/21	5,000	5,025
Build NYC Resource Corp. Revenue (LOC — Toronto-Dominion Bank), 0.29%, 12/1/45, Continuously Callable @100 (a)	5,520	5,520
Chenango Forks Central School District, GO, 1.25%, 8/5/21	5,000	5,026
City of Tonawanda, GO, 2.00%, 6/3/21	6,824	6,878
County of Chautauqua Industrial Development Agency Revenue (LOC — Citizens Financial Group), Series A, 0.20%, 8/1/27, Continuously Callable @100 (a)	1,560	1,560
County of Washington, GO, Series A, 2.75%, 3/26/21	7,875	7,903
Gowanda Central School District, GO, 1.25%, 6/22/21	5,000	5,023
Guilderland Industrial Development Agency Revenue (LOC — Key Bank, N.A.), Series A, 0.27%, 7/1/32, Continuously Callable @100 (a)	2,875	2,875
Highland Central School District, GO, 1.00%, 6/30/21, Continuously Callable @100	6,310	6,316
Holland Patent Central School District, GO, 1.25%, 6/25/21	4,000	4,018
Minisink Valley Central School District, GO, 1.25%, 6/25/21	5,000	5,016
New York City Capital Resources Corp. Revenue (LOC — Manufacturers & Traders Trust Co.), 0.34%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
New York Liberty Development Corp. Revenue (LIQ — Royal Bank of Canada), Series 2016-ZF0464, 0.18%, 5/15/21 (a) (b)	15,000	15,000
Oneida County Industrial Development Agency Revenue (LOC — Citizens Financial Group), 0.22%, 7/1/37, Continuously Callable @100 (a)	3,670	3,670

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Onondaga County Industrial Development Agency Revenue (LOC — Manufacturers & Traders Trust Co.), 0.18%, 12/1/31, Continuously Callable @100 (a)	$5,520	$5,520
Ramapo Housing Authority Revenue (LOC — Manufacturers & Traders Trust Co.), 0.18%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285
Sandy Creek Central School District, GO, 1.25%, 6/25/21	6,400	6,426
Schuylerville Central School District, GO, 1.50%, 6/25/21	5,000	5,018
St. Lawrence County Industrial Development Agency Revenue (LOC — Citizens Financial Group), 0.32%, 7/1/37 (a)	1,865	1,865
Stillwater Central School District, GO, 1.50%, 6/25/21	5,000	5,020
Wappingers Central School District, GO, Series A, 1.25%, 7/14/21	6,275	6,307
		131,220
Ohio (0.8%):
Cincinnati & Hamilton County Port Authority Revenue (LOC — Fifth Third Bank), 0.15%, 9/1/25 (a)	1,600	1,600
County of Hamilton Revenue (LOC — Fifth Third Bank), 0.19%, 12/1/24 (a)	2,450	2,450
Highland County Joint Township Hospital District Revenue (LOC — Fifth Third Bank), 0.21%, 8/1/24 (a)	785	785
		4,835
Oklahoma (5.1%):
Edmond Economic Development Authority Revenue (LOC — Bank of Oklahoma, N.A.), Series A, 0.19%, 6/1/31, Callable 11/1/20 @ 100 (a)	5,260	5,260
Garfield County Industrial Authority Revenue, Series A, 0.32%, 1/1/25, Callable 11/4/20 @ 100 (a)	25,100	25,100
Muskogee Industrial Trust Revenue, Series A, 0.32%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		32,360
Rhode Island (0.6%):
Rhode Island Commerce Corp. Revenue (LOC — Citizens Financial Group), 0.18%, 3/1/38, Callable 11/1/20 @ 100 (a)	3,595	3,595
Tennessee (6.3%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.27%, 5/1/39, Continuously Callable @100 (a)	28,800	28,800
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC — Fifth Third Bank), 0.19%, 12/1/24, Callable 10/9/20 @ 100 (a)	10,375	10,375
		39,175
Texas (8.0%):
Brazos Harbor Industrial Development Corp. Revenue, 0.30%, 7/1/22, Callable 11/2/20 @ 100 (a)	26,500	26,500
Port of Arthur Navigation District Industrial Development Corp. Revenue 0.18%, 3/1/42, Callable 12/1/20 @ 100 (a)	7,000	7,000
Series A, 0.18%, 12/1/40, Callable 11/2/20 @ 100 (a)	16,000	16,000
		49,500
Virginia (1.1%):
Loudoun County Economic Development Authority Revenue (LOC — Northern Trust Corp.), 0.17%, 6/1/34, Callable 11/2/20 @ 100(a)	7,000	7,000

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Washington (1.4%):
Washington Higher Education Facilities Authority Revenue, 0.19%, 10/1/31, Callable 11/4/20 @ 100 (a)	$8,535	$8,535
Total Municipal Bonds (Cost $561,743)		561,743
Commercial Paper (9.8%)
Texas (8.2%):
Houston Texas (LOC — Barclays Bank PLC), 0.24%, 10/7/20	15,000	15,000
Houston Texas (LOC — Citigroup, Inc.) 0.21%, 10/6/20	1,000	1,000
0.20%, 12/9/20	10,000	10,000
University of Texas System, 0.17%, 10/20/20	25,000	25,000
		51,000
Virginia (1.6%):
Stafford County & Staunton (LOC — Bank of America Corp.), 0.16%, 10/5/20	10,000	10,000
Total Commercial Paper (Cost $61,000)		61,000
Total Investments (Cost $622,743) — 99.9%		622,743
Other assets in excess of liabilities — 0.1%		929
NET ASSETS — 100.00%		$623,672

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $28,155 (thousands) and amounted to 4.5% of net assets.

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Money Market Fund
Assets:
Investments, at value (Cost $622,743)	$622,743
Cash and cash equivalents	133
Receivables:
Interest and dividends	469
Capital shares issued	1,338
From Adviser	286
Prepaid expenses	13
Total assets	624,982
Liabilities:
Payables:
Distributions	—	(a)
Capital shares redeemed	1,037
Accrued expenses and other payables:
Investment advisory fees	144
Administration fees	51
Transfer agent fees	77
Trustees' fees	1
Total liabilities	1,310
Net Assets:
Capital	623,497
Total accumulated earnings/(loss)	175
Net assets	$623,672
Shares (unlimited number of shares authorized with no par value):	623,488
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Money Market Fund
Investment Income:
Interest	$2,560
Total income	2,560
Expenses:
Investment advisory fees	1,183
Administration fees	423
Sub-Administration fees	11
Custodian fees	9
Transfer agent fees	634
Trustees' fees	24
Compliance fees	3
Legal and audit fees	52
State registration and filing fees	19
Line of credit fees	1
Other expenses	35
Total expenses	2,394
Expenses waived/reimbursed by Adviser	(571)
Net expenses	1,823
Net Investment Income	737
Change in net assets resulting from operations	$737

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Money Market Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income	$737	$15,054
Net realized gains from investments	—	251
Change in net assets resulting from operations	737	15,305
Change in net assets resulting from distributions to shareholders	(782)	(15,244)
Change in net assets resulting from capital transactions	(721,911)	(252,647)
Change in net assets	(721,956)	(252,586)
Net Assets:
Beginning of period	1,345,628	1,598,214
End of period	$623,672	$1,345,628
Capital Transactions:
Proceeds from shares issued	$198,121	$1,014,473
Distributions reinvested	765	15,087
Cost of shares redeemed	(920,797)	(1,282,207)
Change in net assets resulting from capital transactions	$(721,911)	$(252,647)
Share Transactions:
Issued	198,120	1,014,473
Reinvested	765	15,087
Redeemed	(920,797)	(1,282,207)
Change in Shares	(721,912)	(252,647)

See notes to financial statements.

10

This page is intentionally left blank.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From									Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains on Investments		Total from Investment Activities		Net Investment Income		Net Realized Gains From Investments		Total Distributions		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2020 (Unaudited)	$1.00	—	(c)(d)	—		—	(d)	—	(d)	—		—	(d)	$1.00	0.06%		0.43%		0.17%	0.56%	$623,672
Year Ended March 31, 2020	$1.00	0.01	(c)	—	(d)	0.01		(0.01)		—	(d)	(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,345,628
Year Ended March 31, 2019	$1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,598,214
Year Ended March 31, 2018	$1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)		$1.00	0.51	%(e)	0.56	%(e)	0.50%	0.56%	$1,761,649
Year Ended March 31, 2017	$1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.00	0.23%		0.54%		0.11%	0.58%	$2,007,091
Year Ended March 31, 2016	$1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.00	0.02%		0.17%		0.01%	0.58%	$2,634,454

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Amount is less than $0.005 per share.

(e)  Prior to August 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value ("NAV"). No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$128,155	$157,850	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.10% of average daily net assets of the Fund. Amounts incurred from for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. Transfer agent's fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit . Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limit (excluding voluntary waivers) is 0.56%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

Amendment #1 to the expense limitation agreement was effective March 23, 2020. Under this amendment, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit agreement of 0.56% dated July 1, 2019. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/2023	Expires 3/31/2024
$19	$571

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of certain market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed- income-securities may vary widely under certain market conditions.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

5. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

6. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

During the most recent tax year ended March 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

19

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
$1,000.00	$1,000.60	$1,022.91	$2.16	$2.18	0.43%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39598-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Tax Exempt Short-Term Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings (Unaudited)	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information (Unaudited)	33
Proxy Voting and Portfolio Holdings Information	33
Expense Examples	33
Liquidity Risk Management Program	34
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide investors with interest income that is exempt from federal income tax.

Top 10 Industries

September 30, 2020

(% of Net Assets)

Hospital	20.9%
General Obligation	20.5%
Electric/Gas Utility	9.5%
Special Assessment/Tax/Fee	8.4%
Education	6.9%
Electric Utilities	6.9%
Oil & Gas Refining & Marketing	3.8%
Appropriated Debt	3.6%
Multifamily Housing	2.9%
Steel	1.9%

Refer to the Schedule of Portfolio of Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund (continued)	September 30, 2020

  (Unaudited)

Portfolio Ratings Mix:

September 30, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
Energy Harbor Corp. (a)	111,823	$2,616
Total Common Stocks (Cost $2,781)		2,616
Municipal Bonds (100.9%)
Alabama (2.5%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	1,200	1,593
Black Belt Energy Gas District Revenue, Series B-1, 1.00% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (b) (e)	10,000	9,979
Chatom Industrial Development Board Revenue 5.00%, 8/1/21	280	290
5.00%, 8/1/30	1,275	1,650
Columbia Industrial Development Board Revenue (NBGA — Southern Co.), Series A, 0.14%, 12/1/37, Continuously Callable @100 (c)	3,700	3,700
Prattville Industrial Development Board Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (b)	450	469
2.00%, 11/1/33, (Put Date 10/1/24) (b)	425	443
Selma Industrial Development Board Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (b)	3,650	3,805
1.37%, 5/1/34, (Put Date 6/16/25) (b)	5,875	5,984
The Lower Alabama Gas District Revenue (LOC — Goldman Sachs Bank USA), 4.00%, 12/1/50, (Put Date 12/1/25) (b)	3,000	3,452
		31,365
Arizona (4.7%):
Arizona Health Facilities Authority Revenue, 1.97% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (b) (e)	25,000	25,779
Arizona Industrial Development Authority Revenue (LIQ — Deutsche Bank A.G.), 5.20%, 12/1/58, Callable 12/1/20 @ 100 (c) (d)	15,000	15,000
Maricopa County IDA Revenue 4.00%, 7/1/29 (d)	750	784
0.69% (MUNIPSA+57bps), 1/1/35, Callable 10/18/23 @ 100 (e)	2,435	2,433
Series C, 0.92% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (b)	7,735	7,664
Maricopa County Pollution Control Corp. Revenue, Series B, 0.32%, 6/1/43, Callable 11/2/20 @ 100 (c)	6,000	6,000
		57,660
Arkansas (0.6%):
Arkansas Development Finance Authority Revenue 5.00%, 9/1/30	1,180	1,489
5.00%, 9/1/31, Continuously Callable @100	1,200	1,507
5.00%, 9/1/44, (Put Date 9/1/27) (b)	4,000	4,833
		7,829

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California (1.7%):
Anaheim Public Financing Authority Revenue Series A, 5.00%, 5/1/22	$500	$535
Series A, 5.00%, 5/1/24	250	289
California County Tobacco Securitization Agency Revenue Series A, 5.00%, 6/1/30	200	263
Series B-1, 1.75%, 6/1/30	250	254
California Infrastructure & Economic Development Bank Revenue, Series B, 1.32% (MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22) (b) (e)	8,000	8,031
California State Public Works Board Revenue, Series A, 5.00%, 4/1/21	1,500	1,536
City of Irvine Special Assessment, 5.00%, 9/2/21	1,125	1,167
County of Los Angeles Certificate of Participation 5.00%, 3/1/21	500	510
5.00%, 9/1/21	1,000	1,044
Sierra View Local Health Care District Revenue 5.00%, 7/1/27	315	381
5.00%, 7/1/28	330	404
5.00%, 7/1/29	315	389
5.00%, 7/1/30	310	386
Tobacco Securitization Authority of Southern California Revenue, 2.25%, 6/1/29	290	310
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,908
		20,407
Colorado (0.8%):
Colorado Health Facilities Authority Revenue Series A, 5.00%, 8/1/29	500	637
Series A, 5.00%, 11/1/29	3,225	4,183
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,856
Series B-2, 5.00%, 8/1/49, Callable 2/1/26 @ 100 (c)	1,000	1,188
Southlands Metropolitan District No. 1, GO Series A-1, 3.00%, 12/1/22	208	208
Series A-1, 3.50%, 12/1/27	1,000	1,016
		10,088
Connecticut (2.5%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,046
City of New Haven, GO Series A, 5.00%, 8/1/22	1,190	1,250
Series A, 5.00%, 8/1/24	1,000	1,099
Series A, 5.00%, 8/1/25	580	649
Series A, 5.00%, 8/1/26	580	659
Series A, 5.00%, 8/1/27	1,000	1,149
City of New Haven, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 8/1/27	2,500	3,058
Series A, 5.00%, 8/1/28	1,000	1,247
Series B, 5.00%, 2/1/27	600	726
Series B, 5.00%, 2/1/28	525	649
Series B, 5.00%, 2/1/29	550	692

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of West Haven, GO Series A, 4.00%, 11/1/21	$800	$820
Series A, 5.00%, 11/1/23	800	889
Series A, 5.00%, 11/1/24	815	932
Series A, 5.00%, 11/1/27	650	783
Connecticut State Health & Educational Facilities Authority Revenue Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,638
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (b)	3,000	3,741
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22 (d)	3,045	3,123
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	3,295
		31,445
District of Columbia (1.6%):
District of Columbia Revenue (LIQ — Deutsche Bank A.G.), Series 2016-XG0094, 0.35%, 10/1/41, Callable 4/1/21 @ 100 (c) (d)	20,000	20,000
Florida (2.1%):
Alachua County Health Facilities Authority Revenue 4.00%, 12/1/23	1,100	1,219
5.00%, 12/1/37, (Put Date 12/1/26) (b)	3,000	3,670
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	224
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,752
City of Gulf Breeze Revenue, 3.10%, 12/1/20	4,500	4,521
City of Jacksonville Revenue, 5.00%, 10/1/20	4,580	4,580
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	775	807
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 10/1/22	500	522
5.00%, 10/1/24	500	541
5.00%, 10/1/25	445	489
Series A, 5.00%, 4/1/21	1,385	1,418
Lee County IDA Revenue, 4.75%, 10/1/22	1,980	1,991
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/20	1,250	1,256
Pinellas County Educational Facilities Authority Revenue, 4.00%, 10/1/20	975	975
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (d)	1,000	1,083
		26,048
Georgia (4.0%):
Appling County Development Authority Revenue 0.17%, 9/1/29, Continuously Callable @100 (c)	1,800	1,800
Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (b)	2,000	2,010
Burke County Development Authority Revenue, 1.70%, 12/1/49 (c)	7,500	7,712
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (b)	5,000	5,366
Heard County Development Authority Revenue, 0.20%, 9/1/26, Continuously Callable @100 (c)	1,200	1,200

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Main Street Natural Gas, Inc. Revenue 4.00%, 8/1/48, (Put Date 12/1/23) (b)	$5,000	$5,512
Series A, 5.00%, 5/15/28	1,000	1,229
Series A, 5.00%, 5/15/29	1,775	2,216
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (b)	10,000	11,605
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/20	3,770	3,770
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	815	849
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.16%, 11/1/52, Continuously Callable @100 (c)	3,100	3,100
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (b)	3,500	3,517
		49,886
Guam (0.4%):
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/20	1,500	1,500
Territory of Guam Revenue Series A, 5.00%, 12/1/23	1,500	1,625
Series A, 5.00%, 12/1/24	2,000	2,209
		5,334
Idaho (0.4%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,114
Illinois (11.5%):
Chicago Board of Education, GO Series A, 4.00%, 12/1/27	1,400	1,489
Series B, 5.00%, 12/1/22	1,500	1,576
Chicago Board of Education, GO (LIQ — Deutsche Bank A.G.) Series 2016-XG0073, 0.41%, 12/1/39, Callable 12/1/21 @ 100 (c) (d)	11,000	11,000
Series 2017-XM0188, 0.52%, 12/1/39, Callable 12/1/21 @ 100 (c) (d)	5,000	5,000
Chicago Park District, GO Series A, 4.00%, 1/1/31, Continuously Callable @100	750	851
Series F-2, 5.00%, 1/1/27 (f)	600	714
Series F-2, 5.00%, 1/1/28 (f)	1,000	1,204
Series F-2, 5.00%, 1/1/29 (f)	1,000	1,214
Series F-2, 5.00%, 1/1/30 (f)	1,305	1,597
Series F-2, 5.00%, 1/1/31, Continuously Callable @100 (f)	2,115	2,572
Series F-2, 5.00%, 1/1/32, Continuously Callable @100 (f)	1,750	2,116
Chicago Park District, GO (LIQ — Citigroup, Inc.) (INS — Build America Mutual Assurance Co), Series 2015-XF2111, 0.32%, 1/1/22 (c) (d)	10,200	10,200
Chicago Transit Authority Revenue 5.00%, 6/1/25	1,720	2,052
5.00%, 6/1/26	1,000	1,225
City of Chicago Waterworks Revenue 5.00%, 11/1/25	4,000	4,780
5.00%, 11/1/26	1,000	1,221
Series A-1, 5.00%, 11/1/25	2,000	2,390
Series A-1, 4.00%, 11/1/26	2,500	2,908
County of Cook, GO (LIQ-JPMorgan Chase & Co.), Series 2015-XF0124, 0.35%, 11/15/20 (c) (d)	11,160	11,160

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue 5.00%, 10/1/29	$500	$628
5.00%, 10/1/30	250	318
0.87% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23) (b) (e)	9,000	8,998
Series C, 4.00%, 2/15/25	10,000	11,470
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,117
Madison County Community Unit School District No. 7 Edwardsville, GO (INS — Build America Mutual Assurance Co.), 4.00%, 12/1/20	2,085	2,097
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	312
Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/21	1,090	1,125
Sales Tax Securitization Corp. Revenue Series A, 5.00%, 1/1/28	1,000	1,215
Series A, 5.00%, 1/1/29	2,500	3,076
Series A, 5.00%, 1/1/30	2,000	2,492
State of Illinois, GO Series A, 5.00%, 10/1/23	3,000	3,203
Series A, 5.00%, 11/1/25	5,000	5,441
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	9,545
State of Illinois, GO (INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (g)	15,000	17,210
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 12/1/22	1,735	1,914
Series A, 5.00%, 12/1/23	1,825	2,095
Series A, 5.00%, 12/1/24	1,915	2,272
Western Illinois University Revenue (INS — Build America Mutual Assurance Co.) 4.00%, 4/1/29	750	874
4.00%, 4/1/30	750	881
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/22	975	1,007
		142,559
Indiana (1.5%):
Hammond Local Public Improvement Bond Bank Revenue, 2.38%, 12/31/20	3,375	3,386
Indiana Bond Bank Revenue 1/15/27 (h)	1,280	1,189
1/15/28 (h)	1,100	998
1/15/29 (h)	565	499
7/15/29, Continuously Callable @99 (h)	730	623
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	5,000	5,238
Indianapolis Local Public Improvement Bond Bank Revenue Series B, 1.45%, 6/1/21, Continuously Callable @100	4,000	4,003
Series C, 1.40%, 6/1/21, Continuously Callable @100	2,750	2,758
		18,694
Iowa (0.2%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,060

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (0.2%):
City of Burlington Revenue, Series B, 0.24%, 9/1/35, Continuously Callable @100 (c)	$2,250	$2,250
City of Wichita Revenue, 3.00%, 9/1/23, Continuously Callable @100	265	264
		2,514
Kentucky (6.3%):
City of Ashland Revenue 5.00%, 2/1/28	1,775	2,110
5.00%, 2/1/30	740	892
County of Carroll Revenue, 1.55%, 9/1/42 (c)	5,000	5,046
County of Owen Revenue 2.45%, 6/1/39, (Put Date 10/1/29) (b)	10,000	10,859
2.45%, 9/1/39, (Put Date 10/1/29) (b)	5,000	5,342
Kentucky Economic Development Finance Authority Revenue, Series B-3, 1.52% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (b) (e)	10,000	9,774
Kentucky Public Energy Authority Revenue Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (b)	5,715	6,413
Series C, 4.00%, 2/1/50, (Put Date 2/1/28) (b)	10,000	11,767
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (b)	10,000	11,316
Series C-3, 1.17% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (b) (e)	10,000	9,985
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (b)	4,000	4,889
		78,393
Louisiana (5.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series B, 0.30%, 12/1/30, Callable 11/2/20 @ 100 (c)	15,000	15,000
Louisiana Public Facilities Authority Revenue, 0.77% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (b) (e)	10,000	10,063
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (b)	4,000	4,206
Parish of St. James Revenue, Series A-1, 0.20%, 11/1/40, Continuously Callable @100 (c)	6,000	6,000
Parish of St. James Revenue (NBGA — Nucor Corp.), Series B-1, 0.20%, 11/1/40, Continuously Callable @100 (c) (g)	17,300	17,300
Parish of St. John the Baptist Revenue 2.10%, 6/1/37 (c)	2,000	2,011
2.20%, 6/1/37 (c)	6,750	6,771
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,362
		66,713
Maryland (0.9%):
Maryland Economic Development Corp. Revenue Series A, 5.00%, 6/1/25	1,500	1,676
Series A, 5.00%, 6/1/26	2,000	2,270
Series A, 5.00%, 6/1/27	1,340	1,542
Maryland Health & Higher Educational Facilities Authority Revenue 5.00%, 7/1/28	1,910	2,406
5.00%, 7/1/29	1,130	1,442
5.00%, 7/1/30	1,000	1,293
		10,629

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue 5.00%, 7/15/21 (d)	$225	$230
5.00%, 7/1/25	1,250	1,435
5.00%, 7/1/26	1,500	1,756
5.00%, 7/15/26 (d)	310	354
5.00%, 7/15/28 (d)	340	397
5.00%, 7/15/30 (d)	640	758
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,754
Series C, 5.00%, 10/1/30	975	1,288
		7,972
Michigan (0.8%):
Flint Hospital Building Authority Revenue 5.00%, 7/1/29	1,995	2,348
5.00%, 7/1/30	2,290	2,717
Michigan Finance Authority Revenue, Series D-2, 0.62% (MUNIPSA+50bps), 10/15/38, (Put Date 8/9/21) (b) (e)	4,360	4,359
		9,424
Minnesota (0.4%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue 5.00%, 11/15/20	1,250	1,257
5.00%, 11/15/21	1,575	1,663
Sanford Canby Community Hospital District No. 1 Revenue, 0.50%, 11/1/26, Continuously Callable @100 (c)	1,475	1,475
		4,395
Mississippi (1.9%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (b)	2,000	2,118
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	4,215
Mississippi Hospital Equipment & Facilities Authority Revenue 5.00%, 9/1/24	10,000	11,562
Series A-2, 0.65%, 9/1/36, (Put Date 9/1/20) (b)	5,760	5,752
		23,647
Montana (0.8%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,226
Montana State Board of Regents Revenue, Series F, 0.57% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (b) (e)	3,170	3,143
		9,369
Nevada (0.4%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22) (b)	4,400	4,579
New Jersey (10.3%):
Borough of Oceanport, GO, 1.25%, 2/25/21	9,877	9,902
Casino Reinvestment Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,153

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Newark, GO 3.50%, 7/27/21	$3,532	$3,613
Series B, 2.00%, 10/5/21 (f)	1,160	1,175
Series C, 2.00%, 10/5/21 (f)	4,200	4,254
City of Orange Township, GO, 2.00%, 12/18/20	7,000	7,007
New Jersey Building Authority Revenue Series A, 3.00%, 6/15/23	400	429
Series A, 3.00%, 6/15/23	600	629
Series A, 5.00%, 6/15/24	1,595	1,869
Series A, 5.00%, 6/15/24	2,405	2,719
New Jersey Economic Development Authority Revenue 5.00%, 6/15/21	7,000	7,165
Series BBB, 5.00%, 6/15/23	7,000	7,710
Series XX, 5.00%, 6/15/22 (g)	20,000	21,327
New Jersey Economic Development Authority Revenue (LOC — Valley National Bank), 0.42%, 3/1/31, Continuously Callable @100 (c)	1,490	1,490
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/22	4,735	5,086
Series B, 5.00%, 9/1/23	4,000	4,408
Series B, 4.00%, 9/1/24	4,730	5,125
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/24	5,095	5,749
1.32% (MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21) (b) (e)	10,000	10,104
Series AA, 5.00%, 6/15/22	1,500	1,600
Series AA, 5.00%, 6/15/23	3,835	4,224
New Jersey Transportation Trust Fund Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.25%, 12/15/20	5,000	5,041
New Jersey Transportation Trust Fund Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.50%, 12/15/20	3,160	3,189
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	1,145	1,149
Town of Kearny, GO, 2.50%, 1/15/21	11,495	11,526
		127,643
New Mexico (1.5%):
City of Farmington Revenue 1.88%, 4/1/33, (Put Date 10/1/21) (b)	6,000	6,061
2.13%, 6/1/40, (Put Date 6/1/22) (b)	2,000	2,041
Series A, 0.32%, 6/1/40, Callable 11/2/20 @ 100 (c)	4,000	4,000
New Mexico Hospital Equipment Loan Council Revenue 5.00%, 6/1/21	225	231
5.00%, 6/1/22	445	472
5.00%, 6/1/27	770	924
5.00%, 6/1/28	780	946
5.00%, 6/1/29	835	1,022
5.00%, 6/1/30	525	648
5.00%, 6/1/31, Continuously Callable @100	690	848
Village of Los Ranchos de Albuquerque Revenue 5.00%, 9/1/28	840	1,014
5.00%, 9/1/31, Continuously Callable @100	300	368
		18,575

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (11.7%):
City of Elmira, GO, 4.00%, 5/27/21	$790	$794
City of New York, GO, 0.36%, 10/1/46, Continuously Callable @100 (c)	8,700	8,700
County of Rockland, GO, 3.50%, 10/1/20	1,575	1,575
County of Rockland, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 3/1/23	2,500	2,777
Series A, 5.00%, 3/1/24	1,600	1,850
County of Suffolk, GO, 5.00%, 3/19/21	20,000	20,182
Hempstead Union Free School District, GO, 1.75%, 12/15/20, Continuously Callable @100	1,625	1,626
Long Island Power Authority Revenue Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (b)	4,500	4,690
Series C, 0.86% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (b) (e)	4,000	3,999
Series C, 0.86% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (b) (e)	5,000	4,966
Metropolitan Transportation Authority Revenue 0.62% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22) (b) (e)	10,000	9,417
Series A-1, 5.00%, 2/1/23	3,300	3,424
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b)	1,830	1,965
Series B-1, 5.00%, 5/15/22	7,905	8,134
Series D-2, 0.57% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (b) (e)	8,000	7,562
New York Liberty Development Corp. Revenue 2.80%, 9/15/69, Continuously Callable @100	14,950	14,373
2.63%, 9/15/69, Continuously Callable @100	1,650	1,658
New York State Dormitory Authority Revenue 5.00%, 12/1/24 (d)	1,200	1,371
5.00%, 12/1/25 (d)	1,200	1,402
Series B, 5.00%, 3/31/21	5,000	5,119
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (d)	500	485
Town of Oyster Bay, GO, Series B, 1.25%, 3/12/21	20,000	20,080
Town of Watertown, GO, 3.50%, 4/15/21	3,170	3,197
Troy Capital Resource Corp. Revenue 5.00%, 8/1/26, Continuously Callable @100	1,050	1,249
5.00%, 9/1/27	1,250	1,536
Village of Johnson City, GO, Series B, 2.25%, 10/2/20	12,484	12,483
		144,614
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	860
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	860
Series A, 1.37%, 5/1/34, (Put Date 6/16/25) (b)	2,000	2,036
North Carolina Medical Care Commission Revenue 2.50%, 10/1/24, Continuously Callable @100	745	739
2.30%, 9/1/25, Continuously Callable @100 (f)	1,250	1,249
2.88%, 10/1/26, Continuously Callable @100	650	649
Series A, 4.00%, 10/1/27 (f)	600	692
Series B-1, 2.55%, 9/1/26, Continuously Callable @100 (f)	1,575	1,573
		8,658

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ohio (3.2%):
Akron Bath Copley Joint Township Hospital District Revenue 5.00%, 11/15/29 (f)	$275	$346
5.00%, 11/15/30 (f)	350	445
5.00%, 11/15/31, Continuously Callable @100 (f)	300	379
American Municipal Power, Inc. Revenue, Series A, 2.25%, 2/15/48, (Put Date 8/15/21) (b)	5,000	5,038
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,659
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,746
Ohio Air Quality Development Authority Revenue 1.90%, 5/1/26, (Put Date 10/1/24) (b)	3,500	3,631
2.40%, 12/1/38, Callable 10/1/24 @ 100 (c)	3,250	3,349
Ohio Higher Educational Facility Commission Revenue 5.00%, 5/1/21	1,000	1,026
5.00%, 5/1/22	500	535
5.00%, 5/1/23	550	612
5.00%, 5/1/24	1,000	1,152
Ohio Water Development Authority Revenue 1.55%, 7/1/21 (c)	1,800	1,807
6/1/33 (i) (j)	5,000	—	(k)
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,762
Southeastern Ohio Port Authority Revenue 5.00%, 12/1/21	1,150	1,176
5.00%, 12/1/25, Continuously Callable @100	1,000	1,071
State of Ohio Revenue 5.00%, 11/15/27	425	514
5.00%, 11/15/30	710	883
5.00%, 11/15/31, Continuously Callable @100	465	576
0.25%, 11/1/35, (Put Date 12/1/20) (b)	6,000	5,999
Series A, 5.00%, 1/15/30	1,000	1,288
		38,994
Oklahoma (3.0%):
Garfield County Industrial Authority Revenue, Series A, 0.32%, 1/1/25, Callable 11/4/20 @ 100 (c) (g)	2,100	2,100
Muskogee Industrial Trust Revenue 4.00%, 9/1/28	2,500	2,937
4.00%, 9/1/29	3,010	3,559
Series A, 0.32%, 6/1/27, Continuously Callable @100 (c)	21,400	21,400
Oklahoma Development Finance Authority Revenue Series B, 5.00%, 8/15/23	500	550
Series B, 5.00%, 8/15/24	600	679
Series B, 5.00%, 8/15/25	550	637
Oklahoma Municipal Power Authority Revenue, Series A, 0.51% (MUNIPSA+39bps), 1/1/23 (e)	4,570	4,574
		36,436

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oregon (0.2%):
County of Yamhill Revenue 4.00%, 10/1/21 (f)	$330	$337
4.00%, 10/1/22 (f)	555	576
4.00%, 10/1/23 (f)	425	448
4.00%, 10/1/24 (f)	425	455
Oregon State Facilities Authority Revenue Series A, 5.00%, 10/1/28	150	187
Series A, 5.00%, 10/1/29	300	379
Series A, 5.00%, 10/1/30	300	383
		2,765
Pennsylvania (6.2%):
Allentown City School District, GO, 2.38%, 3/31/21, Continuously Callable @100	3,000	2,979
Bethlehem Authority Revenue (INS — Build America Mutual Assurance Co.), 5.00%, 11/15/20	1,000	1,005
Chester County IDA Revenue, 3.75%, 10/1/24	595	612
Coatesville School District, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 8/1/24	1,000	1,159
5.00%, 8/1/25	800	958
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,469
County of Lehigh Revenue 5.00%, 7/1/28	1,750	2,241
5.00%, 7/1/29	2,000	2,601
Geisinger Authority Revenue 1.17% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (b) (e)	7,000	7,021
5.00%, 4/1/43, (Put Date 4/1/30) (b)	4,250	5,527
General Authority of Southcentral Pennsylvania Revenue, 0.72% (MUNIPSA+60bps), 6/1/49, Callable 6/1/23 @ 100 (e)	6,000	5,978
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,696
Luzerne County IDA Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 12/15/25	550	656
5.00%, 12/15/26, Continuously Callable @100	500	595
5.00%, 12/15/27, Continuously Callable @100	1,000	1,187
Montgomery County Higher Education & Health Authority Revenue, 0.84% (MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23) (b)	6,250	6,250
Northampton County General Purpose Authority Revenue, 1.15% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (b)	1,855	1,823
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 5.00%, 7/15/21	1,090	1,110
Pennsylvania Turnpike Commission Revenue, Series B-1, 1.10% (MUNIPSA+98bps), 12/1/21, Callable 6/1/21 @ 100 (e)	6,500	6,530
School District of Philadelphia, GO Series D, 5.00%, 9/1/21	5,000	5,202
Series D, 5.00%, 9/1/22	5,500	5,959
Scranton School District, GO 0.96% (LIBOR01M+85bps), 4/1/31, (Put Date 4/1/21) (b)	6,395	6,409
Series A, 5.00%, 6/1/23	2,435	2,718

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (b)	$1,700	$1,981
West Mifflin School District, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,640
		76,306
South Carolina (0.8%):
Patriots Energy Group Financing Agency Revenue, Series B, 0.96% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (b) (e)	10,000	10,014
South Dakota (0.8%):
South Dakota Health & Educational Facilities Authority Revenue 0.50%, 11/1/25, Continuously Callable @100 (c)	1,765	1,765
0.50%, 11/1/27, Continuously Callable @100 (c)	3,550	3,550
Series B, 0.50%, 11/1/20, Continuously Callable @100 (c)	4,220	4,220
		9,535
Tennessee (0.1%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.27%, 5/1/39, Continuously Callable @100 (c) (g)	1,000	1,000
Texas (5.3%):
Austin Convention Enterprises, Inc. Revenue 5.00%, 1/1/25	400	384
5.00%, 1/1/27	400	384
Decatur Hospital Authority Revenue Series A, 5.00%, 9/1/21	700	722
Series A, 5.00%, 9/1/24	780	878
Harris County Cultural Education Facilities Finance Corp. Revenue 5.00%, 7/1/49, (Put Date 12/1/26) (b)	1,400	1,748
0.69% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (b) (e)	1,670	1,659
Harris County Municipal Utility District No. 165, GO (INS — Build America Mutual Assurance Co.)
3.00%, 3/1/21	565	571
3.00%, 3/1/22	650	673
3.00%, 3/1/23	520	550
Irving Hospital Authority Revenue, 1.22% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23) (b)	1,750	1,750
Karnes County Hospital District Revenue, 5.00%, 2/1/24	2,455	2,657
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,242
New Hope Cultural Education Facilities Finance Corp. Revenue Series A, 5.00%, 7/1/23	1,250	1,029
Series A, 5.00%, 7/1/24	2,300	1,894
Series A, 5.00%, 7/1/25	2,135	1,758
Port of Port Arthur Navigation District Revenue 0.43%, 11/1/40, Continuously Callable @100 (c) (g)	38,675	38,675
Series B, 0.17%, 4/1/40, Continuously Callable @100 (c)	2,900	2,900
Series C, 0.19%, 4/1/40, Continuously Callable @100 (c)	700	700
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,781
		65,955

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utah (1.3%):
Utah Housing Corp. Revenue (LIQ — Deutsche Bank A.G.), Series 2019-XF1081, 0.52%, 3/1/62, Callable 2/1/31 @ 100 (c) (d)	$16,565	$16,565
Virginia (0.8%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,768
Marquis Community Development Authority Revenue, 9/1/45 (d) (l) (m)	1,074	643
Marquis Community Development Authority Tax Allocation Series A, 2.81%, 9/1/36 (m)	3,506	1,543
Series C, 9/1/41 (h) (m)	5,111	235
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,784
		9,973
Washington (1.2%):
Washington Health Care Facilities Authority Revenue 5.00%, 8/15/26	2,000	2,313
5.00%, 8/15/27	2,175	2,543
Series B-2, 1.52% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (b) (e)	10,000	9,975
		14,831
Wisconsin (1.5%):
Public Finance Authority Revenue 4.00%, 9/1/24 (d)	1,140	1,212
5.00%, 4/1/30 (d)	500	544
Wisconsin Health & Educational Facilities Authority Revenue 2.25%, 11/1/26, Continuously Callable @100	3,000	3,000
2.55%, 11/1/27, Continuously Callable @100	1,500	1,500
4.00%, 3/15/30	400	448
0.37%, 2/15/53, Callable 11/2/20 @ 100 (c)	6,500	6,500
0.77% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (b) (e)	1,700	1,702
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (b)	2,000	2,415
Series C, 5.00%, 8/15/21	1,200	1,249
		18,570
Total Municipal Bonds (Cost $1,227,054)		1,246,558
Total Investments (Cost $1,229,835) — 101.1%		1,249,174
Liabilities in excess of other assets — (1.1)%		(13,493)
NET ASSETS — 100.00%		$1,235,681

(a)  Non-income producing security.

(b)  Put Bond.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2020

  (Unaudited)

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $101,311 (thousands) and amounted to 8.2% of net assets.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.

(f)  Security or a portion of the security purchased on a delayed-delivery and/or when-issue basis.

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  Zero-coupon bond.

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of September 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(k)  Rounds to less than $1 thousand.

(l)  Stepped-coupon security converts to coupon form on 9/21/21 with a rate of 7.50%.

(m)  This security is classified as Level 3 and represents 0.2% of the Fund's net assets as of September 30, 2020. (See Note 2)

bps — Basis points

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Short-Term Fund
Assets:
Investments, at value (Cost $1,229,835)	$1,249,174
Cash and cash equivalents	15,096
Receivables:
Interest and dividends	8,768
Capital shares issued	656
From Adviser	19
Prepaid expenses	25
Total Assets	1,273,738
Liabilities:
Payables:
Distributions	292
Investments purchased	36,380
Capital shares redeemed	822
Accrued expenses and other payables:
Investment advisory fees	284
Administration fees	152
Transfer agent fees	113
Compliance fees	1
Trustees' fees	1
12b-1 fees	2
Other accrued expenses	10
Total Liabilities	38,057
Net Assets:
Capital	1,243,000
Total accumulated earnings/(loss)	(7,319)
Net Assets	$1,235,681
Net Assets
Fund Shares	$1,215,433
Institutional Shares	3,017
Class A shares	17,231
Total	$1,235,681
Shares (unlimited number of shares authorized with no par value):
Fund Shares	115,156
Institutional Shares	286
Class A shares	1,631
Total	$117,073
Net asset value, offering and redemption price per share: (a)
Fund Shares	$10.55
Institutional Shares	$10.56
Class A shares	$10.57
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$10.81

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Tax Exempt Short-Term Fund
Investment Income:
Interest	$12,382
Total Income	12,382
Expenses*:
Investment advisory fees	1,795
Administration fees — Fund Shares	925
Administration fees — Institutional Shares	—	(a)
Administration fees — Class A shares	12
Sub-Administration fees	10
12b-1 fees — Class A shares	19
Custodian fees	2
Transfer agent fees — Fund Shares	377
Transfer agent fees — Institutional Shares	—	(a)
Transfer agent fees — Class A shares	5
Trustees' fees	24
Compliance fees	4
Legal and audit fees	40
State registration and filing fees	33
Interfund lending fees	—	(a)
Other expenses	52
Total Expenses	3,298
Expenses waived/reimbursed by Adviser	(59)
Net Expenses	3,239
Net Investment Income (Loss)	9,143
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities transactions	(554)
Net change in unrealized appreciation/depreciation on investment securities	28,184
Net realized/unrealized gains (losses) on investments	27,630
Change in net assets resulting from operations	$36,773

*  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$9,143	$25,176
Net realized gains (losses) from investments	(554)	(2,484)
Net change in unrealized appreciation/depreciation on investments	28,184	(17,785)
Change in net assets resulting from operations	36,773	4,907
Distributions to Shareholders:
Fund Shares	(9,038)	(24,970)
Institutional Shares (a)	(7)	—
Class A shares	(94)	(167)
Change in net assets resulting from distributions to shareholders	(9,139)	(25,137)
Change in net assets resulting from capital transactions	(73,996)	(198,223)
Change in net assets	(46,362)	(218,453)
Net Assets:
Beginning of period	1,282,043	1,500,496
End of period	$1,235,681	$1,282,043
Capital Transactions:
Fund Shares
Proceeds from shares issued	$74,088	$175,721
Distributions reinvested	7,168	19,688
Cost of shares redeemed	(165,012)	(393,239)
Total Fund Shares	$(83,756)	$(197,830)
Institutional Shares (a)
Proceeds from shares issued	$5,056	$—
Distributions reinvested	7	—
Cost of shares redeemed	(2,054)	—
Total Institutional Shares	$3,009	$—
Class A shares
Proceeds from shares issued	$27,296	$15,776
Distributions reinvested	85	127
Cost of shares redeemed	(20,630)	(16,296)
Total Class A shares	$6,751	$(393)
Change in net assets resulting from capital transactions	$(73,996)	$(198,223)

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(continues on next page)

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Share Transactions:
Fund Shares
Issued	7,077	16,721
Reinvested	684	1,874
Redeemed	(15,807)	(37,505)
Total Fund Shares	(8,046)	(18,910)
Institutional Shares (a)
Issued	479	—
Reinvested	1	—
Redeemed	(194)	—
Total Institutional Shares	286	—
Class A shares
Issued	2,605	1,497
Reinvested	8	12
Redeemed	(1,963)	(1,548)
Total Class A shares	650	(39)
Change in Shares	(7,110)	(18,949)

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Short-Term Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$10.32	0.08	(d)	0.23	0.31	(0.08)	(0.08)
Year Ended March 31, 2020	$10.48	0.19	(d)	(0.16)	0.03	(0.19)	(0.19)
Year Ended March 31, 2019	$10.41	0.19		0.07	0.26	(0.19)	(0.19)
Year Ended March 31, 2018	$10.45	0.16		(0.03)	0.13	(0.17)	(0.17)
Year Ended March 31, 2017	$10.59	0.15		(0.14)	0.01	(0.15)	(0.15)
Year Ended March 31, 2016	$10.68	0.16		(0.09)	0.07	(0.16)	(0.16)
Institutional Shares
June 29, 2020(e) through September 30, 2020 (unaudited)	$10.50	0.04	(d)	0.06	0.10	(0.04)	(0.04)
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$10.34	0.06	(d)	0.23	0.29	(0.06)	(0.06)
Year Ended March 31, 2020	$10.49	0.16	(d)	(0.15)	0.01	(0.16)	(0.16)
Year Ended March 31, 2019	$10.42	0.17		0.06	0.23	(0.16)	(0.16)
Year Ended March 31, 2018	$10.46	0.13		(0.03)	0.10	(0.14)	(0.14)
Year Ended March 31, 2017	$10.59	0.12		(0.13)	(0.01)	(0.12)	(0.12)
Year Ended March 31, 2016	$10.67	0.13		(0.08)	0.05	(0.13)	(0.13)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interest		Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Tax Exempt Short-Term Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	—		$10.55	2.98%	0.51%		1.46%	0.52%	$1,215,433	22%
Year Ended March 31, 2020	—		$10.32	0.23%	0.51%		1.77%	0.51%	$1,271,899	54%
Year Ended March 31, 2019	—		$10.48	2.52%	0.52%		1.84%	0.52%	$1,489,789	31%
Year Ended March 31, 2018	—		$10.41	1.21%	0.51%		1.57%	0.51%	$1,550,994	25%
Year Ended March 31, 2017	—		$10.45	0.09%	0.54%		1.43%	0.54%	$1,669,691	34%
Year Ended March 31, 2016	—		$10.59	0.62%	0.55%		1.47%	0.55%	$1,760,074	25%
Institutional Shares
June 29, 2020(e) through September 30, 2020 (unaudited)	—		$10.56	0.94%	0.47%		1.42%	1.46%	$3,017	22%
Class A shares
Six Months Ended September 30, 2020 (unaudited)	—		$10.57	2.85%	0.75%		1.21%	0.90%	$17,231	22%
Year Ended March 31, 2020	—		$10.34	0.09%	0.75%		1.54%	0.93%	$10,144	54%
Year Ended March 31, 2019	—		$10.49	2.27%	0.77	%(f)	1.56%	0.92%	$10,707	31%
Year Ended March 31, 2018	—		$10.42	0.91%	0.80%		1.27%	0.83%	$11,349	25%
Year Ended March 31, 2017	—		$10.46	(0.08)%	0.80%		1.16%	0.81%	$32,191	34%
Year Ended March 31, 2016	—	(g)	$10.59	0.46%	0.80%		1.17%	0.83%	$31,017	25%

For a Share Outstanding Throughout Each Period
(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017 and 2016. Expenses paid indirectly for the ratio for each of these respective years by less than 0.01%.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

(f)  Prior to August 1 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A shares to 0.80% of the Class A shares' average daily net assets.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Short-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Institutional Shares commenced operations and the Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,616	$—	$—	$2,616
Municipal Bonds	—	1,244,137	2421	1,246,558
Total	$2,616	$1,244,137	$2,421	$1,249,174

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$168,215	$95,375	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$199,282	$214,666

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019 through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the each class' performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Short Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020, to September 30, 2020, performance adjustments for Fund Shares and Institutional Shares were $46, and less than $1 thousand, respectively. There were no performance adjustments for Class A shares for the period July 1, 2020, through September 30, 2020. For both Fund Shares and Institutional Shares, the performance adjustment were less than 0.01% of average daily net assets.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares, and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares. Amounts incurred and paid to the Distributor for the six months ended September 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund. For the six months ended September 30, 2020, the Distributor didn't receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 0.51%, 0.47%, and 0.75% for the Fund Shares, Institutional Shares, and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/2023	Expires 3/31/2024
$10	$59

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed- income securities may vary widely under certain market conditions.

Many debt securities, derivatives and other financial instruments, including some of the Fund's investment, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. The roughly three-year period until the end of 2021 is expected to be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2020, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,577	1	0.64%	$1,577

*For the six months ended September 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

During the most recent tax year ended March 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$2,113	$23,975	$26,088

32

USAA Mutual Funds Trust	Supplemental Information September 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,029.80	$1,022.51	$2.60	$2.59	0.51%
Institutional Shares**	1,000.00	1,009.40	1,022.71	1.20	2.38	0.47%
Class A shares	1,000.00	1,028.50	1,021.31	3.81	3.80	0.75%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 93/365 to reflect the stub period from commencement of operations June 29, 2020 through September 30, 2020.

33

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

34

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39592-1120

SEPTEMBER 30, 2020

Semi Annual Report

USAA Virginia Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396. A shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Liquidity Risk Management Program	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Virginia Bond Fund	September 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

Top 10 Industries

September 30, 2020

(% of Net Assets)

Hospital	20.6%
Education	15.5%
Appropriated Debt	10.5%
Escrowed Bonds	7.8%
Multifamily Housing	6.3%
Nursing/CCRC	6.0%
Toll Road	5.2%
Special Assessment/Tax/Fee	4.2%
Health Miscellaneous	4.0%
Water/Sewer Utility	3.8%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Virginia Bond Fund (continued)	September 30, 2020

  (Unaudited)

Portfolio Ratings Mix:

September 30, 2020

(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization ("NRSRO"), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

3

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.2%)
Virginia (90.5%):
Albermarle County Economic Development Authority Revenue, Series B, 0.12%, 10/1/48, Continuously Callable @100 (a)	$7,600	$7,600
Amherst IDA Revenue 5.00%, 9/1/26, Continuously Callable @100	1,575	1,557
4.75%, 9/1/30, Continuously Callable @100	2,000	1,893
Arlington County IDA Revenue 5.00%, 2/15/43, Continuously Callable @100	1,775	2,165
4.00%, 7/1/45, Continuously Callable @100	1,585	1,827
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	5,340
Capital Region Airport Commission Revenue Series A, 4.00%, 7/1/36, Continuously Callable @100	700	774
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	823
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	10,527
Chesapeake Bay Bridge & Tunnel District Revenue 5.50%, 7/1/25	5,000	6,020
5.00%, 7/1/51, Continuously Callable @100	9,240	10,428
Chesapeake Bay Bridge & Tunnel District Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,870
Chesapeake Hospital Authority Revenue 4.00%, 7/1/39, Continuously Callable @100	1,000	1,121
4.00%, 7/1/43, Continuously Callable @100	4,000	4,432
City of Chesapeake Expressway Toll Road Revenue 7/15/32, Continuously Callable @100 (b)	6,520	6,802
7/15/40, Continuously Callable @100 (g)	3,000	3,115
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,419
City of Norfolk, GO Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,509
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,880
City of Norfolk, GO (LIQ — Bank of America Corp.), 0.12%, 8/1/37, Continuously Callable @100 (a)	3,830	3,830
City of Portsmouth, GO 5.00%, 2/1/33, Pre-refunded 2/1/23 @100	880	978
5.00%, 2/1/33, Continuously Callable @100	120	133
City of Richmond Public Utility Revenue 4.00%, 1/15/40, Continuously Callable @100	6,000	6,820
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @100	6,000	6,658
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	2,039
City of Richmond, GO Series D, 5.00%, 3/1/32	800	1,141
Series D, 5.00%, 3/1/33	1,000	1,452
Fairfax County Economic Development Authority Revenue 5.00%, 4/1/47, Continuously Callable @100	4,000	4,709
Series A, 5.00%, 10/1/29, Continuously Callable @100	2,000	2,359
Series A, 5.00%, 10/1/30, Continuously Callable @100	2,000	2,355
Series A, 5.00%, 10/1/31, Continuously Callable @100	2,000	2,351
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,500	1,760

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/32, Continuously Callable @100	$1,500	$1,569
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,200	2,576
Series A, 5.00%, 10/1/34, Continuously Callable @100	2,000	2,337
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,376
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,736
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,800	2,874
Series B, 5.00%, 10/1/35, Continuously Callable @100	2,620	3,276
Series B, 5.00%, 10/1/36, Continuously Callable @100	2,000	2,495
Fairfax County Economic Development Authority Revenue (LIQ — Northern Trust Corp.), Series A, 0.12%, 12/1/33, Continuously Callable @100 (a)	4,475	4,475
Fairfax County Economic Development Authority Revenue (LOC — SunTrust Bank), 0.13%, 6/1/37, Continuously Callable @100 (a)	1,400	1,400
Fairfax County IDA Revenue 5.00%, 5/15/37, Continuously Callable @100	14,000	14,933
4.00%, 5/15/42, Continuously Callable @100	1,000	1,047
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,455
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,701
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	7,670
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Continuously Callable @100	1,500	1,687
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @100	4,700	5,948
Hampton Roads Transportation Accountability Commission Revenue, Series A, 5.00%, 7/1/52, Continuously Callable @100	15,000	18,212
Hanover County Economic Development Authority Revenue 5.00%, 7/1/51, Continuously Callable @103	1,200	1,204
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,806
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,102
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,008
Henrico County Economic Development Authority Revenue 5.00%, 6/1/24, Continuously Callable @100	1,200	1,238
4.25%, 6/1/26, Continuously Callable @100	140	143
5.00%, 11/1/30, Pre-refunded 11/1/22 @100	2,105	2,315
4.00%, 10/1/35, Continuously Callable @100	2,500	2,501
5.00%, 10/1/37, Continuously Callable @103	2,500	2,726
Lewistown Commerce Center Community Development Authority Tax Allocation 3.63%, 3/1/44, Continuously Callable @103	1,468	1,145
6.05%, 3/1/44, Continuously Callable @103	691	539
Series C, 6.05%, 3/1/54, Continuously Callable @100	2,340	426
Lexington IDA Revenue 4.00%, 1/1/31, Continuously Callable @102	750	756
4.00%, 1/1/37, Continuously Callable @102	1,000	965
5.00%, 1/1/43, Pre-refunded 1/1/22 @100	2,000	2,120
5.00%, 1/1/48, Continuously Callable @100	1,000	1,201
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,033
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,281
Loudoun County Economic Development Authority Revenue 5.00%, 12/1/31, Continuously Callable @100	1,135	1,341

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/32, Continuously Callable @100	$800	$944
5.00%, 12/1/33, Continuously Callable @100	775	912
5.00%, 12/1/34, Continuously Callable @100	805	946
Series B, 0.10%, 2/15/38, Callable 11/2/20 @100 (a)	8,545	8,545
Series E, 0.14%, 2/15/38, Callable 11/2/20 @100 (a)	6,175	6,175
Series F, 0.14%, 2/15/38, Callable 11/2/20 @100 (a)	12,810	12,810
Lynchburg Economic Development Authority Revenue 5.00%, 9/1/43, Continuously Callable @100	3,000	3,134
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,522
Lynchburg Economic Development Authority Revenue (LIQ — JPMorgan Chase & Co.), Series 2018-XL0075, 0.27%, 1/1/25 (a) (c)	5,400	5,400
Lynchburg Economic Development Authority Revenue (LOC — Branch Banking & Trust Co.), Series B, 0.12%, 1/1/47, Continuously Callable @100 (a)	8,900	8,900
Lynchburg Economic Development Authority Revenue (LOC — Branch Banking & Trust Co.), Series C, 0.15%, 1/1/47, Continuously Callable @100 (a)	1,965	1,965
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 3.09%, 9/1/41 (d)	3,532	1,554
Marquis Community Development Authority Revenue 9/1/45 (c) (d) (h)	1,093	654
Marquis Community Development Authority Tax Allocation, Series C 9/1/41 (d) (e)	5,389	248
Montgomery County Economic Development Authority Revenue Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,314
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	2,029
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,324
Norfolk Economic Development Authority Revenue 5.00%, 11/1/30, Pre-refunded 11/1/22 @100	1,000	1,100
Series A, 0.13%, 11/1/34, Continuously Callable @100 (a)	2,000	2,000
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,747
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (f)	1,600	2,043
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,227
Prince Edward County IDA Revenue 4.00%, 9/1/43, Continuously Callable @100	2,250	2,499
5.00%, 9/1/48, Continuously Callable @100	2,055	2,436
Prince William County IDA Revenue 5.50%, 9/1/31, Pre-refunded 9/1/21 @100	1,705	1,788
5.50%, 9/1/31, Pre-refunded 9/1/21 @100	2,000	2,097
5.50%, 9/1/34, Pre-refunded 9/1/21 @100	1,000	1,049
5.00%, 1/1/37, Continuously Callable @102	1,000	1,027
5.00%, 1/1/46, Continuously Callable @102	4,000	4,028
5.00%, 11/1/46, Continuously Callable @100	10,000	10,729
Radford IDA Revenue (NBGA — Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,150
Rappahannock Regional Jail Authority Revenue 5.00%, 10/1/34, Continuously Callable @100	2,340	2,770
5.00%, 10/1/35, Continuously Callable @100	1,165	1,375
Roanoke Economic Development Authority Revenue 5.00%, 7/1/47	6,250	9,735
4.00%, 7/1/51, Continuously Callable @100	5,000	5,697
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,822
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,450

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rockingham County Economic Development Authority Revenue 4.00%, 12/1/33, Continuously Callable @100	$1,000	$1,014
5.00%, 12/1/39, Continuously Callable @100	2,000	2,154
Salem Economic Development Authority Revenue 4.00%, 4/1/38, Continuously Callable @100	250	266
4.00%, 4/1/39, Continuously Callable @100	225	239
4.00%, 4/1/40, Continuously Callable @100	250	265
4.00%, 4/1/45, Continuously Callable @100	750	787
5.00%, 4/1/49, Continuously Callable @100	910	1,035
Stafford County Economic Development Authority Revenue 5.00%, 6/15/36, Continuously Callable @100	5,900	6,817
4.00%, 6/15/37, Continuously Callable @100	6,495	7,024
Suffolk Redevelopment & Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series 2019-XF1086, 0.47%, 10/1/59, Callable 1/1/35 @101 (a) (c)	30,000	30,000
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,000
University of Virginia Revenue Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @100	4,405	4,968
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,912
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	6,092
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,530
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,113
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	5,000	5,638
Virginia Beach Development Authority Revenue 5.00%, 9/1/40, Continuously Callable @103	3,250	3,597
5.00%, 9/1/44, Continuously Callable @103	4,865	5,350
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	2,089
Virginia College Building Authority Revenue 5.00%, 6/1/29, Continuously Callable @100	5,000	4,944
5.00%, 2/1/31, Continuously Callable @100	10,000	12,831
5.00%, 2/1/32, Continuously Callable @100	4,000	5,110
4.00%, 1/15/33, Continuously Callable @100	965	1,096
4.00%, 1/15/35, Continuously Callable @100	545	610
4.00%, 1/15/36, Continuously Callable @100	650	724
5.00%, 6/1/36, Continuously Callable @100	11,710	11,166
4.00%, 1/15/43, Continuously Callable @100	1,285	1,409
Series A, 5.00%, 9/1/31, Continuously Callable @100	2,725	3,191
Series A, 5.00%, 9/1/32, Continuously Callable @100	5,615	6,562
Series A, 5.00%, 9/1/33, Continuously Callable @100	6,380	7,441
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	9,007
Virginia College Building Authority Revenue (LIQ — U.S. Bancorp), 0.10%, 8/1/34, Callable 11/4/20 @100 (a)	2,200	2,200
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/32, Continuously Callable @100	3,350	4,213
5.00%, 9/15/32, Continuously Callable @100	9,190	11,534
4.00%, 5/15/42, Continuously Callable @100	10,000	11,437
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,327
Virginia Commonwealth University Health System Authority Revenue 4.75%, 7/1/36, Pre-refunded 7/1/21 @100	6,315	6,531
4.75%, 7/1/41, Pre-refunded 7/1/21 @100	3,000	3,103
5.00%, 7/1/46, Continuously Callable @100	5,500	6,463

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virginia Commonwealth University Revenue Series A, 4.00%, 11/1/37, Continuously Callable @100	$750	$864
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	433
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,785
Virginia Housing Development Authority Revenue Series B, 4.50%, 10/1/36, Continuously Callable @100	3,175	3,227
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,353
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,651
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,800
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,796
Virginia Resources Authority Revenue 5.00%, 11/1/32, Continuously Callable @100	330	377
5.00%, 11/1/32, Pre-refunded 11/1/23 @100	700	803
5.00%, 11/1/40, Pre-refunded 11/1/20 @100	1,270	1,275
5.00%, 11/1/40, Continuously Callable @100	165	166
4.00%, 11/1/41, Pre-refunded 11/1/22 @100	7,310	7,888
4.00%, 11/1/49, Continuously Callable @100	6,700	7,861
Virginia Resources Authority Revenue (LIQ — JPMorgan Chase & Co.), Series 2016-XF0453, 0.16%, 5/1/21 (a) (c)	5,000	5,000
Virginia Small Business Financing Authority Revenue 4.00%, 11/1/39, Continuously Callable @100	2,550	2,919
4.00%, 12/1/49, Continuously Callable @100	6,000	6,713
Virginia Small Business Financing Authority Revenue (LOC — Bank of America Corp.), 0.14%, 7/1/30 (a)	1,545	1,545
Virginia Small Business Financing Authority Revenue (LOC — PNC Financial Services Group), Series A, 0.13%, 7/1/42, Continuously Callable @100 (a)	12,975	12,975
Western Regional Jail Authority Revenue 5.00%, 12/1/35, Continuously Callable @100	1,540	1,882
5.00%, 12/1/35, Pre-refunded 12/1/26 @100	1,545	1,968
5.00%, 12/1/38, Continuously Callable @100	1,000	1,218
5.00%, 12/1/38, Pre-refunded 12/1/26 @100	1,000	1,274
Winchester Economic Development Authority Revenue 5.00%, 1/1/44, Continuously Callable @100	3,250	3,760
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @100	3,250	3,754
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (f)	2,500	2,508
		668,033
District of Columbia (3.1%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 4.00%, 10/1/53, Continuously Callable @100	1,500	1,639
5.00%, 10/1/53, Continuously Callable @100	4,000	4,182
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,808
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS — Assured Guaranty Municipal Corp.), Series B 10/1/30 (e)	5,500	4,339
Metropolitan Washington Airports Authority Revenue (LOC — TD Bank N.A.), Series D-2, 0.12%, 10/1/39, Continuously Callable @100 (a)	1,650	1,650
Washington Metropolitan Area Transit Authority Revenue 5.00%, 7/1/43, Continuously Callable @100	5,000	6,014
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,920
		22,552

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam (5.6%):
Antonio B. Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	$1,255	$1,401
Guam Government Waterworks Authority Revenue 5.00%, 7/1/37, Continuously Callable @100	1,000	1,168
5.00%, 7/1/40, Continuously Callable @100	3,250	3,766
5.50%, 7/1/43, Pre-refunded 7/1/23 @100	4,000	4,565
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,196
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,198
Guam Power Authority Revenue Series A, 5.00%, 10/1/31, Continuously Callable @100	500	561
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,499
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/39, Continuously Callable @100	750	835
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,093
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,702
Territory of Guam Revenue Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,336
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	1,500	1,531
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,167
Territory of Guam Revenue (LOC — Barclays Bank PLC), Series 2017-XF2510, 0.32%, 12/1/46, Callable 12/1/26 @100 (a) (c)	10,870	10,870
		40,951
Total Municipal Bonds (Cost $700,635)		731,536
Total Investments (Cost $700,635) — 99.2%		731,536
Other assets in excess of liabilities — 0.8%		6,220
NET ASSETS — 100.00%		$737,756

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.75%.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $51,924 (thousands) and amounted to 7.0% of net assets.

(d)  This security is classified as Level 3 within the fair value hierarchy and represents 0.3% of the Fund's net assets as of September 30, 2020. (See Note 2)

(e)  Zero-coupon bond.

(f)  Put Bond.

(g)  Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.88%.

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2020

  (Unaudited)

(h)  Stepped-coupon security converts to coupon form on 9/21/21 with a rate of 7.50%.

Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Virginia Bond Fund
Assets:
Investments, at value (Cost $700,635)	$731,536
Cash	276
Receivables:
Interest	7,113
Capital shares issued	136
From Adviser	2
Prepaid expenses	6
Total Assets	739,069
Liabilities:
Payables:
Distributions	220
Capital shares redeemed	760
Accrued expenses and other payables:
Investment advisory fees	169
Administration fees	90
Transfer agent fees	28
Trustees' fees	4
12b-1 fees	2
Other accrued expenses	40
Total Liabilities	1,313
Net Assets:
Capital	716,279
Total accumulated earnings/(loss)	21,477
Net Assets	$737,756
Net Assets
Fund Shares	$715,793
Institutional Shares	3,556
Class A shares	18,407
Total	$737,756
Shares (unlimited number of shares authorized with no par value):
Fund Shares	61,892
Institutional Shares	307
Class A shares	1,592
Total	63,791
Net asset value, offering and redemption price per share: (a)
Fund Shares	$11.57
Institutional Shares	$11.57
Class A shares	$11.56
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$11.83

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Virginia Bond Fund
Investment Income:
Interest	$10,376
Total Income	10,376
Expenses*:
Investment advisory fees	1,072
Administration fees — Fund Shares	523
Administration fees — Institutional Shares	1
Administration fees — Class A shares	14
Sub-Administration fees	10
12b-1 fees — Class A shares	24
Custodian fees	1
Transfer agent fees — Fund Shares	95
Transfer agent fees — Institutional Shares	1
Transfer agent fees — Class A shares	7
Trustees' fees	21
Compliance fees	2
Legal and audit fees	33
State registration and filing fees	2
Other expenses	23
Total Expenses	1,829
Expenses waived/reimbursed by Adviser	(5)
Net Expenses	1,824
Net Investment Income (Loss)	8,552
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	83
Net change in unrealized appreciation/depreciation on investment securities	18,947
Net realized/unrealized gains (losses) on investments	19,030
Change in net assets resulting from operations	$27,582

*  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
From Investments:
Operations:
Net investment income (loss)	$8,552	$19,474
Net realized gains (losses) from investments	83	380
Net change in unrealized appreciation/depreciation on investments	18,947	(4,249)
Change in net assets resulting from operations	27,582	15,605
Distributions to Shareholders:
Fund Shares	(8,342)	(19,127)
Institutional Shares (a)	(12)	—
Class A shares	(200)	(493)
Change in net assets resulting from distributions to shareholders	(8,554)	(19,620)
Change in net assets resulting from capital transactions	13,549	17,564
Change in net assets	32,577	13,549
Net Assets:
Beginning of period	705,179	691,630
End of period	$737,756	$705,179

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$55,696	$92,819
Distributions reinvested	6,898	15,757
Cost of shares redeemed	(50,848)	(91,351)
Total Fund Shares	$11,746	$17,225
Institutional Shares (a)
Proceeds from shares issued	$3,577	$—
Distributions reinvested	11	—
Cost of shares redeemed	(27)	—
Total Institutional Shares	$3,561	$—
Class A shares
Proceeds from shares issued	$20,265	$3,929
Distributions reinvested	195	482
Cost of shares redeemed	(22,218)	(4,072)
Total Class A shares	$(1,758)	$339
Change in net assets resulting from capital transactions	$13,549	$17,564
Share Transactions:
Fund Shares
Issued	4,854	8,111
Reinvested	604	1,374
Redeemed	(4,452)	(8,081)
Total Fund Shares	1,006	1,404
Institutional Shares (a)
Issued	308	—
Reinvested	1	—
Redeemed	(2)	—
Total Institutional Shares	307	—
Class A shares
Issued	1,770	343
Reinvested	17	42
Redeemed	(1,943)	(358)
Total Class A shares	(156)	27
Change in Shares	1,157	1,431

(a)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

14

This page is intentionally left blank.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Redemption fees added to beneficial interest
USAA Virginia Bond Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	$11.26	0.14	(f)	0.31	0.45	(0.14)	—
Year Ended March 31, 2020	$11.30	0.31	(f)	(0.04)	0.27	(0.31)	—
Year Ended March 31, 2019	$11.16	0.34		0.14	0.48	(0.34)	—
Year Ended March 31, 2018	$11.21	0.34		(0.05)	0.29	(0.34)	—
Year Ended March 31, 2017	$11.52	0.35		(0.31)	0.04	(0.35)	—
Year Ended March 31, 2016	$11.53	0.41		(0.01)	0.40	(0.41)	—
Institutional Shares
June 29, 2020 (e) through September 30, 2020 (unaudited)	$11.46	0.07	(f)	0.11	0.18	(0.07)	—
Class A shares
Six Months Ended September 30, 2020 (unaudited)	$11.25	0.12	(f)	0.31	0.43	(0.12)	—
Year Ended March 31, 2020	$11.29	0.28	(f)	(0.04)	0.24	(0.28)	—
Year Ended March 31, 2019	$11.16	0.32		0.12	0.44	(0.31)	—
Year Ended March 31, 2018	$11.20	0.31		(0.04)	0.27	(0.31)	—	(g)
Year Ended March 31, 2017	$11.51	0.33		(0.31)	0.02	(0.33)	—
Year Ended March 31, 2016	$11.53	0.38		(0.02)	0.36	(0.38)	—	(g)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Include adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Virginia Bond Fund
Fund Shares
Six Months Ended September 30, 2020 (unaudited)	(0.14)	$11.57	3.99%	0.50%		2.38%	0.50%	$715,793	5%
Year Ended March 31, 2020	(0.31)	$11.26	2.39%	0.55%		2.70%	0.55%	$685,508	24%
Year Ended March 31, 2019	(0.34)	$11.30	4.36%	0.59%		3.03%	0.59%	$672,191	9%
Year Ended March 31, 2018	(0.34)	$11.16	2.56%	0.56%		2.98%	0.56%	$666,772	11%
Year Ended March 31, 2017	(0.35)	$11.21	0.36%	0.58%		3.10%	0.58%	$658,452	13%
Year Ended March 31, 2016	(0.41)	$11.52	3.58%	0.60%		3.57%	0.60%	$648,913	3%
Institutional Shares
June 29, 2020 (e) through September 30, 2020 (unaudited)	(0.07)	$11.57	1.53%	0.49%		2.22%	0.83%	$3,556	5%
Class A shares
Six Months Ended September 30, 2020 (unaudited)	(0.12)	$11.56	3.85%	0.77%		2.12%	0.80%	$18,407	5%
Year Ended March 31, 2020	(0.28)	$11.25	2.14%	0.80%		2.46%	0.82%	$19,671	24%
Year Ended March 31, 2019	(0.31)	$11.29	4.05%	0.80%		2.82%	0.86%	$19,439	9%
Year Ended March 31, 2018	(0.31)	$11.16	2.42%	0.79	%(h)	2.76%	0.81%	$19,894	11%
Year Ended March 31, 2017	(0.33)	$11.20	0.12%	0.81%		2.85%	0.81%	$25,496	13%
Year Ended March 31, 2016	(0.38)	$11.51	3.24%	0.84%		3.34%	0.84%	$22,951	3%

For a Share Outstanding Throughout Each Period

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Amount is less than $0.005 per share.

(h)  Effective October 12, 2017, USAA Asset Management Company ("AMCO") voluntarily agreed to limit the annual expenses of the Class A shares to 0.80% of the Class A shares' average daily net assets.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Virginia Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Institutional Shares commenced operations and the Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

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Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$729,079	$2,457	$731,536
Total	$—	$729,079	$2,457	$731,536

For the six months ended September 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery, or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

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Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$16,300	$11,050	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$30,583	$51,850

There were no purchases and sales of U.S. government securities during the six months ended September 30, 2020.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

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4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rates of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Effective July 1, 2019, no performance adjustments were made for the periods beginning July 1, 2019 through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Virginia Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020, to September 30, 2020, performance adjustments for Fund Shares, Institutional Shares, and Class A shares were $(77), less than $(1), and $(2) thousand, respectively. For the Fund Shares, Institutional Shares, and Class A shares, the performance adjustments were (0.02)%, Less than (0.01)%, and (0.02)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

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shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for the Fund Shares, and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for all of their reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred for the six months ended September 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares. Amounts incurred and paid to the Distributor for the six months ended September 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

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In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund. For the six months ended September 30, 2020, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A shares of the Fund.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2020, the expense limits (excluding voluntary waivers) are 0.54%, 0.50%, and 0.80% for the Fund Shares, Institutional Shares, and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2020, the following amounts were available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2020.

Expires 3/31/2023	Expires 3/31/2024
$1	$5

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

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to result in, among other things (1) government imposition of various forms of "stay at home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees: (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults: (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed- income securities may vary widely under certain market conditions.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended September 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended September 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2020

  (Unaudited)

plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2021.

At March 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$1,006	$8,686	$9,692

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USAA Mutual Funds Trust	Supplemental Information September 30, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid During Period 4/1/20- 9/30/20*	Hypothetical Expenses Paid During Period 4/1/20- 9/30/20*	Annualized Expense Ratio During Period 4/1/20- 9/30/20
Fund Shares	$1,000.00	$1,039.90	$1,022.56	$2.56	$2.54	0.50%
Institutional Shares**	1,000.00	1,015.30	1,022.61	1.26	2.48	0.49%
Class A shares	1,000.00	1,038.50	1,021.21	3.93	3.90	0.77%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 93/365 to reflect the stub period from commencement of operations June 29, 2020 through September 30, 2020.

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2020

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Liquidity Risk Management Program

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39604-1120

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 27, 2020

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	November 27, 2020